UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4503

Aquila Municipal Trust
 (Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600
New York, New York 10036
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
120 West 45th Street, Suite 3600
New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 3/31/14

Date of reporting period: 9/30/14

FORM N-CSRS

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report September 30, 2014

Aquila Churchill Tax-Free Fund of Kentucky “Sooner Rather Than Later - The Miracle of Compound Interest” Serving Kentucky investors since 1987

November, 2014

Dear Fellow Shareholder:

     Type the words “compound interest” into any internet search engine and you’re bound to find literally hundreds of examples of the concept. Most examples would likely be fairly standard and show the effect that compound interest has on the growth of savings when the interest rate is applied to both the initial sum invested as well as to reinvested income.

     However, we’d like to share with you another example. The following table vividly demonstrates the power of both compounding and beginning to invest sooner rather than later.

•	Example 1 assumes a hypothetical investment from age 19 through age 26.

•	Example 2 assumes a hypothetical investment from age 27 through age 39.

     Both examples assume a $2,000 yearly investment, with no withdrawals and with no allowance for income taxes. In each case, income compounds at a hypothetical annual interest rate of 5%. These assumptions are for the sake of the illustration and do not represent past or future performance of any investment. The advantage of beginning a saving plan sooner, rather than later, applies whether you earn 3%, 5% or some other amount.

     As you can see, a person who begins to invest $2,000 per year at age 19 and continues to invest over a period of eight years (through age 26) will have more money at age 39 (through the “miracle of compound interest”) than will someone who begins to invest at a later age (27) and continues to invest through age 39.

     We encourage you to share these examples with your family and friends. Beginning a saving plan early can pay off over time, particularly with the assistance of the miracle of compound interest.

     You can take advantage of the powers of compounding when you set up an automatic investment plan in Aquila Churchill Tax-Free Fund of Kentucky and reinvest your dividends. To do so, please contact your investment professional or the Fund’s Shareholder Servicing Agent at 1-800-437-1000.

     Before investing in the Fund, carefully read about and consider the investment objectives, risks, charges, expenses, and other information found in the Fund prospectus. The prospectus is available from your financial advisor, and when you call 800-437-1020 or visit www.aquilafunds.com.

NOT A PART OF THE SEMI-ANNUAL REPORT

	EXAMPLE 1		EXAMPLE 2
	5% Annual Interest Rate		5% Annual Interest Rate
	Annual		Annual
Age	Investment	Year-End Value	Investment	Year-End Value
19	$2,000	$2,100	0	0
20	2,000	4,305	0	0
21	2,000	6,620	0	0
22	2,000	9,051	0	0
23	2,000	11,604	0	0
24	2,000	14,284	0	0
25	2,000	17,098	0	0
26	2,000	20,053	0	0
27	0	21,056	$2,000	$2,100
28	0	22,109	2,000	4,305
29	0	23,214	2,000	6,620
30	0	24,375	2,000	9,051
31	0	25,593	2,000	11,604
32	0	26,873	2,000	14,284
33	0	28,217	2,000	17,098
34	0	29,628	2,000	20,053
35	0	31,109	2,000	23,156
36	0	32,664	2,000	26,414
37	0	34,298	2,000	29,834
38	0	36,013	2,000	33,426
39	0	37,813	2,000	37,197
This chart is for illustration purposes only;
it does not represent past or future performance of any investment.

Sincerely,

Diana P. Herrmann, Vice Chair and President

Any information in this Semi-Annual Report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Fund’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low and are expected to rise at some point in time.

Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely a ected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Fund may be a ected significantly by adverse economic, political or other events a ecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

A portion of income may be subject to local, state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (4.1%)	and Fitch	Value
	Campbell County, Kentucky Public
	Project
$1,625,000	4.375%, 12/01/25 Syncora Guarantee,
	Inc. Insured (pre-refunded)	Aa2/NR/NR	$1,732,396
	Henderson County, Kentucky
330,000	3.000%, 11/01/20	Aa3/NR/NR	348,018
	Lexington-Fayette Urban County,
	Kentucky
4,175,000	4.250%, 05/01/23 NPFG Insured	Aa2/AA/NR	4,435,520
	Louisville & Jefferson County,
	Kentucky
955,000	4.200%, 11/01/22 NPFG Insured	Aa1/AA+/AAA	1,0 15,232
	Warren County, Kentucky, Unlimited
	Tax
615,000	4.000%, 06/01/25	Aa2/AA-/NR	661,869
635,000	4.000%, 06/01/26	Aa2/AA-/NR	681,393
660,000	4.000%, 06/01/27	Aa2/AA-/NR	704,906
	Total General Obligation Bonds		9,579,334

	Revenue Bonds (93.7%)

	Agencies (17.3%)
	Kentucky Asset & Liability Commission
	Federal Highway Notes
1,000,000	5.000%, 09/01/22 Series A	A2/AA/A+	1,161,610
2,000,000	5.250%, 09/01/25 Series A	A2/AA/A+	2,4 13,800
2,000,000	5.000%, 09/01/26 Series A	A2/AA/A+	2,372,760
	Kentucky Asset & Liability Commission
	University of Kentucky Project
1,500,000	4.500%, 10/01/22 NPFG/ FGIC
	Insured (pre-refunded)	Aa2/AA-/NR	1,564,350
500,000	5.000%, 10/01/25 Series B	Aa2/AA-/NR	552,760
750,000	5.000%, 10/01/26 Series B	Aa2/AA-/NR	828,210
1,000,000	5.000%, 10/01/27 Series B	Aa2/AA-/NR	1,102,110
	Kentucky Economic Development
	Finance Authority Louisville Arena
	Project
2,500,000	5.750%, 12/01/28 AGC Insured	A3/AA/NR	2,651,850
	Kentucky Higher Education Student
	Loan
400,000	5.000%, 06/01/24 Senior Series A AMT	NR/A/A	433,440
2,025,000	3.750%, 06/01/26 Senior Series A AMT	NR/A/A	2,027,572

1 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Agencies (continued)
	Kentucky Rural Water Finance Corp.
$205,000	4.250%, 08/01/19 NPFG Insured	A3/AA-/NR	$216,115
85,000	5.000%, 02/01/20 NPFG Insured	A3/AA-/NR	85,224
210,000	4.250%, 08/01/20 NPFG Insured	A3/AA-/NR	221,346
200,000	4.375%, 08/01/22 NPFG Insured	A3/AA-/NR	210,510
240,000	4.500%, 08/01/23 NPFG Insured	A3/AA-/NR	252,974
255,000	4.500%, 08/01/24 NPFG Insured	A3/AA-/NR	268,548
355,000	4.600%, 02/01/25	NR/A+/NR	371,930
435,000	4.000%, 02/01/26 Series 2012F	NR/A+/NR	467,264
450,000	4.000%, 02/01/27 Series 2012F	NR/A+/NR	482,144
290,000	4.500%, 08/01/27 NPFG Insured	A3/AA-/NR	303,903
375,000	4.000%, 02/01/28 Series 2012C	NR/A+/NR	396,454
465,000	4.000%, 02/01/28 Series 2012F	NR/A+/NR	497,583
245,000	4.600%, 08/01/28 NPFG Insured	A3/AA-/NR	253,950
305,000	4.000%, 02/01/29 Series 2012C	NR/A+/NR	322,089
490,000	4.000%, 02/01/29 Series 2012F	NR/A+/NR	524,668
315,000	4.625%, 08/01/29 NPFG Insured	A3/AA-/NR	325,675
	Kentucky State Property and Buildings
	Commission
1,020,000	5.000%, 11/01/20	Aa3/A+/A+	1,183,955
1,375,000	5.375%, 11/01/23	Aa3/A+/A+	1,593,254
2,820,000	5.750%, 04/01/24 Project 91	A1/A+/A	3,211,021
1,000,000	5.000%, 10/01/25	Aa3/A+/A+	1,177,340
625,000	4.000%, 04/01/26 Project 105	A1/A+/A	671,075
655,000	4.000%, 04/01/27 Project 105	A1/A+/A	700,241
2,800,000	5.250%, 02/01/28 AGC Insured	Aa3/AA/A+	3,205,412
750,000	5.500%, 11/01/28	Aa3/A+/A+	863,092
2,500,000	5.000%, 02/01/29 AGC Insured	Aa3/AA/A+	2,807,175
2,625,000	5.750%, 04/01/29 Project 91	A1/A+/A	2,950,920
1,500,000	5.000%, 10/01/29 Project 106	Aa3/A+/A+	1,723,485
	Total Agencies		40,395,809

	Airports (8.1%)
	Kenton County, Kentucky Airport
	Board Airport Revenue
1,300,000	5.000%, 03/01/23 NPFG Insured AMT	A3/AA-/A-	1,304,017
	Lexington-Fayette Urban County
	Airport Board, Kentucky
1,555,000	5.000%, 07/01/28 2012 Series A AMT	Aa2/AA/NR	1,756,963
400,000	5.000%, 07/01/29 2012 Series A AMT	Aa2/AA/NR	448,440

2 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Airports (continued)
	Lexington-Fayette Urban County
	Airport Board, Kentucky (continued)
$850,000	5.000%, 07/01/30 2012 Series A AMT	Aa2/AA/NR	$947,996
750,000	5.000%, 07/01/31 2012 Series A AMT	Aa2/AA/NR	828,915
	Louisville, Kentucky Regional Airport
	Authority
1,060,000	5.000%, 07/01/18 AMT (pre-refunded)	A2/A+/A+	1,212,481
1,000,000	5.250%, 07/01/23 AGMC Insured
	AMT (pre-refunded)	A2/AA/A+	1,153,010
2,070,000	5.000%, 07/01/23 AMT	NR/A+/A+	2,427,965
2,610,000	5.000%, 07/01/24 AMBAC Insured
	AMT (pre-refunded)	A2/A+/A+	2,699,549
2,325,000	5.000%, 07/01/26 AMT	NR/A+/A+	2,689,723
2,895,000	5.000%, 07/01/27 Series A AMT	NR/A+/A+	3,313,675
	Total Airports		18,782,734

	Higher Education (7.5%)
	Berea, Kentucky Educational Facilities
	(Berea College)
1,000,000	4.125%, 06/01/25	Aaa/NR/NR	1,011,620
	Boyle County, Kentucky College
	Refunding & Improvement
1,035,000	4.500%, 06/01/22 AGC Insured	A3/AA/NR	1,078,698
200,000	4.625%, 06/01/24 AGC Insured	A3/AA/NR	209,238
	Eastern Kentucky University General
	Receipts
1,250,000	4.000%, 10/01/27	Aa3/A+/NR	1,305,837
	Lexington-Fayette, Kentucky Urban
	County Government Transylvania
	University Project
1,390,000	4.500%, 03/01/29	NR/A+/NR	1,469,174
	Louisville & Jefferson County,
	Kentucky University of Louisville
525,000	5.000%, 06/01/20 AMBAC Insured	NR/NR/NR*	534,860
	Murray State University Project,
	Kentucky General Receipts
745,000	4.500%, 09/01/23 AMBAC Insured	Aa3/A+/NR	779,091

3 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Higher Education (continued)
	University of Kentucky General
	Receipts
$885,000	4.500%, 10/01/22 Syncora
	Guarantee, Inc. Insured	Aa2/AA-/NR	$947,286
1,545,000	4.500%, 10/01/23 Syncora
	Guarantee, Inc. Insured	Aa2/AA-/NR	1,653,428
1,625,000	4.500%, 10/01/25 Syncora
	Guarantee, Inc. Insured	Aa2/AA-/NR	1,737,694
1,010,000	4.500%, 10/01/26 Syncora
	Guarantee, Inc. Insured	Aa2/AA-/NR	1,078,185
	University of Louisville, Kentucky
	General Receipts
1,000,000	5.000%, 09/01/30 2011 Series A	Aa2/AA-/NR	1,141,390
	Western Kentucky University General
	Receipts
2,000,000	4.200%, 09/01/25 Series A NPFG
	Insured	Aa3/AA-/NR	2,059,060
2,475,000	4.200%, 09/01/26 Series A NPFG
	Insured	Aa3/AA-/NR	2,543,211
	Total Higher Education		17,548,772
	Hospitals (14.2%)
	City of Ashland, Kentucky, Medical
	Center (Ashland Hospital Corp.)
2,000,000	5.000%, 02/01/22 Series B	A3/BBB/A-	2,192,420
1,535,000	5.000%, 02/01/23 Series B	A3/BBB/A-	1,665,368
	Hardin County, Kentucky, Hardin
	Memorial Hospital
735,000	5.500%, 08/01/22 AGMC Insured	A2/AA/NR	860,641
675,000	5.500%, 08/01/23 AGMC Insured	A2/AA/NR	795,244
500,000	5.250%, 08/01/24 AGMC Insured	A2/AA/NR	573,295
	Kentucky Economic Development
	Finance Authority, Baptist
	Healthcare System
4,795,000	5.375%, 08/15/24	A2/NR/A+	5,386,559
	Kentucky Economic Development
	Finance Authority, Catholic Health
1,000,000	5.000%, 05/01/29	A1/A+/A+	1,002,770

4 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Hospitals (continued)
	Kentucky Economic Development
	Finance Authority, Kings Daughter
	Medical Center
$1,000,000	5.000%, 02/01/30	A3/BBB/A-	$1,046,040
	Louisville & Jefferson County, Kentucky
	Metropolitan Government Health
	System, Norton Healthcare, Inc.
7,085,000	5.000%, 10/01/26	NR/A-/A-	7,411,973
1,100,000	5.000%, 10/01/30	NR/A-/A-	1,146,189
	Louisville & Jefferson County, Kentucky
	Metropolitan Government, Louisville
	Medical Center, Laundry Facility
	Project
695,000	4.250%, 05/01/23 Series 2012	NR/A/NR	754,235
	Louisville & Jefferson County, Kentucky
	Metropolitan Government, Louisville
	Medical Center, Steam & Chilled
	Water Plant Project
915,000	4.250%, 05/01/22 Series 2012A	NR/A/NR	986,846
	Louisville & Jefferson County, Kentucky
	Metropolitan Government Revenue
	Refunding, Catholic Health Initiatives
1,000,000	5.000%, 12/01/30	A1/A+/A+	1,125,740
	Russell, Kentucky Bon Secours Health
	System
2,500,000	5.000%, 11/01/26 Series 2013	A3/A-/A-	2,850,475
	Warren County, Kentucky, Warren
	County Community Hospital Corp.
3,975,000	5.000%, 04/01/28	NR/A/NR	4,490,875
680,000	4.000%, 10/01/29	NR/A/NR	685,562
	Total Hospitals		32,974,232

	Housing (2.9%)
	Kentucky Housing Corporation
	Housing Revenue
470,000	4.800%, 01/01/18 AMT	Aaa/AAA/NR	473,769
575,000	4.800%, 07/01/18 AMT	Aaa/AAA/NR	579,485
475,000	4.800%, 07/01/20 AMT	Aaa/AAA/NR	475,922
1,570,000	4.800%, 07/01/22 AMT	Aaa/AAA/NR	1,603,284

5 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Housing (continued)
	Kentucky Housing Corporation
	Housing Revenue (continued)
$1,275,000	5.000%, 01/01/23 AMT	Aaa/AAA/NR	$1,313,773
435,000	4.500%, 07/01/25	Aaa/AAA/NR	466,094
600,000	4.750%, 07/01/26	Aaa/AAA/NR	628,104
	Kentucky Housing Multifamily
	Mortgage Revenue
1,325,000	5.000%, 06/01/35 AMT	NR/NR/NR*	1,332,778
	Total Housing		6,873,209

	Local Public Property (6.9%)
	Grant County, Kentucky Public
	Property Corp. Justice Center Project
1,000,000	4.500%, 12/01/24	Aa3/NR/NR	1,064,480
	Jefferson County, Kentucky Capital
	Projects
1,575,000	4.250%, 06/01/23 AGMC Insured	Aa3/NR/AA+	1,674,792
1,950,000	4.375%, 06/01/24 AGMC Insured	Aa3/NR/AA+	2,070,432
2,060,000	4.375%, 06/01/26 Series A AGMC
	Insured	Aa3/NR/AA+	2,178,986
1,070,000	4.375%, 06/01/27 Series A AGMC
	Insured	Aa3/NR/AA+	1,129,524
1,640,000	4.375%, 06/01/28 AGMC Insured	Aa3/NR/AA+	1,726,871
	Kentucky Association of Counties
	Finance Corp. Financing Program
1,145,000	4.250%, 02/01/24	NR/AA-/NR	1,210,288
515,000	4.000%, 02/01/25	NR/AA-/NR	540,673
315,000	5.375%, 02/01/27	NR/AA-/NR	351,275
330,000	5.375%, 02/01/28	NR/AA-/NR	367,406
	Kentucky Bond Corp. Financing
	Program
915,000	5.125%, 02/01/28	NR/AA-/NR	1,012,923
	Laurel County, Kentucky Public
	Property Corp. Justice Center
	Project
250,000	4.625%, 03/01/28	Aa3/NR/NR	262,990
	Lexington-Fayette Urban County,
	Kentucky Public Facilities
500,000	4.125%, 10/01/23 NPFG Insured	Aa3/NR/NR	516,895
500,000	4.250%, 10/01/26 NPFG Insured	Aa3/NR/NR	513,085

6 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Local Public Property (continued)
	River City Parking Authority of River
	City, Inc., Kentucky First Mortgage
$1,000,000	4.750%, 06/01/27 2013 Series B	Aa2/AA/NR	$1,138,290
	Warren County, Kentucky Justice
	Center
365,000	4.300%, 09/01/22 NPFG Insured	Aa3/NR/NR	376,063
	Total Local Public Property		16,134,973

	School Building (17.2%)
	Barren County, Kentucky School
	Building Revenue
1,265,000	4.250%, 08/01/25 AGC Insured	Aa3/NR/NR	1,304,051
1,670,000	4.375%, 08/01/26 AGC Insured	Aa3/NR/NR	1,721,920
	Boone County, Kentucky School
	District Finance Corp. School
	Building Revenue
1,000,000	4.125%, 08/01/22 Syncora Guarantee,
	Inc. Insured (pre-refunded)	Aa3/NR/NR	1,032,610
1,580,000	4.500%, 08/01/23 AGMC Insured	Aa3/NR/NR	1,639,803
1,250,000	4.125%, 03/01/25 AGMC Insured	Aa3/NR/NR	1,296,325
	Bullitt County, Kentucky School
	District Finance Corp.
1,145,000	4.500%, 04/01/27	Aa3/NR/NR	1,205,078
1,200,000	4.500%, 04/01/28	Aa3/NR/NR	1,262,964
	Campbell County, Kentucky School
	District Finance Corp. School Building
340,000	3.500%, 08/01/22	Aa3/NR/NR	358,367
	Christian County, Kentucky School
	District Finance Corp.
750,000	4.125%, 08/01/23 Syncora Guarantee,
	Inc. Insured (pre-refunded)	Aa3/NR/NR	774,457
1,590,000	4.125%, 08/01/24 Syncora Guarantee,
	Inc. Insured (pre-refunded)	Aa3/NR/NR	1,641,850
	Fayette County, Kentucky School
	District Finance Corp.
4,335,000	4.375%, 05/01/26 AGMC Insured	A1/AA/NR	4,566,619
1,000,000	5.000%, 10/01/27 Series A	A1/A+/NR	1,169,520
750,000	4.250%, 06/01/29 Series A	A1/A+/NR	801,990

7 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	School Building (continued)
	Floyd County, Kentucky School Finance
	Corporation School Building
$1,255,000	4.125%, 03/01/26 Syncora Guarantee,
	Inc. Insured	Aa3/NR/NR	$1,268,617
	Fort Thomas, Kentucky Independent
	School District Finance Corp.
610,000	4.375%, 04/01/25	Aa3/NR/NR	629,947
	Franklin County, Kentucky School
	District Finance Corp.
1,135,000	4.000%, 04/01/24 Second Series	Aa3/NR/NR	1,243,892
1,560,000	4.000%, 06/01/29	Aa3/NR/NR	1,633,336
	Jefferson County, Kentucky School
	District Finance Corp.
4,000,000	4.000%, 07/01/26 Series B	Aa2/AA-/NR	4,292,760
	Kenton County, Kentucky School
	District Finance Corp.
445,000	4.300%, 04/01/22 AGC Insured	Aa3/NR/NR	457,803
590,000	4.250%, 10/01/22 AGMC Insured	Aa3/NR/NR	611,948
750,000	4.375%, 04/01/24 AGC Insured	Aa3/NR/NR	771,615
325,000	4.400%, 04/01/26 AGC Insured	Aa3/NR/NR	334,051
	Larue County, Kentucky School
	District Finance Corp.
270,000	4.500%, 07/01/21 NPFG Insured
	(pre-refunded)	Aa3/NR/NR	289,321
470,000	4.500%, 07/01/22 NPFG Insured
	(pre-refunded)	Aa3/NR/NR	503,633
785,000	4.500%, 07/01/23 NPFG Insured
	(pre-refunded)	Aa3/NR/NR	841,175
	Laurel County, Kentucky School
	District Finance Corp.
300,000	4.000%, 06/01/16 AGMC Insured	Aa3/NR/NR	316,677
	Magoffin County, Kentucky School
	District
375,000	4.250%, 08/01/23 AMBAC Insured	Aa3/NR/NR	384,139
475,000	4.250%, 08/01/25 AMBAC Insured	Aa3/NR/NR	485,298
	Ohio County, Kentucky School
	Building Revenue
790,000	4.500%, 05/01/24	Aa3/NR/NR	856,431
325,000	4.500%, 05/01/25	Aa3/NR/NR	351,978

8 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	School Building (continued)
	Oldham County, Kentucky School
	District Finance Corp.
$1,000,000	4.500%, 09/01/27 NPFG Insured	Aa3/NR/NR	$1,033,020
	Owensboro, Kentucky Independent
	School District Finance Corp.
	School Building Revenue
890,000	4.375%, 09/01/24	Aa3/NR/NR	962,847
	Pendleton County, Kentucky School
	District Finance Corp. School
	Building Revenue
730,000	4.000%, 02/01/23 NPFG Insured	Aa3/NR/NR	749,586
	Pike County, Kentucky School
	Building Revenue
1,355,000	4.375%, 10/01/26 NPFG Insured	Aa3/NR/NR	1,403,644
	Spencer County, Kentucky School
	District Finance Corp., School
	Building Revenue
1,000,000	4.500%, 08/01/27 AGMC Insured	Aa3/NR/NR	1,041,440
	Warren County, Kentucky School
	District Finance Corp.
295,000	4.125%, 02/01/23 NPFG Insured	Aa3/NR/NR	299,511
500,000	4.375%, 04/01/27 AGMC Insured	Aa3/NR/NR	522,140
	Total School Building		40,060,363

	Turnpike/Highway (9.3%)
	Kentucky State Turnpike Authority
3,000,000	4.450%, 07/01/22 Series B	Aa2/AA+/A+	3,176,340
3,500,000	5.000%, 07/01/25	Aa2/AA+/A+	4,013,905
2,000,000	5.000%, 07/01/25 AMBAC Insured
	(pre-refunded)	Aa2/AA+/A+	2,071,680
1,000,000	5.000%, 07/01/25	Aa2/AA+/A+	1,124,620
2,750,000	5.000%, 07/01/27	Aa2/AA+/A+	3,084,180
1,100,000	5.000%, 07/01/28	Aa2/AA+/A+	1,231,549
5,000,000	5.000%, 07/01/29 Series A	Aa2/AA+/A+	5,810,000
1,000,000	5.000%, 07/01/30 Series A	Aa2/AA+/A+	1,154,430
	Total Turnpike/Highway		21,666,704

	Utilities (10.3%)
	Campbell & Kenton Counties,
	Kentucky (Sanitation District)
1,695,000	4.300%, 08/01/24 NPFG Insured	Aa2/AA/NR	1,791,276

9 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Utilities (continued)
	Campbell & Kenton Counties,
	Kentucky (Sanitation District)
	(continued)
$300,000	4.300%, 08/01/27 NPFG Insured	Aa2/AA/NR	$315,195
2,370,000	4.000%, 08/01/27	Aa2/AA/NR	2,507,484
1,450,000	4.300%, 08/01/28 NPFG Insured	Aa2/AA/NR	1,521,021
	Kentucky State Municipal Power
	Agency, Prairie St. Project
1,000,000	5.000%, 09/01/23 AGMC Insured	A2/AA/NR	1,132,450
	Louisville & Jefferson County, Kentucky
	Metropolitan Sewer District
1,570,000	4.250%, 05/15/20 AGMC Insured
	(pre-refunded)	Aa3/AA/NR	1,609,956
810,000	4.250%, 05/15/20 AGMC Insured	Aa3/NR/NR	827,763
1,655,000	4.250%, 05/15/21 AGMC Insured
	(pre-refunded)	Aa3/AA/NR	1,697,120
855,000	4.250%, 05/15/21 AGMC Insured	Aa3/NR/NR	873,374
990,000	5.000%, 05/15/26 AGMC Insured
	(pre-refunded)	Aa3/AA/NR	1,019,769
510,000	5.000%, 05/15/26 AGMC Insured	Aa3/AA/NR	522,536
500,000	5.000%, 05/15/28 Series A	Aa3/AA/AA-	572,945
	Northern Kentucky Water District
1,000,000	5.000%, 02/01/26	Aa3/NR/NR	1,153,390
1,825,000	6.000%, 02/01/28 AGMC Insured	Aa3/NR/NR	2,126,380
	Owensboro, Kentucky Electric, Light
	and Power
1,000,000	5.000%, 01/01/21 AGMC Insured	A2/AA/NR	1,126,320
3,500,000	5.000%, 01/01/26 AGMC Insured
	Series B	A2/AA/NR	3,784,200
	Owensboro, Kentucky Water Revenue
500,000	5.000%, 09/15/27 AGC Insured	A1/NR/NR	563,385
	Owensboro-Daviess County, Kentucky
	Regional Water Resource Agency
	Wastewater Refunding &
	Improvement
930,000	4.375%, 01/01/27 Series A Syncora
	Guarantee, Inc. Insured	NR/A+/NR	948,991
	Total Utilities		24,093,555
	Total Revenue Bonds		218,530,351

10 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

Total Investments (cost $217,222,511 -
note 4)	97.8%	$228,109,685
Other assets less liabilities	2.2	5,076,300
Net Assets	100.0%	$233,185,985

Percent of
Portfolio Distribution By Quality Rating	Investments†

Aaa of Moody’s or AAA of S&P or Fitch	3.3%
Pre-refunded bonds††/ Escrowed to Maturity bonds	8.7
Aa of Moody’s or AA of S&P or Fitch	62.1
A of Moody’s or S&P or Fitch	25.1
Not Rated*	0.8
100.0%

PORTFOLIO ABBREVIATIONS

AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated

*
Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

†	Where applicable, calculated using the highest rating of the three NRSROs.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

11 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2014 (unaudited)

ASSETS
Investments at value (cost $217,222,511)	$228,109,685
Cash	2,456,918
Interest receivable	2,931,650
Receivable for Fund shares sold	27,616
Other assets	20,343
Total assets	233,546,212
LIABILITIES
Dividends payable	178,236
Management fee payable	76,946
Payable for Fund shares redeemed	21,196
Distribution and service fees payable	4,266
Accrued expenses payable	79,583
Total liabilities	360,227
NET ASSETS	$233,185,985
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares,
par value $0.01 per share	$215,827
Additional paid-in capital	223,049,142
Net unrealized appreciation on investments (note 4)	10,887,174
Undistributed net investment income	199,871
Accumulated net realized loss on investments	(1,166,029)

CLASS A	$233,185,985
Net Assets	$184,792,657
Capital shares outstanding	17,104,242
Net asset value and redemption price per share	$10.80
Maximum offering price per share (100/96 of $10.80)	$11.25

CLASS C
Net Assets	$9,718,138
Capital shares outstanding	899,972
Net asset value and offering price per share	$10.80
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds, or on the original price, whichever is
lower, if redeemed during the first 12 months after purchase)	$10.80	*
CLASS I
Net Assets	$7,608,698
Capital shares outstanding	704,562
Net asset value, offering and redemption price per share	$10.80
CLASS Y
Net Assets	$31,066,492
Capital shares outstanding	2,873,886
Net asset value, offering and redemption price per share	$10.81

See accompanying notes to financial statements.

12 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2014 (unaudited)

Investment Income:

Interest income		$4,618,937

Expenses:

Management fee (note 3)	$472,430
Distribution and service fees (note 3)	197,928
Legal fees	77,325
Transfer and shareholder servicing agent
fees (note 3)	54,267
Trustees’ fees and expenses (note 8)	52,219
Shareholders’ reports	20,692
Fund accounting fees	18,062
Registration fees and dues	14,590
Custodian fees (note 6)	12,219
Auditing and tax fees	10,215
Insurance	6,588
Chief compliance officer services (note 3)	2,771
Miscellaneous	20,376
Total expenses		959,682
Net investment income		3,659,255

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from securities
transactions	343,987
Change in unrealized appreciation on
investments	3,071,084

Net realized and unrealized gain (loss) on
investments		3,415,071
Net change in net assets resulting from
operations		$7,074,326

See accompanying notes to financial statements.

13 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2014	Year Ended
	(unaudited)	March 31, 2014
OPERATIONS:
Net investment income	$3,659,255	$7,807,058
Net realized gain (loss) from
securities transactions	343,987	(618,235)
Change in unrealized appreciation
on investments	3,071,084	(7,680,543)
Change in net assets from
operations	7,074,326	(491,720)

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(2,924,487)	(6,266,395)

Class C Shares:
Net investment income	(110,704)	(254,311)

Class I Shares:
Net investment income	(110,897)	(218,841)

Class Y Shares:
Net investment income	(495,937)	(1,032,726)
Change in net assets from
distributions	(3,642,025)	(7,772,273)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	8,145,693	15,701,039
Reinvested dividends and
distributions	2,143,208	4,465,536
Cost of shares redeemed	(15,666,923)	(46,689,119)
Change in net assets from capital
share transactions	(5,378,022)	(26,522,544)

Change in net assets	(1,945,721)	(34,786,537)

NET ASSETS:
Beginning of period	235,131,706	269,918,243

End of period*	$233,185,985	$235,131,706

*Includes undistributed net investment income of:	$199,871	$182,641

See accompanying notes to financial statements.

14 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2014 (unaudited)

1. Organization

     Aquila Churchill Tax-Free Fund of Kentucky (the “Fund”), a series of Aquila Municipal Trust, (from inception until the close of business on October 11, 2013, the Fund operated under the name Churchill Tax-Free Fund of Kentucky), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are generally valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b)
Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

15 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2014:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable
Inputs — Municipal Bonds*	228,109,685
Level 3 – Significant Unobservable Inputs	—
Total	$228,109,685

     * See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

16 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2014 (unaudited)

Management has reviewed the tax positions for each of the open tax years (2011-2013) or expected to be taken in the Trust’s 2014 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2014, the Fund decreased undistributed net investment income by $22,487, increased paid-in capital by $14,319 and increased realized gain by $8,168. These reclassifications had no effect on net assets or net asset value per share.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s services include providing the office of the Fund and all related services as well as managing relationships with all of the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% on the Fund’s average net assets.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

17 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund’s average net assets represented by Class A Shares. For the six months ended September 30, 2014, distribution fees on Class A Shares amounted to $141,294 of which the Distributor retained $4,776.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2014, amounted to $36,833. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2014, amounted to $12,277. For the six months ended September 30, 2014, the total of these payments with respect to Class C Shares amounted to $49,110 of which the Distributor retained $12,273.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed for any fiscal year of the Fund a rate (currently 0.20%), set from time to time by the Board of Trustees, of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended September 30, 2014, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $13,167 of which $7,524 related to the Plan and $5,643 related to the Shareholder Services Plan.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Kentucky, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended September 30, 2014, total commissions on sales of Class A Shares amounted to $107,853 of which the Distributor received $10,401.

18 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

4. Purchases and Sales of Securities

     During the six months ended September 30, 2014, purchases of securities and proceeds from the sales of securities aggregated $19,304,758 and $24,100,742, respectively.

     At September 30, 2014, the aggregate tax cost for all securities was $217,024,623. At September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $11,561,446 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $476,384 for a net unrealized appreciation of $11,085,062.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers’ ability to meet their obligations.

6. Expenses

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

19 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

7. Capital Share Transactions

     Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	September 30, 2014		Year Ended
	(unaudited)		March 31, 2014
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	404,491	$4,353,264	1,053,643	$11,264,814
Reinvested distributions	178,208	1,919,864	370,606	3,929,791
Cost of shares redeemed	(1,158,566)	(12,471,350)	(3,379,501)	(35,762,318)
Net change	(575,867)	(6,198,222)	(1,955,252)	(20,567,713)
Class C Shares:
Proceeds from shares sold	60,227	648,450	158,033	1,686,566
Reinvested distributions	7,554	81,355	17,768	188,376
Cost of shares redeemed	(109,655)	(1,180,159)	(361,822)	(3,802,292)
Net change	(41,874)	(450,354)	(186,021)	(1,927,350)
Class I Shares:
Proceeds from shares sold	3,704	40,000	420	4,600
Reinvested distributions	8,279	89,164	19,838	210,590
Cost of shares redeemed	(17)	(184)	(11,501)	(120,526)
Net change	11,966	128,980	8,757	94,664
Class Y Shares:
Proceeds from shares sold	288,445	3,103,979	258,330	2,745,059
Reinvested distributions	4,900	52,825	12,877	136,779
Cost of shares redeemed	(187,353)	(2,015,230)	(660,676)	(7,003,983)
Net change	105,992	1,141,574	(389,469)	(4,122,145)
Total transactions in Fund
shares	(499,783)	$(5,378,022)	(2,521,985)	$(26,522,544)

20 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

8. Trustees’ Fees and Expenses

     At September 30, 2014 there were 12 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2014 was $39,834. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the the six months ended September 30, 2014, such meeting-related expenses amounted to $12,385.

9. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and Commonwealth of Kentucky income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At March 31, 2014, the Fund had capital loss carryforwards of $1,501,679 of which $112,779 expires in 2016, $175,082 expires in 2017 and $709,216 and $504,602 have no expiration and retain their character of short-term and long-term, respectively.

21 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

The tax character of distributions was as follows:

	Year	Three Months	Year
	Ended	Ended	Ended
	March 31, 2014	March 31, 2013	Dec. 31, 2012
Net tax-exempt income	$7,760,895	$2,066,050	$8,555,151
Ordinary Income	11,378	–	876
	$7,772,273	$2,066,050	$8,556,027

     As of March 31, 2014, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss	$(1,501,679)
Unrealized appreciation	7,998,731
Undistributed tax-exempt income	142,327
Other temporary differences	(150,664)
$6,488,715

     The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid and the tax treatment of market discount amortization.

22 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended		Year		Three Months
	9/30/14		Ended		Ended		Year Ended December 31,
	(unaudited)		3/31/14		3/31/13†		2012	2011	2010	2009
Net asset value, beginning of period	$10.65		$10.97		$11.07		$10.84	$10.26	$10.51	$9.42
Income from investment operations:
Net investment income(1)	0.17		0.34		0.08		0.36	0.39	0.40	0.41
Net gain (loss) on securities (both
realized and unrealized)	0.15		(0.32)		(0.10)		0.23	0.58	(0.25)	1.09
Total from investment operations	0.32		0.02		(0.02)		0.59	0.97	0.15	1.50
Less distributions (note 10):
Dividends from net investment income	(0.17)		(0.34)		(0.08)		(0.36)	(0.39)	(0.40)	(0.41)
Distributions from capital gains	–		–		–		–	–	–	–
Total distributions	(0.17)		(0.34)		(0.08)		(0.36)	(0.39)	(0.40)	(0.41)
Net asset value, end of period	$10.80		$10.65		$10.97		$11.07	$10.84	$10.26	$10.51
Total return(not reflecting sales charge)	2.99	%(2)	0.21%		(0.14	)%(2)	5.53%	9.64%	1.38%	16.05%
Ratios/supplemental data
Net assets, end of period (in millions)	$185		$188		$215		$219	$199	$186	$195
Ratio of expenses to average net assets	0.79	%(3)	0.80	%(4)(5)	0.77	%(3)	0.76%	0.77%	0.75%	0.76%
Ratio of net investment income to
average net assets	3.12	%(3)	3.18	%(4)(5)	3.11	%(3)	3.30%	3.73%	3.80%	3.96%
Portfolio turnover rate	8	%(2)	9%		2	%(2)	12%	12%	8%	8%
The expense ratios after giving effect to the expense offset for uninvested cash balances were:
Ratio of expenses to average net assets	0.79	%(3)	0.80	%(4)	0.77	%(3)	0.76%	0.77%	0.75%	0.76%
________________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust.
(5)	Without these expenses, the expense ratio and the net investment income ratio would have been 0.76% and 3.22%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31. The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

23 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended		Year		Three Months
	9/30/14		Ended		Ended		Year Ended December 31,
	(unaudited)		3/31/14		3/31/13†		2012	2011	2010	2009
Net asset value, beginning of period	$10.64		$10.96		$11.07		$10.83	$10.25	$10.51	$9.42
Income from investment operations:
Net investment income(1)	0.12		0.25		0.06		0.27	0.30	0.31	0.32
Net gain (loss) on securities (both
realized and unrealized)	0.16		(0.32)		(0.11)		0.24	0.58	(0.26)	1.09
Total from investment operations	0.28		(0.07)		(0.05)		0.51	0.88	0.05	1.41
Less distributions (note 10):
Dividends from net investment income	(0.12)		(0.25)		(0.06)		(0.27)	(0.30)	(0.31)	(0.32)
Distributions from capital gains	–		–		–		–	–	–	–
Total distributions	(0.12)		(0.25)		(0.06)		(0.27)	(0.30)	(0.31)	(0.32)
Net asset value, end of period	$10.80		$10.64		$10.96		$11.07	$10.83	$10.25	$10.51
Total return(not reflecting CDSC)	2.65	%(2)	(0.64)%		(0.44	)%(2)	4.73%	8.72%	0.42%	15.06%
Ratios/supplemental data
Net assets, end of period (in millions)	$10		$10		$12		$13	$9	$9	$4
Ratio of expenses to average net assets	1.64	%(3)	1.65	%(4)(5)	1.62	%(3)	1.61%	1.62%	1.59%	1.60%
Ratio of net investment income to
average net assets	2.27	%(3)	2.33	%(4)(5)	2.26	%(3)	2.43%	2.87%	2.90%	3.06%
Portfolio turnover rate	8	%(2)	9%		2	%(2)	12%	12%	8%	8%
The expense ratios after giving effect to the expense offset for uninvested cash balances were:
Ratio of expenses to average net assets	1.64	%(3)	1.65	%(4)	1.62	%(3)	1.61%	1.62%	1.59%	1.60%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust.
(5)	Without these expenses, the expense ratio and the net investment income ratio would have been 1.61% and 2.37%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31. The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

24 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six Months
	Ended		Year		Three Months
	9/30/14		Ended		Ended		Year Ended December 31,
	(unaudited)		3/31/14		3/31/13		2012	2011	2010	2009
Net asset value, beginning of period	$10.64		$10.97		$11.07		$10.83	$10.25	$10.51	$9.42
Income from investment operations:
Net investment income(1)	0.16		0.32		0.08		0.34	0.37	0.39	0.39
Net gain (loss) on securities (both
realized and unrealized)	0.16		(0.33)		(0.10)		0.24	0.58	(0.27)	1.09
Total from investment operations	0.32		(0.01)		(0.02)		0.58	0.95	0.12	1.48
Less distributions (note 10):
Dividends from net investment income	(0.16)		(0.32)		(0.08)		(0.34)	(0.37)	(0.38)	(0.39)
Distributions from capital gains	–		–		–		–	–	–	–
Total distributions	(0.16)		(0.32)		(0.08)		(0.34)	(0.37)	(0.38)	(0.39)
Net asset value, end of period	$10.80		$10.64		$10.97		$11.07	$10.83	$10.25	$10.51
Total return	3.01	%(2)	(0.05)%		(0.18	)%(2)	5.47%	9.48%	1.13%	15.89%
Ratios/supplemental data
Net assets, end of period (in millions)	$8		$7		$7		$7	$7	$7	$8
Ratio of expenses to average net assets	0.95	%(3)	0.96	%(4)(5)	0.94	%(3)	0.91%	0.92%	0.90%	0.90%
Ratio of net investment income to
average net assets	2.96	%(3)	3.02	%(4)(5)	2.94	%(3)	3.15%	3.58%	3.64%	3.82%
Portfolio turnover rate	8	%(2)	9%		2	%(2)	12%	12%	8%	8%
The expense ratios after giving effect to the expense offset for uninvested cash balances were:
Ratio of expenses to average net assets	0.95	%(3)	0.96	%(4)	0.94	%(3)	0.91%	0.92%	0.90%	0.90%
__________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust.
(5)	Without these expenses, the expense ratio and the net investment income ratio would have been 0.92% and 3.06%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31. The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

25 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended		Year		Three Months
	9/30/14		Ended		Ended		Year Ended December 31,
	(unaudited)		3/31/14		3/31/13		2012	2011	2010	2009
Net asset value, beginning of period	$10.65		$10.98		$11.08		$10.84	$10.26	$10.52	$9.43
Income from investment operations:
Net investment income(1)	0.18		0.35		0.09		0.38	0.41	0.42	0.42
Net gain (loss) on securities (both
realized and unrealized)	0.16		(0.33)		(0.10)		0.24	0.58	(0.26)	1.09
Total from investment operations	0.34		0.02		(0.01)		0.62	0.99	0.16	1.51
Less distributions (note 10):
Dividends from net investment income	(0.18)		(0.35)		(0.09)		(0.38)	(0.41)	(0.42)	(0.42)
Distributions from capital gains	–		–		–		–	–	–	–
Total distributions	(0.18)		(0.35)		(0.09)		(0.38)	(0.41)	(0.42)	(0.42)
Net asset value, end of period	$10.81		$10.65		$10.98		$11.08	$10.84	$10.26	$10.52
Total return	3.17	%(2)	0.27%		(0.10	)%(2)	5.78%	9.81%	1.44%	16.21%
Ratios/supplemental data
Net assets, end of period (in millions)	$31		$29		$35		$34	$33	$40	$46
Ratio of expenses to average net assets	0.64	%(3)	0.65	%(4)(5)	0.62	%(3)	0.61%	0.62%	0.60%	0.61%
Ratio of net investment income to
average net assets	3.27	%(3)	3.33	%(4)(5)	3.26	%(3)	3.45%	3.89%	3.95%	4.10%
Portfolio turnover rate	8	%(2)	9%		2	%(2)	12%	12%	8%	8%
The expense ratios after giving effect to the expense offset for uninvested cash balances were:
Ratio of expenses to average net assets	0.64	%(3)	0.65	%(4)	0.62	%(3)	0.61%	0.62%	0.60%	0.61%
__________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust.
(5)	Without these expenses, the expense ratio and the net investment income ratio would have been 0.61% and 3.37%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31. The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

26 | Aquila Churchill Tax-Free Fund of Kentucky

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement for the Fund.

     In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2014. The independent Trustees met telephonically in August, 2014 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

     At a meeting held in September, 2014, based on their evaluation of the information provided by the Manager and the independent consultant, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2015. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager.

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement.

     The Trustees reviewed the Manager’s investment approach for the Fund and its research process. The Trustees considered that the Manager had provided all advisory and administrative services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Kentucky state and regular Federal income taxes as is consistent with preservation of capital. The Trustees considered the personnel of the Manager who provide investment management services to the Fund. The Manager has employed Mr. Royden Durham and Mr. Todd Curtis as co-portfolio managers for the Fund and has established facilities and capabilities for credit analysis of the Fund’s portfolio securities. The Trustees noted the extensive experience of the co-portfolio managers. They considered that Mr. Durham is based in Louisville, Kentucky and that he has a comprehensive understanding regarding the economy of the State of Kentucky and the securities in which the Fund invests, including those securities with less than the highest ratings from the rating agencies.

27 | Aquila Churchill Tax-Free Fund of Kentucky

     The Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Fund were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Fund.

     The Trustees reviewed the Fund’s performance and compared its performance to the performance of:

•
the funds in the Fund’s peer group (the “Peer Group”), as selected by the independent consultant (four municipal single-state intermediate and municipal single-state long funds, as classified by Morningstar, that are similar to the Fund in size; three of the funds charge a front-end sales charge and one fund is a no-load fund that also is a Kentucky state-specific tax-free municipal bond fund);

•
the funds in the Fund’s product category for performance (the “Product Category for Performance”) (all funds in the Peer Group and, without duplication, all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Fund’s benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was lower than the average annual total return of the funds in the Peer Group for the one, three, five and ten year periods ended June 30, 2014. However, the Trustees considered that, as reflected in the Consultant’s Report, the Fund’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for each of the one, three, five and ten year periods ended June 30, 2014, as well as the benchmark index for the three and five year periods ended June 30, 2014. The Trustees also noted that a no-load fund was included in the Peer Group and considered the impact of the inclusion of such fund in the average annual return of the funds in the Peer Group. The Trustees considered that, as reflected in the Consultant’s Report, the Fund delivered above-average results on a risk-adjusted basis for the three and five year periods ended June 30, 2014 (as evidenced by its Sharpe ratio) when compared to the funds in the Product Category for Performance .

     The Trustees discussed the Fund’s performance record with the Manager and considered the Manager’s view that the Fund’s performance, as compared to its peer group, was explained in part by the Fund’s generally higher-quality portfolio and its intermediate maturity structure.

28 | Aquila Churchill Tax-Free Fund of Kentucky

     The Trustees noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees or expenses. The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund.

     The Trustees concluded that the performance of the Fund was competitive, in light of market conditions, the length of its average maturities and its investment objectives. Evaluation of the investment performance of the Fund indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

Advisory Fees and Fund Expenses.

     The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•
the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single State Long Municipal Bond Funds from states within which 4-7 mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Fund’s contractual advisory fee was lower than the average contractual advisory fees of the funds in the Peer Group (at the Fund’s current asset level) and lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses (at various asset levels). They also noted that the Fund’s expenses exceeded the average actual expenses of the funds in both the Product Category for Expenses and the Peer Group and considered the impact of the onetime expenses incurred by the Fund in connection with the reorganization of the Fund into Aquila Municipal Trust.

     The Trustees reviewed management fees charged by the Manager to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that in most instances the fee rates for those clients were comparable to the fees paid to the Manager with respect to the Fund. In evaluating the fees associated with the other funds, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those funds.

     The Trustees concluded that the advisory fee and expenses of the Fund were reasonable in relation to the nature and quality of the services provided by the Manager to the Fund.

Profitability.

     The Trustees received materials from the Manager and the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors, Inc. of distribution services provided to the Fund. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to the advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

29 | Aquila Churchill Tax-Free Fund of Kentucky

The extent to which economies of scale would be realized as the Fund grows.

     The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Fund. The Trustees considered that the materials indicated that the Fund’s fees are already generally lower than those of its peers, including those funds with breakpoints. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Fund.

     The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliate, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliate, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

30 | Aquila Churchill Tax-Free Fund of Kentucky

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2014 and held for the six months ended September 30, 2014.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2014

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	2.99%	$1,000.00	$1,029.90	$4.02
Class C	2.65%	$1,000.00	$1,026.50	$8.33
Class I	3.01%	$1,000.00	$1,030.10	$4.83
Class Y	3.17%	$1,000.00	$1,031.70	$3.26

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized; as such, it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.79%, 1.64%, 0.95% and 0.64% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

31 | Aquila Churchill Tax-Free Fund of Kentucky

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2014

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.11	$4.00
Class C	5.00%	$1,000.00	$1,016.85	$8.29
Class I	5.00%	$1,000.00	$1,020.31	$4.81
Class Y	5.00%	$1,000.00	$1,021.86	$3.24

(1)
Expenses are equal to the annualized expense ratio of 0.79%, 1.64%, 0.95% and 0.64% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

32 | Aquila Churchill Tax-Free Fund of Kentucky

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings and/or sector holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2014, the Fund did not hold any portfolio securities for which the Fund was entitled to participate in proxy voting. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2014, $7,760,895 of dividends paid by Aquila Churchill Tax-Free Fund of Kentucky, constituting 99.9% of total dividends paid, were exempt-interest dividends; and the balance was ordinary income.

     Prior to February 15, 2015, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2014 calendar year.

33 | Aquila Churchill Tax-Free Fund of Kentucky

(THIS PAGE INTENTIONALLY LEFT BLANK)

(THIS PAGE INTENTIONALLY LEFT BLANK)

Founders
     Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
120 West 45th Street, Suite 3600
New York, New York 10036

Board of Trustees
     John C. Lucking, Chair
Diana P. Herrmann, Vice Chair
Ernest Calderón
Thomas A. Christopher
Gary C. Cornia
David A. Duffy
Grady Gammage, Jr.
     Lyle W. Hillyard
Glenn P. O’Flaherty
John J. Partridge
James R. Ramsey
Laureen L. White

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President
and Secretary
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Todd W. Curtis, Vice President
and Co-Portfolio Manager
Royden P. Durham, Vice President
and Co-Portfolio Manager
Brandon M. Moody, Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer
and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
120 West 45th Street, Suite 3600
New York, New York 10036

Transfer and Shareholder Servicing Agent
     BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
14201 N. Dallas Parkway
Dallas, Texas 75254

Further information is contained in the Prospectus,
which must precede or accompany this report.

Semi-Annual Report September 30, 2014

Aquila Narragansett Tax-Free Income Fund “Sooner Rather Than Later - The Miracle of Compound Interest” Serving Rhode Island investors since 1992

November, 2014

Dear Fellow Shareholder:

     Type the words “compound interest” into any internet search engine and you’re bound to find literally hundreds of examples of the concept. Most examples would likely be fairly standard and show the effect that compound interest has on the growth of savings when the interest rate is applied to both the initial sum invested as well as to reinvested income.

     However, we’d like to share with you another example. The following table vividly demonstrates the power of both compounding and beginning to invest sooner rather than later.

•	Example 1 assumes a hypothetical investment from age 19 through age 26.

•	Example 2 assumes a hypothetical investment from age 27 through age 39.

     Both examples assume a $2,000 yearly investment, with no withdrawals and with no allowance for income taxes. In each case, income compounds at a hypothetical annual interest rate of 5%. These assumptions are for the sake of the illustration and do not represent past or future performance of any investment. The advantage of beginning a saving plan sooner, rather than later, applies whether you earn 3%, 5% or some other amount.

     As you can see, a person who begins to invest $2,000 per year at age 19 and continues to invest over a period of eight years (through age 26) will have more money at age 39 (through the “miracle of compound interest”) than will someone who begins to invest at a later age (27) and continues to invest through age 39.

     We encourage you to share these examples with your family and friends. Beginning a saving plan early can pay off over time, particularly with the assistance of the miracle of compound interest.

     You can take advantage of the powers of compounding when you set up an automatic investment plan in Aquila Narragansett Tax-Free Income Fund and reinvest your dividends. To do so, please contact your investment professional or the Fund’s Shareholder Servicing Agent at 1-800-437-1000.

     Before investing in the Fund, carefully read about and consider the investment objectives, risks, charges, expenses, and other information found in the Fund prospectus. The prospectus is available from your financial advisor, and when you call 800-437-1020 or visit www.aquilafunds.com.

NOT A PART OF THE SEMI-ANNUAL REPORT

	EXAMPLE 1		EXAMPLE 2
	5% Annual Interest Rate		5% Annual Interest Rate
	Annual		Annual
Age	Investment	Year-End Value	Investment	Year-End Value
19	$2,000	$2,100	0	0
20	2,000	4,305	0	0
21	2,000	6,620	0	0
22	2,000	9,051	0	0
23	2,000	11,604	0	0
24	2,000	14,284	0	0
25	2,000	17,098	0	0
26	2,000	20,053	0	0
27	0	21,056	$2,000	$2,100
28	0	22,109	2,000	4,305
29	0	23,214	2,000	6,620
30	0	24,375	2,000	9,051
31	0	25,593	2,000	11,604
32	0	26,873	2,000	14,284
33	0	28,217	2,000	17,098
34	0	29,628	2,000	20,053
35	0	31,109	2,000	23,156
36	0	32,664	2,000	26,414
37	0	34,298	2,000	29,834
38	0	36,013	2,000	33,426
39	0	37,813	2,000	37,197

     This chart is for illustration purposes only;
it does not represent past or future performance of any investment.

Sincerely,
Diana P. Herrmann, Vice Chair and President

Any information in this Semi-Annual Report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Fund’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low and are expected to rise at some point in time.

Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely a ected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Fund may be a ected significantly by adverse economic, political or other events a ecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

A portion of income may be subject to local, state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (27.3%)	and Fitch	Value
	Barrington, Rhode Island
$1,120,000	2.500%, 08/01/25	Aa1/NR/NR	$1,148,090
	Bristol, Rhode Island
2,200,000	4.000%, 02/15/26 AGC Insured	Aa2/AA+/NR	2,309,582
2,000,000	4.375%, 02/15/29 AGC Insured	Aa2/AA+/NR	2,115,900
	Coventry, Rhode Island
500,000	3.375%, 11/01/21 AGMC Insured	A1/NR/NR	506,125
	Cranston, Rhode Island
2,455,000	4.625%, 07/01/25 AGMC Insured	A2/AA/NR	2,622,136
990,000	4.750%, 07/01/28 AGMC Insured	A2/AA/NR	1,053,419
750,000	4.300%, 07/01/30 AGMC Insured
	Series 2010 A	A2/AA/A	802,703
1,000,000	4.250%, 04/01/18 NPFG Insured	A2/AA-/A	1,040,490
1,000,000	4.250%, 04/01/19 NPFG Insured	A2/AA-/A	1,036,120
1,000,000	4.300%, 04/01/20 NPFG Insured	A2/AA-/A	1,033,700
1,000,000	4.500%, 04/01/23 NPFG Insured	A2/AA-/A	1,027,230
1,500,000	4.500%, 04/01/26 NPFG Insured	A2/AA-/A	1,548,645
	Cumberland, Rhode Island
1,000,000	4.250%, 08/01/17 AGMC Insured	Aa3/AA/NR	1,093,020
600,000	4.250%, 08/01/18 AGMC Insured	Aa3/AA/NR	667,062
500,000	4.250%, 11/01/27 Series 2011 A	NR/AA/NR	542,570
500,000	4.625%, 11/01/31 Series 2011 A	NR/AA/NR	545,790
	East Providence, Rhode Island
	Refunding
2,500,000	4.550%, 05/15/30 AGMC Insured	A2/AA/NR	2,611,950
	Hopkinton, Rhode Island
500,000	4.375%, 08/15/31	Aa3/NR/NR	536,260
	Johnston, Rhode Island
1,020,000	3.450%, 06/01/29 Series A	A3/AA-/NR	1,031,414
1,020,000	3.700%, 06/01/33 Series A	A3/AA-/NR	1,032,811
	Lincoln, Rhode Island
1,000,000	4.500%, 08/01/24 NPFG Insured	Aa2/NR/AA	1,049,790
1,775,000	4.500%, 08/01/25 NPFG Insured	Aa2/NR/AA	1,861,087
2,000,000	4.500%, 08/01/26 NPFG Insured	Aa2/NR/AA	2,093,660
	Narragansett, Rhode Island
1,025,000	3.500%, 07/15/28	Aa2/AA/NR	1,119,956
	North Kingstown, Rhode Island
1,040,000	3.000%, 04/15/24 Series A	Aa2/AA+/NR	1,104,594

1 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	North Providence, Rhode Island
$2,225,000	3.625%, 07/15/15 AGMC Insured	A2/AA/NR	$2,275,908
	Pawtucket, Rhode Island
1,950,000	4.500%, 07/15/26 AGC Insured	A3/NR/NR	2,032,485
1,500,000	4.750%, 07/15/29 AGC Insured	A3/NR/NR	1,568,385
	Providence, Rhode Island
1,500,000	5.000%, 01/15/23 AGMC Insured
	Series 2010 A Refunding	A2/AA/NR	1,649,820
1,500,000	5.000%, 01/15/26 AGMC Insured
	Series 2010 A Refunding	A2/AA/NR	1,632,030
975,000	3.625%, 01/15/29 Series A AGMC
	Insured	A2/AA/BBB	961,574
2,510,000	3.750%, 01/15/30 Series A AGMC
	Insured	A2/AA/BBB	2,483,946
1,000,000	3.750%, 01/15/32 Series A AGMC
	Insured	A2/AA/BBB	981,220
500,000	4.000%, 07/15/19 Series A Refunding	Baa1/BBB/NR	547,300
	Rhode Island State & Providence
	Plantations Consolidated Capital
	Development Loan
2,000,000	3.750%, 11/01/23 Series A	Aa2/AA/AA	2,219,040
1,150,000	4.000%, 10/15/24 Series B	Aa2/AA/AA	1,282,814
2,110,000	4.250%, 10/15/25 Series A	Aa2/AA/AA	2,412,405
1,750,000	3.250%, 10/15/31 Series B	Aa2/AA/AA	1,689,835
	Richmond, Rhode Island
1,020,000	3.000%, 08/01/24	Aa3/NR/NR	1,105,833
	Warwick, Rhode Island
1,000,000	4.000%, 08/01/16 AGMC Insured
	Series 2008	A1/AA/NR	1,051,200
1,015,000	4.000%, 08/01/17 AGMC Insured
	Series 2008	A1/AA/NR	1,084,396
905,000	4.250%, 01/15/18 Syncora
	Guarantee, Inc. Insured	A1/AA-/NR	934,150
	West Warwick, Rhode Island
1,900,000	4.625%, 04/01/26 AGC Insured	A3/NR/NR	1,949,191
1,000,000	4.750%, 04/01/29 AGC Insured	A3/NR/NR	1,021,900
	Westerly, Rhode Island
900,000	4.000%, 07/01/17 NPFG Insured
	(pre-refunded)	Aa2/AA/NR	956,592
900,000	4.000%, 07/01/18 NPFG Insured
	(pre-refunded)	Aa2/AA/NR	956,592
	Total General Obligation Bonds		62,330,720

2 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (69.0%)	and Fitch	Value
	Development (5.3%)
	Providence, Rhode Island
	Redevelopment Agency Refunding
	Public Safety Building Project
$2,000,000	4.750%, 04/01/22 AMBAC Insured
	Series A	Baa2/BBB-/NR	$2,010,500
1,000,000	5.000%, 04/01/28 AMBAC Insured
	Series A	Baa2/BBB-/NR	1,003,440
	Rhode Island Certificates of
	Participation (Central Power Plant)
1,000,000	4.000%, 10/01/20 Series D AGMC
	Insured	Aa3/AA/AA-	1,057,850
	Rhode Island Certificates of
	Participation (Kent County Court
	House Project)
250,000	5.000%, 10/01/22 NPFG Insured
	Series 2004 A (pre-refunded)	Aa3/AA-/AA-	250,000
	Rhode Island Convention Center
	Authority Refunding
2,000,000	5.000%, 05/15/21 AGMC Insured	Aa3/AA/NR	2,054,960
4,000,000	5.000%, 05/15/23 AGMC Insured
	Series 2005 A	Aa3/AA/NR	4,106,120
1,500,000	5.500%, 05/15/27 AGC Insured
	Series A	Aa3/AA/AA-	1,663,230
	Total Development		12,146,100
	Higher Education (11.4%)
	Rhode Island Health and Education
	Building Corp., Bryant University
1,115,000	4.500%, 12/01/27 Series 2011	A2/A/NR	1,209,296
1,455,000	4.750%, 12/01/29 Series 2011	A2/A/NR	1,592,410
1,000,000	5.000%, 12/01/30 Series 2011	A2/A/NR	1,109,610
1,425,000	5.000%, 12/01/31 Series 2011	A2/A/NR	1,575,451
	Rhode Island Health and Education
	Building Corp., Higher Educational
	Facilities
4,000,000	5.000%, 09/15/30 AGMC Insured	A1/NR/NR	4,337,560
	Rhode Island Health and Education
	Building Corp., Johnson & Wales
	University
465,000	5.500%, 04/01/15 Series 1999 A
	NPFG Insured	NR/AA-/NR	476,355

3 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Higher Education (continued)
$900,000	5.500%, 04/01/16 Series 1999 A NPFG
	Insured	NR/AA-/NR	$962,433
785,000	5.500%, 04/01/17 Series 1999 A NPFG
	Insured	NR/AA-/NR	870,581
	Rhode Island Health and Educational
	Building Corp., Higher Education
	Facility, New England Institute of
	Technology
1,250,000	4.750%, 03/01/30 Series 2010 A	NR/A/A+	1,316,300
	Rhode Island Health and Educational
	Building Corp., Higher Education
	Facility, Rhode Island School of Design
1,500,000	3.500%, 08/15/29 AGMC Insured
	Series B	A1/AA/NR	1,491,345
1,000,000	3.500%, 08/15/30 AGMC Insured Series B A1/AA/NR		986,770
3,000,000	3.500%, 06/01/29 Series 2012	A1/NR/A+	2,982,870
2,000,000	4.000%, 06/01/31 Series 2012	A1/NR/A+	2,050,380
	Rhode Island Health and Educational
	Building Corp., Higher Education
	Facility, University of Rhode Island
	Auxiliary Enterprise
2,000,000	5.000%, 09/15/30 Series 2010 B
	AGMC Insured	A1/AA/NR	2,214,160
	Rhode Island Health and Educational
	Building Corp., University of
	Rhode Island
1,000,000	4.500%, 09/15/26 Series 2005 G
	Refunding AMBAC Insured	Aa3/A+/NR	1,023,590
	Rhode Island Health and Education
	Facilities Authority, Providence College
1,000,000	4.000%, 11/01/31	A2/A/NR	1,032,350
	Rhode Island State Economic
	Development Corp., University of
	Rhode Island
750,000	5.000%, 11/01/14 Series 1999 AGMC
	Insured	A2/NR/NR	752,610
	Total Higher Education		25,984,071

4 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Hospital (4.6%)
	Rhode Island Health & Education
	Building Corp., Hospital Financing,
	Care New England
$500,000	5.000%, 09/01/20 Series 2013 A	NR/BBB-/BBB	$549,520
500,000	5.000%, 09/01/22 Series 2013 A	NR/BBB-/BBB	543,495
	Rhode Island Health & Education
	Building Corp., Lifespan Obligation
1,500,000	5.250%, 05/15/26 NPFG Insured	A3/AA-/NR	1,501,575
2,500,000	5.000%, 05/15/20 Series A AGMC
	Insured	A2/AA/NR	2,642,500
5,000,000	5.000%, 05/15/26 Series A AGMC
	Insured	A2/AA/NR	5,217,800
	Total Hospital		10,454,890

	Housing (7.5%)
	Rhode Island Housing & Mortgage
	Finance Corp. Home Funding
2,485,000	4.000%, 10/01/25 Series 2010 #3	Aa2/NR/NR	2,617,749
1,490,000	4.100%, 04/01/28 Series 2010 #3	Aa2/NR/NR	1,542,627
1,505,000	4.050%, 10/01/26 2011 Series 4	Aa2/NR/NR	1,575,886
1,250,000	3.050%, 10/01/28 Series 5	Aa2/NR/NR	1,216,563
985,000	3.350%, 10/01/33 Series 5	Aa2/NR/NR	939,562
2,185,000	3.450%, 04/01/35 Series 5	Aa2/NR/NR	2,079,792
	Rhode Island Housing & Mortgage
	Finance Corp. Multi-Family Housing
2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,671,700
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	2,120,040
1,000,000	3.250%, 10/01/27 Series 1B	Aa2/NR/NR	970,000
1,500,000	3.625%, 10/01/32 Series 1B	Aa2/NR/NR	1,497,045
	Total Housing		17,230,964

	Public School (23.9%)
	Providence, Rhode Island Public
	Building Authority, School Projects
3,000,000	4.500%, 05/15/27 Series A AGMC
	Insured	A2/AA/NR	3,100,110
2,000,000	4.500%, 05/15/26 Series 2007 A
	AGMC Insured	A2/AA/NR	2,070,820
3,000,000	4.500%, 05/15/28 Series 2007 A
	AGMC Insured	A2/AA/NR	3,094,770

5 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Public School (continued)
	Providence, Rhode Island Public
	Building Authority, School Projects
	(continued)
$3,000,000	4.500%, 05/15/27 Series 2007 B
	AGMC Insured	A2/AA/NR	$3,100,110
2,000,000	4.500%, 05/15/28 Series 2007 C
	AGMC Insured	A2/AA/NR	2,063,180
	Rhode Island Certificates of Participation
	(School for the Deaf Project)
1,000,000	5.500%, 04/01/27 Series C 2009 AGC
	Insured	Aa3/AA/AA-	1,106,160
500,000	5.625%, 04/01/29 Series C 2009 AGC
	Insured	Aa3/AA/AA-	553,695
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program
1,000,000	5.000%, 05/15/17 Series 2006 A
	AGMC Insured	A2/AA/NR	1,062,140
500,000	5.000%, 05/15/20 Series 2007 A
	AGMC Insured	Aa3/NR/NR	545,810
500,000	5.000%, 05/15/17 Series 2008 A
	AGMC Insured	Aa3/NR/NR	553,440
1,000,000	4.250%, 05/15/21 Series 2007 B
	AGMC Insured	A2/AA/NR	1,043,260
1,125,000	5.000%, 05/15/24 Series 2008 B	A2/NR/NR	1,212,750
1,500,000	4.250%, 05/15/21 Series A AGMC
	Insured	Aa3/NR/NR	1,610,100
2,000,000	4.375%, 05/15/22 Series A AGMC
	Insured	Aa3/NR/NR	2,141,020
3,000,000	4.500%, 05/15/25 Series A AGMC
	Insured	Aa3/NR/NR	3,190,140
2,000,000	4.750%, 05/15/29 Series A AGMC
	Insured	Aa3/NR/NR	2,122,580
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program - Chariho Regional
	School District
1,000,000	5.000%, 05/15/26 Series 2011 B	Aa3/NR/NR	1,133,300

6 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Public School (continued)
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, City of Warwick
$800,000	3.500%, 05/15/26 Series B MAC
	Insured	NR/AA/NR	$860,192
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, East Greenwich
1,150,000	3.125%, 05/15/28	Aa1/AA+/NR	1,153,462
1,000,000	3.250%, 05/15/29	Aa1/AA+/NR	1,006,700
1,000,000	3.375%, 05/15/30	Aa1/AA+/NR	1,011,050
1,200,000	3.500%, 05/15/31	Aa1/AA+/NR	1,218,444
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, City of East
	Providence
500,000	3.375%, 05/15/27 Series B	Aa3/NR/NR	507,215
1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	1,002,950
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, City of Newport
1,000,000	4.000%, 05/15/27 Series 2013C	NR/AA+/NR	1,077,500
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Providence
	Public Schools
1,000,000	5.000%, 05/15/20 AGMC Insured	A2/AA/NR	1,057,830
2,000,000	4.500%, 05/15/22 Series 2013 A	A1/NR/NR	2,198,580
2,000,000	4.500%, 05/15/23 Series 2013 A	A1/NR/NR	2,189,660
2,000,000	4.500%, 05/15/24 Series 2013 A	A1/NR/NR	2,175,540
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Town of Coventry
1,000,000	3.750%, 05/15/28 Series 2013 B
	AGMC Insured	A1/AA/NR	1,021,260
1,000,000	4.000%, 05/15/33 AGMC Insured	A1/AA/NR	1,024,400
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Town of Little
	Compton
1,620,000	4.000%, 05/15/25 Series 2013 H	NR/AAA/NR	1,800,646

7 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Public School (continued)
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Town of North
	Kingstown
$1,500,000	3.750%, 05/15/28 Series 2013 A	Aa2/AA+/NR $	1,578,150
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Town of North
	Providence
1,000,000	4.000%, 11/15/20 Series 2013 I	A1/A/NR	1,089,310
1,100,000	4.500%, 11/15/22 Series 2013 I	A1/A/NR	1,219,724
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Town of West
	Warwick
935,000	4.000%, 05/15/21	A1/NR/NR	1,021,216
745,000	3.000%, 11/15/21	A1/NR/NR	765,212
	Total Public School		54,682,426

	Student Loan (0.5%)
	State of Rhode Island Student Loan
	Authority
1,000,000	4.750%, 12/01/23 Senior Series 2010 B	NR/A+/A	1,048,670

	Transportation (8.2%)
	Rhode Island State Economic
	Development Corp., Airport Revenue
1,000,000	5.000%, 07/01/24 Series B	A3/BBB+/BBB+	1,140,400
2,000,000	4.000%, 07/01/24 Series B	A3/BBB+/BBB+	2,113,300
540,000	4.625%, 07/01/26 AGC Insured Series B	A3/AA/BBB+	576,963
1,000,000	5.000%, 07/01/18 AGC Insured Series C	A3/AA/BBB+	1,126,960
1,500,000	5.000%, 07/01/22 NPFG Insured
	Series C	A3/AA-/BBB+	1,542,780
	Rhode Island State Economic
	Development Corp., Motor Fuel Tax
	(Rhode Island Department of
	Transportation)
1,000,000	4.000%, 06/15/15 Series A AMBAC
	Insured	A3/A+/A	1,002,790
2,385,000	4.700%, 06/15/23 Series 2003 A
	AMBAC Insured	A3/A+/A	2,388,267
1,000,000	4.000%, 06/15/18 Series 2006 A
	AMBAC Insured	A3/A+/A	1,029,000

8 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Transportation (continued)
	Rhode Island State Economic
	Development Corp. (Rhode Island
	Airport Corp. Intermodal Facility
	Project)
$1,000,000	4.250%, 07/01/17 CIFG Assurance
	North America, Inc. Insured	Baa1/BBB+/NR	$1,051,060
	Rhode Island Economic Development
	Corp. (Rhode Island Department of
	Transportation)
1,500,000	5.250%, 06/15/21 AGC Insured	A2/AA/A+	1,708,200
	Rhode Island State Turnpike & Bridge
	Authority
1,600,000	4.625%, 12/01/27 Series 2010 A	NR/A-/A	1,715,408
2,000,000	5.125%, 12/01/35 Series 2010 A	NR/A-/A	2,152,220
1,000,000	5.000%, 12/01/35 Series 2010 A	NR/A-/A	1,069,280
	Total Transportation		18,616,628

	Water and Sewer (7.3%)
	Bristol County, Rhode Island Water
	Authority
1,000,000	3.500%, 12/01/14 Series 2004
	Refunding A NPFG Insured	A3/AA-/NR	1,004,010
	Narragansett, Rhode Island Bay
	Commission Wastewater System
365,000	5.000%, 08/01/27 Series 2003 A NPFG
	Insured	A3/AA-/NR	375,432
1,000,000	5.000%, 02/01/32 Series 2007 A NPFG
	Insured	NR/AA-/NR	1,061,290
3,500,000	5.000%, 08/01/35 Series A NPFG
	Insured	A3/AA-/NR	3,586,275
	Rhode Island Clean Water Protection
	Finance Agency
325,000	4.750%, 10/01/14 Series A AMBAC
	Insured	Aaa/NR/NR	325,000
1,545,000	4.750%, 10/01/18 Series A AMBAC
	Insured	Aaa/NR/NR	1,549,975
500,000	4.750%, 10/01/20 1999 Series A
	AMBAC Insured	Aaa/NR/NR	501,490
500,000	5.400%, 10/01/15 1993 Series A NPFG
	Insured	Aaa/AA-/NR	511,380

9 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Water and Sewer (continued)
	Rhode Island Clean Water Finance
	Agency, Water Pollution Control Bonds
$310,000	5.000%, 10/01/18 Series B NPFG
	Insured	Aaa/AAA/NR	$311,187
4,765,000	4.375%, 10/01/21 Series 2002 B NPFG
	Insured	Aaa/AAA/AAA	4,777,484
	Rhode Island Clean Water Protection
	Finance Agency Safe Drinking Water
	Revolving Fund
1,000,000	3.750%, 10/01/33	NR/AAA/AAA	1,028,490
1,000,000	3.750%, 10/01/34	NR/AAA/AAA	1,024,580
	Rhode Island Water Resources Board
	Public Drinking Water Protection
595,000	4.250%, 03/01/15 Series 2002 NPFG
	Insured	A3/AA-/NR	596,511
	Total Water and Sewer		16,653,104

	Other Revenue (0.3%)
	State of Rhode Island Depositors
	Economic Protection Corp.
250,000	5.750%, 08/01/21 Series A AGMC
	Insured ETM	NR/NR/NR*	311,353
215,000	6.375%, 08/01/22 Series A NPFG
	Insured ETM	NR/AA-/NR	279,934
	Total Other Revenue		591,287

	Total Revenue Bonds		157,408,140
	Total Investments (cost $212,351,467-
	note 4)	96.3%	219,738,860
	Other assets less liabilities	3.7	8,559,523
	Net Assets	100.0%	$228,298,383

10 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

Percent of
Portfolio Distribution by Quality Rating	Investments†
Aaa of Moody’s or AAA of S&P or Fitch	7.6%
Pre-Refunded bonds††/Escrowed to Maturity bonds	1.2
Aa of Moody’s or AA of S&P or Fitch	65.6
A of Moody’s or S&P or Fitch	23.0
Baa of Moody’s or BBB of S&P	2.6
100.0%

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
ETM - Escrowed to Maturity
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

*
 Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

†	Where applicable, calculated using the highestrating of the three NRSROs.

††	Pre-refunded bonds are bonds for which U.S.Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

11 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2014 (unaudited)

ASSETS
Investments at value (cost $212,351,467)	$219,738,860
Cash	5,744,123
Interest receivable	3,128,623
Receivable for Fund shares sold	165,689
Other assets	19,403
Total assets	228,796,698
LIABILITIES
Dividends payable	284,983
Management fees payable	70,659
Payable for Fund shares redeemed	54,465
Distribution and service fees payable	3,812
Accrued expenses payable	84,396
Total liabilities	498,315
NET ASSETS	$228,298,383
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par value
$0.01 per share	$213,650
Additional paid-in capital	222,733,162
Net unrealized appreciation on investments (note 4)	7,387,393
Accumulated net realized loss on investments	(2,094,284)
Undistributed net investment income	58,462
	$228,298,383

CLASS A
Net Assets	$124,037,473
Capital shares outstanding	11,608,199
Net asset value and redemption price per share	$10.69
Maximum offering price per share (100/96 of $10.69)	$11.14

CLASS C
Net Assets	$16,164, 437
Capital shares outstanding	1,512,951
Net asset value and offering price per share	$10.68
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds, or on the original price, whichever is
lower, if redeemed during the first 12 months after purchase)	$10.68	*

CLASS I
Net Assets	$267,290
Capital shares outstanding	25,027
Net asset value, offering and redemption price per share	$10.68

CLASS Y
Net Assets	$87,829,183
Capital shares outstanding	8,218,846
Net asset value, offering and redemption price per share	$10.69

See accompanying notes to financial statements.

12 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2014 (unaudited)

Investment Income:

Interest income		$4,404,613

Expenses:

Management fees (note 3)	$562,952
Distribution and service fees (note 3)	172,657
Legal fees	62,478
Transfer and shareholder servicing
agent fees (note 3)	59,452
Trustees’ fees and expenses (note 8)	43,796
Shareholders’ reports	20,469
Registration fees and dues	15,289
Fund accounting fees	13,303
Custodian fees (note 6)	11,881
Auditing and tax fees	10,334
Insurance	6,199
Chief compliance officer services (note 3)	2,771
Miscellaneous	23,700
Total expenses	1,005,281

Management fees waived (note 3)	(141,123)
Net expenses		864,158
Net investment income		3,540,455

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	(108)
Change in unrealized appreciation on
investments	4,392,441
Net realized and unrealized gain (loss) on
investments		4,392,333
Net change in net assets resulting from
operations		$7,932,788

See accompanying notes to financial statements.

13 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2014	Year Ended
	(unaudited)	March 31, 2014

OPERATIONS:
Net investment income	$3,540,455	$7,786,168
Net realized gain (loss) from
securities transactions	(108)	(1,935,039)
Change in unrealized appreciation
on investments	4,392,441	(6,349,488)
Change in net assets from
operations	7,392,788	(498,359)

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares:
Net investment income	(1,920,789)	(4,207,230)

Class C Shares:
Net investment income	(185,062)	(459,646)

Class I Shares:
Net investment income	(3,981)	(8, 180)

Class Y Shares:
Net investment income	(1,425,032)	(3,097,406)
Change in net assets from
distributions	(3,534,864)	(7,772,462)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	13,928,841	26,462,934
Reinvested dividends and
distributions	1,489,208	3,367,560
Cost of shares redeemed	(12,946,639)	(59,054,773)
Change in net assets from
capital share transactions	2,471,410	(29,224,279)

Change in net assets	6,869,334	(37,495, 100)

NET ASSETS:
Beginning of period	221,429,049	258,924,149

End of period*	$228,298,383	$221,429,049

* Includes undistributed net investment income of:	$58,462	$52,871

See accompanying notes to financial statements.

14 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2014 (unaudited)

1. Organization

     Aquila Narragansett Tax-Free Income Fund (the “Fund”), a series of Aquila Municipal Trust and a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and commenced operations on September 10, 1992. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are generally valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b)
Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

15 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2014:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable
Inputs – Municipal Bonds*	219,738,860
Level 3 – Significant Unobservable Inputs	–
Total	$219,738,860

*See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2011-2013) or expected to be taken in the Fund’s 2014 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

16 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2014, the Fund increased additional paid-in capital by $22,711, decreased undistributed net investment income by $29,552 and decreased accumulated net realized loss on investments by $6,841. These reclassifications had no effect on net assets or net asset value per share.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditor and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund’s net assets.

     Citizens Investment Advisors, a department of Citizens Bank, N.A. (the “Sub-Adviser”), serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund’s portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23% on the Fund’s net assets.

17 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

     The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses so that total Fund expenses will not exceed 0.83% for Class A Shares, 1.68% for Class C Shares, 0.99% for Class I Shares or 0.68% for Class Y Shares for the period ended September 30, 2014 and 0.84% for Class A Shares, 1.69% for Class C Shares, 0.99% for Class I Shares and 0.69% for Class Y Shares for the period October 1, 2014 through September 30, 2015. The Manager may not terminate the arrangement without the approval of the Board of Trustees. For the six months ended September 30, 2014, the Fund incurred management fees of $562,952 of which $141,123 was waived.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (“the Distributor”), including, but not limited to, any principal underwriter of the Fund with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund’s average net assets represented by Class A Shares. For the six months ended September 30, 2014, distribution fees on Class A Shares amounted to $91,669, of which the Distributor retained $3,704.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2014, amounted to $60,541. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2014, amounted to $20,181. The total of these payments with respect to Class C Shares amounted to $80,722, of which the Distributor retained $20,182.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate (currently 0.20%) set from time to time by the Board of Trustees of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended September 30, 2014, these payments were made at the average annual rate of 0.35% of such net assets amounting to $465 of which $266 related to the Plan and $199 related to the Shareholder Services Plan.

18 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Rhode Island, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended September 30, 2014, total commissions on sales of Class A Shares amounted to $90,626, of which the Distributor received $7,682.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2014, purchases of securities and proceeds from the sales of securities aggregated $12,167,999 and $10,353,238, respectively.

     At September 30, 2014, the aggregate tax cost for all securities was $212,307,432. At September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $8,002,750 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $571,322 for a net unrealized appreciation of $7,431,428.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers’ ability to meet their obligations.

    The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At September 30, 2014, the Fund had all of its net assets invested in the securities of Rhode Island issuers.

6. Expenses

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

19 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

7. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	September 30, 2014		Year Ended
	(unaudited)		March 31, 2014
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	593,889	$6,311,833	816,816	$8,525,955
Reinvested distributions	100,931	1,073,796	222,622	2,303,273
Cost of shares redeemed	(483,896)	(5,140,010)	(2,908,955)	(30,144,671)
Net change	210,924	2,245,619	(1,869,517)	(19,315,443)
Class C Shares:
Proceeds from shares sold	83,720	890,059	227,217	2,380,974
Reinvested distributions	10,912	116,068	29,276	302,957
Cost of shares redeemed	(117,654)	(1,247,323)	(776,061)	(7,987,005)
Net change	(23,022)	(241,196)	(519,568)	(5,303,074)
Class I Shares:
Proceeds from shares sold	—	—	—	—
Reinvested distributions	315	3,347	790	8,180
Cost of shares redeemed	(225)	(2,388)	(568)	(5,884)
Net change	90	959	222	2,296
Class Y Shares:
Proceeds from shares sold	632,906	6,726,949	1,477,832	15,556,005
Reinvested distributions	27,830	295,997	72,622	753,150
Cost of shares redeemed	(617,371)	(6,556,918)	(2,023,784)	(20,917,213)
Net change	43,365	466,028	(473,330)	(4,608,058)
Total transactions in Fund
shares	231,357	$2,471,410	(2,862,193)	$(29,224,279)

20 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

8. Trustees’ Fees and Expenses

     At September 30, 2014 there were 12 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2014 was $35,469. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended September 30, 2014, such meeting-related expenses amounted to $8,327.

9. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. As a result of the passage of the Regulated Investment Company Act of 2010 (“the Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act.

     At March 31, 2014, the Fund had a capital loss carryover of $73,498 acquired in the acquisition of Ocean State Tax-Exempt Fund, which expires on June 30, 2016 and a capital loss carryover of $813,839 which is short-term and has no expiration. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. At March 31, 2014, the Fund had post October loss referrals of $1,206,838 which will be recognized in the following year.

21 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

The tax character of distributions was as follows:

	Year	Nine Months	Year
	Ended	Ended	Ended
	March 31, 2014	March 31, 2013	June 30, 2012
Net tax-exempt income	$7,754,144	$6,090,029	$8,366,991
Ordinary Income	18,318	–	7,331
	$7,772,462	$6,090,029	$8,374,322

     As of March 31, 2014, the components of distributable earnings on a tax basis were as follows:

     The difference between book basis and tax basis unrealized appreciation and undistributed income is due to the timing difference in recognizing dividends paid and the amortization of discount securities.

Undistributed tax-exempt income	$234,565
Accumulated net realized loss	(887,337)
Unrealized appreciation	3,047,822
Other temporary differences	(1,441,403)
$953,647

22 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended		Year		Nine Months
	9/30/14		Ended		Ended		Year Ended June 30,
	(unaudited)		3/31/14		3/31/13†		2012	2011	2010	2009
Net asset value, beginning of period	$10.48		$10.79		$10.78		$10.51	$10.64	$10.44	$10.39
Income (loss) from investment operations:
Net investment income(1)	0.17		0.35		0.26		0.37	0.39	0.39	0.38
Net gain (loss) on securities (both
realized and unrealized)	0.21		(0.31)		0.02		0.27	(0.13)	0.20	0.06
Total from investment operations	0.38		0.04		0.28		0.64	0.26	0.59	0.44
Less distributions (note 9):
Dividends from net investment income	(0.17)		(0.35)		(0.27)		(0.37)	(0.39)	(0.39)	(0.39)
Distributions from capital gains	–		–		–		–	–	–	–
Total distributions	(0.17)		(0.35)		(0.27)		(0.37)	(0.39)	(0.39)	(0.39)
Net asset value, end of period	$10.69		$10.48		$10.79		$10.78	$10.51	$10.64	$10.44
Total return(not reflecting sales charge)	3.62	%(2)	0.42%		2.53	%(2)	6.15%	2.48%	5.71%	4.30%
Ratios/supplemental data
Net assets, end of period (in millions)	$124		$119		$143		$146	$150	$151	$134
Ratio of expenses to average net assets	0.76	%(3)	0.79	%(4)	0.77	%(3)	0.71%	0.62%	0.59%	0.60%
Ratio of net investment income to
average net assets	3.15	%(3)	3.34	%(4)	3.22	%(3)	3.45%	3.68%	3.63%	3.68%
Portfolio turnover rate	5	%(2)	15%		8	%(2)	11%	9%	3%	6%
The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):
Ratio of expenses to average net assets	0.89	%(3)	0.92	%(4)(5)	0.90	%(3)	0.87%	0.84%	0.87%	0.90%
Ratio of net investment income to
average net assets	3.02	%(3)	3.21	%(4)(5)	3.09	%(3)	3.29%	3.46%	3.35%	3.38%
The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 3):
Ratio of expenses to average net assets	0.76	%(3)	0.79	%(4)	0.77	%(3)	0.71%	0.62%	0.59%	0.59%
_______________
(1)	Per share amounts have been calculated using the daily average shares method.

(2)	Not annualized.

(3)	Annualized.

(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust.

(5)	Without these expenses, the expense ratio and the net investment income ratio would have been 0.88% and 3.25%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

23 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended		Year		Nine Months
	9/30/14		Ended		Ended		Year Ended June 30,
	(unaudited)		3/31/14		3/31/13†		2012	2011	2010	2009
Net asset value, beginning of period	$10.48		$10.79		$10.78		$10.51	$10.64	$10.44	$10.39
Income (loss) from investment operations:
Net investment income(1)	0.12		0.26		0.19		0.28	0.30	0.29	0.29
Net gain (loss) on securities (both
realized and unrealized)	0.20		(0.31)		0.02		0.27	(0.13)	0.21	0.06
Total from investment operations	0.32		(0.05)		0.21		0.55	0.17	0.50	0.35
Less distributions (note 9):
Dividends from net investment income	(0.12)		(0.26)		(0.20)		(0.28)	(0.30)	(0.30)	(0.30)
Distributions from capital gains	–		–		–		–	–	–	–
Total distributions	(0.12)		(0.26)		(0.20)		(0.28)	(0.30)	(0.30)	(0.30)
Net asset value, end of period	$10.68		$10.48		$10.79		$10.78	$10.51	$10.64	$10.44
Total return(not reflecting sales charge)	3.08	%(2)	(0.43)%		1.88	%(2)	5.25%	1.62%	4.81%	3.42%
Ratios/supplemental data
Net assets, end of period (in millions)	$16		$16		$22		$21	$24	$22	$12
Ratio of expenses to average net assets	1.61	%(3)	1.64	%(4)	1.62	%(3)	1.57%	1.47%	1.44%	1.45%
Ratio of net investment income to
average net assets	2.30	%(3)	2.49	%(4)	2.37	%(3)	2.60%	2.83%	2.75%	2.82%
Portfolio turnover rate	5	%(2)	15%		8	%(2)	11%	9%	3%	6%
The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):
Ratio of expenses to average net assets	1.74	%(3)	1.77	%(4)(5)	1.75	%(3)	1.72%	1.69%	1.72%	1.75%
Ratio of net investment income to
average net assets	2.17	%(3)	2.36	%(4)(5)	2.24	%(3)	2.45%	2.61%	2.47%	2.52%
The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 3):
Ratio of expenses to average net assets	1.61	%(3)	1.64	%(4)	1.62	%(3)	1.57%	1.47%	1.44%	1.44%
_______________
(1)	Per share amounts have been calculated using the daily average shares method.

(2)	Not annualized.

(3)	Annualized.

(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust.

(5)	Without these expenses, the expense ratio and the net investment income ratio would have been 1.73% and 2.40%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

24 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six Months
	Ended		Year		Nine Months
	9/30/14		Ended		Ended		Year Ended June 30,
	(unaudited)		3/31/14		3/31/13†		2012	2011	2010	2009
Net asset value, beginning of period	$10.47		$10.79		$10.78		$10.51	$10.63	$10.44	$10.39
Income (loss) from investment operations:
Net investment income(1)	0.16		0.33		0.25		0.35	0.37	0.37	0.37
Net gain (loss) on securities (both
realized and unrealized)	0.21		(0.32)		0.01		0.27	(0.12)	0.19	0.06
Total from investment operations	0.37		0.01		0.26		0.62	0.25	0.56	0.43
Less distributions (note 9):
Dividends from net investment income	(0.16)		(0.33)		(0.25)		(0.35)	(0.37)	(0.37)	(0.38)
Distributions from capital gains	–		–		–		–	–	–	–
Total distributions	(0.16)		(0.33)		(0.25)		(0.35)	(0.37)	(0.37)	(0.38)
Net asset value, end of period	$10.68		$10.47		$10.79		$10.78	$10.51	$10.63	$10.44
Total return	3.54	%(2)	0.17%		2.41	%(2)	5.99%	2.42%	5.45%	4.17%
Ratios/supplemental data
Net assets, end of period (in millions)	$0.3		$0.3		$0.3		$0.3	$0.3	$0.3	$0.3
Ratio of expenses to average net assets	0.91	%(3)	0.94	%(4)	0.93	%(3)	0.87%	0.78%	0.74%	0.74%
Ratio of net investment income to
average net assets	3.00	%(3)	3.18	%(4)	3.07	%(3)	3.29%	3.25%	3.49%	3.54%
Portfolio turnover rate	5	%(2)	15%		8	%(2)	11%	9%	3%	6%
The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):
Ratio of expenses to average net assets	1.04	%(3)	1.07	%(4)(5)	1.06	%(3)	1.02%	1.00%	1.02%	1.04%
Ratio of net investment income to
average net assets	2.88	%(3)	3.05	%(4)(5)	2.94	%(3)	3.14%	3.30%	3.20%	3.24%
The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 3):
Ratio of expenses to average net assets	0.91	%(3)	0.94	%(4)	0.93	%(3)	0.87%	0.78%	0.74%	0.73%
_______________
(1)	Per share amounts have been calculated using the daily average shares method.

(2)	Not annualized.

(3)	Annualized.

(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust.

(5)	Without these expenses, the expense ratio and the net investment income ratio would have been 1.03% and 3.09%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

25 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period
	Class Y
	Six Months
	Ended		Year		Nine Months
	9/30/14		Ended		Ended		Year Ended June 30,
	(unaudited)		3/31/14		3/31/13†		2012	2011	2010	2009
Net asset value, beginning of period	$10.48		$10.79		$10.78		$10.51	$10.64	$10.44	$10.39
Income (loss) from investment operations:
Net investment income(1)	0.18		0.36		0.28		0.38	0.40	0.40	0.40
Net gain (loss) on securities (both
realized and unrealized)	0.21		(0.31)		–		0.27	(0.13)	0.20	0.05
Total from investment operations	0.39		0.05		0.28		0.65	0.27	0.60	0.45
Less distributions (note 9):
Dividends from net investment income	(0.18)		(0.36)		(0.27)		(0.38)	(0.40)	(0.40)	(0.40)
Distributions from capital gains	–		–		–		–	–	–	–
Total distributions	(0.18)		(0.36)		(0.27)		(0.38)	(0.40)	(0.40)	(0.40)
Net asset value, end of period	$10.69		$10.48		$10.79		$10.78	$10.51	$10.64	$10.44
Total return	3.70	%(2)	0.56%		2.65	%(2)	6.31%	2.64%	5.86%	4.46%
Ratios/supplemental data
Net assets, end of period (in millions)	$88		$86		$93		$82	$67	$52	$50
Ratio of expenses to average net assets	0.61	%(3)	0.64	%(4)	0.62	%(3)	0.57%	0.47%	0.44%	0.45%
Ratio of net investment income to
average net assets	3.30	%(3)	3.48	%(4)	3.37	%(3)	3.59%	3.83%	3.78%	3.83%
Portfolio turnover rate	5	%(2)	15%		8	%(2)	11%	9%	3%	6%
The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):
Ratio of expenses to average net assets	0.74	%(3)	0.77	%(4)(5)	0.75	%(3)	0.72%	0.69%	0.72%	0.75%
Ratio of net investment income to
average net assets	3.17	%(3)	3.35	%(4)(5)	3.24	%(3)	3.43%	3.61%	3.49%	3.53%
The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 3):
Ratio of expenses to average net assets	0.61	%(3)	0.64	%(4)	0.62	%(3)	0.57%	0.47%	0.44%	0.44%
_______________
(1)	Per share amounts have been calculated using the daily average shares method.

(2)	Not annualized.

(3)	Annualized.

(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust.

(5)	Without these expenses, the expense ratio and the net investment income ratio would have been 0.73% and 3.39%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

26 | Aquila Narragansett Tax-Free Income Fund

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement and the Sub-Advisory Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). The Manager has retained Citizens Investment Advisors, a department of Citizens Bank, N.A. (formerly known as RBS Citizens, N.A.) (the “Sub-Adviser”) to serve as the sub-adviser to the Fund pursuant to a Sub-Advisory Agreement between the Manager and the Sub-Adviser (the “Sub-Advisory Agreement”). In order for the Manager and the Sub-Adviser to continue to serve in their respective roles, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement and the Sub-Advisory Agreement for the Fund.

     In considering whether to approve the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2014. The independent Trustees met telephonically in August, 2014 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager and Sub-Adviser. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable by the Fund under the Advisory Agreement against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting. The Trustees considered the Advisory Agreement and the Sub-Advisory Agreement separately as well as in conjunction with each other to determine their combined effects on the Fund.

     At a meeting held in September, 2014, based on their evaluation of the information provided by the Manager, the Sub-Adviser and the independent consultant, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of each of the Advisory Agreement and the Sub-Advisory Agreement until September 30, 2015. In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement or the Sub-Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager and the Sub-Adviser.

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager and the Sub-Adviser to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement and the Sub-Advisory Agreement.

     The Manager has retained the Sub-Adviser to provide investment management of the Fund’s portfolio. The Trustees reviewed the Sub-Adviser’s investment approach for the Fund. The Trustees considered the personnel of the Sub-Adviser who provide investment management services to the Fund. The Trustees noted the extensive experience of the Sub-Adviser’s co-portfolio managers, Messrs. Salvatore C. DiSanto and Jeffrey K. Hanna. They considered that Messrs. Salvatore C. DiSanto and Jeffrey K. Hanna are based in Providence, Rhode Island and that they have a comprehensive understanding regarding the economy of the State of Rhode Island and the securities in which the Fund invests, including those securities with less than the highest ratings from the rating agencies.

27 | Aquila Narragansett Tax-Free Income Fund

     The Trustees considered that the Manager supervised and monitored the performance of the Fund’s service providers (including the Sub-Adviser). The Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations.

     The Trustees considered that the Manager and the Sub-Adviser had provided all administrative and advisory services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Rhode Island state and regular Federal income taxes as is consistent with preservation of capital.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager and the Sub-Adviser to the Fund were satisfactory and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement, as applicable.

The investment performance of the Fund.

     The Trustees reviewed the Fund’s performance and compared its performance to the performance of:

•
the funds in the Fund’s peer group (the “Peer Group”), as selected by the independent consultant (nine municipal single-state intermediate and municipal single-state long funds, as classified by Morningstar, that are similar to the Fund in size and that charge a front-end sales charge);

•
the funds in the Fund’s product category for performance (the “Product Category for Performance”) (all funds in the Peer Group and, without duplication, all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Fund’s benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was higher than the average annual total return of the funds in the Peer Group for the one year period but lower than the average annual total return of the funds in the Peer Group for the three, five and ten year periods ended June 30, 2014. They also considered that the Fund’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for the one, three and ten year periods, but lower than the average annual total return of the funds in the Product Category for Performance for the five year period ended June 30, 2014. The Trustees noted that the Fund’s average annual return was higher than that of its benchmark index for the one year period but was lower than the average annual return of the benchmark index for the three, five and ten year periods ended June 30, 2014.

28 | Aquila Narragansett Tax-Free Income Fund

     The Trustees discussed the Fund’s performance record and considered the Manager’s and Sub-Adviser’s view that the Fund’s performance, as compared to the Product Category for Performance and the Peer Group, was explained in part by the Fund’s somewhat higher-quality portfolio and its historical intermediate maturity structure.

     The Trustees noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges. The Trustees also noted that the Fund was the only Rhode Island state-specific tax-free municipal bond fund in the State and considered the economic conditions in the State. The Trustees agreed that they would continue to monitor the performance of the Fund.

Advisory and Sub-Advisory Fees and Fund Expenses.

     The Trustees evaluated the fee payable under the Advisory Agreement. They noted that the Manager, and not the Fund, paid the Sub-Adviser under the Sub-Advisory Agreement. The Trustees evaluated both the fee under the Sub-Advisory Agreement and the portion of the advisory fee paid under the Advisory Agreement and retained by the Manager. The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•
the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single State Long Municipal Bond Funds from states within which 1-3 mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Fund’s contractual advisory fee was lower than the average contractual advisory fee of the funds in the Peer Group (at the Fund’s current asset level). They also considered that the Fund’s contractual advisory fee was lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses at the Fund’s current asset level and lower than or about equal to the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses at various higher asset levels. They also noted that the Fund’s expenses were lower than the average actual expenses of the funds in both the Product Category for Expenses and the Peer Group.

     The Trustees reviewed management fees charged by each of the Manager and the Sub-Adviser to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that in most instances the fee rates for those clients were comparable to the fees paid to the Manager or Sub-Adviser with respect to the Fund. In evaluating the fees associated with the client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those client accounts.

     The Trustees considered that the Manager and, in turn, the Sub-Adviser was currently waiving a portion of its fees and had been since the Fund’s inception. Additionally, it was noted that the Manager had contractually undertaken to waive fees and/or reimburse Fund expenses so that total Fund expenses will not exceed 0.83% for Class A Shares, 1.68% for Class C Shares, 0.99% for Class I Shares or 0.68% for Class Y Shares through September 30, 2014, and 0.84% for Class A Shares, 1.69% for Class C Shares, 0.99% for Class I Shares and 0.69% for Class Y Shares for the period October 1, 2014 through September 30, 2015. The Manager may not terminate these arrangements without the approval of the Trustees. The Manager had indicated that it intended to continue waiving fees as necessary in order that the Fund would remain competitive. The Trustees concluded that the advisory and sub-advisory fees were reasonable in relation to the nature and quality of the services provided to the Fund by the Manager and the Sub-Adviser.

29 | Aquila Narragansett Tax-Free Income Fund

Profitability.

     The Trustees received materials from each of the Manager and the Sub-Adviser and from the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors, Inc. of distribution services provided to the Fund. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

     The Trustees also considered information provided by the Sub-Adviser regarding the profitability of the Sub-Adviser with respect to the sub-advisory services provided by the Sub-Adviser to the Fund. The Trustees concluded that the profitability of the Sub-Adviser with respect to sub-advisory services provided to the Fund did not argue against approval of the fees to be paid under the Sub-Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows.

     The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Fund. The Trustees considered that the materials indicated that the Fund’s fees, after fee waivers, were generally lower than those of its peers, including those funds with breakpoints in the advisory fee schedule. Additionally, the Trustees noted that the Manager continued to waive a portion of its fees. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and the Sub-Adviser and their affiliates from their relationships with the Fund.

     The Trustees observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

30 | Aquila Narragansett Tax-Free Income Fund

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2014 and held for the six months ended September 30, 2014.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2014

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	3.62%	$1,000.00	$1,036.20	$3.88
Class C	3.08%	$1,000.00	$1,030.80	$8.20
Class I	3.54%	$1,000.00	$1,035.40	$4.64
Class Y	3.70%	$1,000.00	$1,037.00	$3.11

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares.Total return is not annualized; as such, it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.76%, 1.61%, 0.91% and 0.61% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

31 | Aquila Narragansett Tax-Free Income Fund

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2014

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.26	$3.84
Class C	5.00%	$1,000.00	$1,017.00	$8.14
Class I	5.00%	$1,000.00	$1,020.51	$4.60
Class Y	5.00%	$1,000.00	$1,022.01	$3.08

(1)
Expenses are equal to the annualized expense ratio of 0.76%, 1.61%, 0.91% and 0.61% for the Trust’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

32 | Aquila Narragansett Tax-Free Income Fund

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings and/or sector holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2014, the Fund did not hold any portfolio securities for which the Fund was entitled to participate in proxy voting. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2014, $7,754,144 of dividends paid by Aquila Narragansett Tax-Free Income Fund, constituting 99.76% of total dividends paid, were exempt-interest dividends; and the balance was ordinary income.

     Prior to February 15, 2015, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2014 calendar year.

33 | Aquila Narragansett Tax-Free Income Fund

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(THIS PAGE INTENTIONALLY LEFT BLANK)

Founders
     Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
120 West 45th Street, Suite 3600
New York, New York 10036

Investment Sub-Adviser
     CITIZENS INVESTMENT ADVISORS,
A DEPARTMENT OF CITIZENS BANK, N. A.
     One Citizens Plaza
Providence, Rhode Island 02903

Board of Trustees
     John C. Lucking, Chair
Diana P. Herrmann, Vice Chair
Ernest Calderón
Thomas A. Christopher
Gary C. Cornia
David A. Duffy
Grady Gammage, Jr.
     Lyle W. Hillyard
Glenn P. O’Flaherty
John J. Partridge
James R. Ramsey
Laureen L. White

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President
and Secretary
Marie E. Aro, Senior Vice President
Stephen J. Caridi, Senior Vice President
Paul G. O’Brien, Senior Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer
and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
120 West 45th Street, Suite 3600
New York, New York 10036

Transfer and Shareholder Servicing Agent
BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
     JPMORGAN CHASE BANK, N.A.
14201 N. Dallas Parkway
Dallas, Texas 75254

Further information is contained in the Prospectus,
which must precede or accompany this report.

Semi-Annual Report September 30, 2014

Aquila Tax-Free Fund For Utah “Sooner Rather Than Later - The Miracle of Compound Interest” Serving Utah investors since 1992

November, 2014

Dear Fellow Shareholder:

     Type the words “compound interest” into any internet search engine and you’re bound to find literally hundreds of examples of the concept. Most examples would likely be fairly standard and show the effect that compound interest has on the growth of savings when the interest rate is applied to both the initial sum invested as well as to reinvested income.

     However, we’d like to share with you another example. The following table vividly demonstrates the power of both compounding and beginning to invest sooner rather than later.

•	Example 1 assumes a hypothetical investment from age 19 through age 26.

•	Example 2 assumes a hypothetical investment from age 27 through age 39.

     Both examples assume a $2,000 yearly investment, with no withdrawals and with no allowance for income taxes. In each case, income compounds at a hypothetical annual interest rate of 5%. These assumptions are for the sake of the illustration and do not represent past or future performance of any investment. The advantage of beginning a saving plan sooner, rather than later, applies whether you earn 3%, 5% or some other amount.

     As you can see, a person who begins to invest $2,000 per year at age 19 and continues to invest over a period of eight years (through age 26) will have more money at age 39 (through the “miracle of compound interest”) than will someone who begins to invest at a later age (27) and continues to invest through age 39.

     We encourage you to share these examples with your family and friends. Beginning a saving plan early can pay off over time, particularly with the assistance of the miracle of compound interest.

     You can take advantage of the powers of compounding when you set up an automatic investment plan in Aquila Tax-Free Fund For Utah and reinvest your dividends. To do so, please contact your investment professional or the Fund’s Shareholder Servicing Agent at 1-800-437-1000.

     Before investing in the Fund, carefully read about and consider the investment objectives, risks, charges, expenses, and other information found in the Fund prospectus. The prospectus is available from your financial advisor, and when you call 800-437-1020 or visit www.aquilafunds.com.

NOT A PART OF THE SEMI-ANNUAL REPORT

	EXAMPLE 1		EXAMPLE 2
	5% Annual Interest Rate		5% Annual Interest Rate
	Annual		Annual
Age	Investment	Year-End Value	Investment	Year-End Value
19	$2,000	$2,100	0	0
20	2,000	4,305	0	0
21	2,000	6,620	0	0
22	2,000	9,051	0	0
23	2,000	11,604	0	0
24	2,000	14,284	0	0
25	2,000	17,098	0	0
26	2,000	20,053	0	0
27	0	21,056	$2,000	$2,100
28	0	22,109	2,000	4,305
29	0	23,214	2,000	6,620
30	0	24,375	2,000	9,051
31	0	25,593	2,000	11,604
32	0	26,873	2,000	14,284
33	0	28,217	2,000	17,098
34	0	29,628	2,000	20,053
35	0	31,109	2,000	23,156
36	0	32,664	2,000	26,414
37	0	34,298	2,000	29,834
38	0	36,013	2,000	33,426
39	0	37,813	2,000	37,197

     This chart is for illustration purposes only;
it does not represent past or future performance of any investment.

Sincerely,
Diana P. Herrmann, Vice Chair and President

Any information in this Semi-Annual Report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Fund’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low and are expected to rise at some point in time.

Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely a ected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Fund may be a ected significantly by adverse economic, political or other events a ecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. A portion of income may be subject to local, state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (19.1%)	and Fitch	Value
	City, County and State (2.4%)
	Coral Canyon, Utah Special Service
	District
$60,000	4.850%, 07/15/17	NR/NR/NR*	$60,629
	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/29	Aa2/AA+/NR	1,139,660
	McKinney, Texas
1,700,000	4.500%, 08/15/23 Syncora Guarantee,
	Inc. Insured (pre-refunded)	Aa1/AAA/NR	1,764,328
1,375,000	5.000%, 08/15/24 AMBAC Insured	Aa1/AAA/NR	1,448,494
	Washington State Various Purpose
1,405,000	5.000%, 07/01/30 Series A	Aa1/AA+/AA+	1,552,314
2,465,000	5.000%, 07/01/31 Series A	Aa1/AA+/AA+	2,721,335
	Total City, County and State		8,686,760

	Education - Public Schools (0.7%)
	Florida State Board of Education Public
	Education Capital Outlay
2,000,000	4.750%, 06/01/30 2005 Series F	Aa1/AAA/AAA	2,138,060
	Houston, Texas Community College
	System (Harris and Fort Bend
	Counties)
500,000	5.000%, 02/15/27	Aa1/AA+/NR	508,210
	Total Education - Public Schools		2,646,270

	Hospital (0.6%)
	Skagit County, Washington Public
	Hospital District No. 002, Refunding,
	Island Hospital
1,120,000	0.250%, 12/01/15	A1/NR/NR	1,119,093
	Whidbey Island, Washington Public
	Hospital District
1,000,000	5.500%, 12/01/33	A2/NR/NR	1,115,300
	Total Hospital		2,234,393

	Local Public Property (7.4%)
	Clark County, Nevada, Refunding
2,280,000	5.000%, 12/01/29 Series A	Aa1/AA/NR	2,613,769
1,000,000	5.000%, 07/01/23 Series B	Aa1/AA/NR	1,124,750
2,000,000	5.000%, 11/01/28 AGMC Insured	Aa1/AA/AA	2,169,700
2,000,000	4.750%, 06/01/30 AGMC Insured	Aa1/AA/NR	2,108,920
1,000,000	4.750%, 11/01/27 NPFG/ FGIC Insured	Aa1/AA/NR	1,053,700

1 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	Local Public Property (continued)
	Henderson, Nevada Refunding Various
	Purpose
$1,000,000	5.000%, 06/01/33 Series B	Aa2/AA/NR	$1,125,510
750,000	5.000%, 06/01/30 Series 2014	Aa2/AA/NR	871,552
750,000	5.000%, 06/01/35 Series 2014	Aa2/AA/NR	856,710
	Hurst, Texas Refunding & Improvement
570,000	0.050%, 08/15/15	Aa2/AA/NR	568,963
	Miami-Dade County, Florida Building
	Better Communities Program
1,170,000	5.000%, 07/01/29 NPFG/ FGIC Insured	Aa2/AA/AA	1,209,148
1,605,000	5.625%, 07/01/38	Aa2/AA/NR	1,816,314
	Miami Gardens, Florida
1,000,000	5.000%, 07/01/29	A1/A+/NR	1,148,720
	Reno, Nevada, Capital Improvement
	Refunding
1,000,000	5.000%, 06/01/28	A1/A-/NR	1,116,740
	San Angelo, Texas Certificates of
	Obligation
2,765,000	5.000%, 02/15/30 Series A	Aa2/AA/AA+	3,015,647
	San Patricio County, Texas Certificates
	of Obligation
2,260,000	4.750%, 04/01/31 AMBAC Insured	Aa3/NR/NR	2,320,387
	State of Washington
1,500,000	zero coupon, 01/01/18 Series S-2
	AGMC Insured	Aa1/AA+/AA+	1,456,935
	Washoe County, Nevada Refunding
	Reno Sparks Convention
2,000,000	5.000%, 07/01/28	Aa2/AA/NR	2,225,720
	Total Local Public Property		26,803,185

	School District (4.3%)
	Brownsboro, Texas Independent
	School District
490,000	zero coupon, 08/15/16 PSF Guaranteed	NR/AAA/NR	481,141
	Clark County, Nevada School District
500,000	5.000%, 06/15/28 Series A	A1/AA-/A	558,150
	Comal, Texas Independent School
	District
1,125,000	5.000%, 02/01/36 PSF Guaranteed	Aaa/NR/AAA	1,171,699

2 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	School District (continued)
	Granite School District, Utah, Salt Lake
	County School Building School Board
	Guaranty Program
$1,000,000	5.000%, 06/01/31	Aaa/NR/AAA	$1,128,270
	Irving, Texas Independent School
	District Capital Appreciation
	Refunding
1,000,000	zero coupon, 02/15/20 PSF
	Guaranteed	Aaa/AAA/NR	807,690
	Magnolia, Texas Independent School
	District Schoolhouse
1,495,000	5.000%, 08/15/25 NPFG/ FGIC Insured
	(pre-refunded)	Aa3/NR/NR	1,557,371
	Midlothian, Texas Independent School
	District
1,145,000	zero coupon, 02/15/18 PSF
	Guaranteed	Aaa/AAA/NR	1,097,963
	Schertz-Cibolo Universal City, Texas
	Independent School District
2,325,000	5.000%, 02/01/36 PSF Guaranteed	Aaa/NR/AAA	2,423,068
	Spring, Texas Independent School
	District
1,000,000	5.000%, 08/15/25 BAMI Insured	Aa3/AA/NR	1,202,830
	Uintah County, Utah School District
	School Board Guaranty Program
455,000	4.250%, 02/01/24 (pre-refunded)	Aaa/NR/NR	487,473
	Wasatch County, Utah School District
	School Board Guaranty Program
880,000	5.000%, 06/01/25 (pre-refunded)	Aaa/NR/NR	948,015
	Washoe County, Nevada School
	District Refunding & School
	Improvement
2,000,000	5.000%, 06/01/30 Series A	Aa3/AA/NR	2,227,040
	Yakima County, Washington School
	District #201 School Board Guaranty
	Program
1,475,000	0.050%, 12/01/14	Aa1/NR/NR	1,474,557
	Total School District		15,565,267

3 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	Transportation (1.8%)
	Texas State Transportation Commission
	Mobility Fund
$1,140,000	5.000%, 04/01/27 Series A	Aaa/AAA/AAA	$1,254,741
5,000,000	5.000%, 04/01/35	Aaa/AAA/AAA	5,289,800
	Total Transportation		6,544,541

	Utilities (1.9%)
	Central Utah Water Conservancy
	District Refunding
765,000	5.000%, 04/01/28 Series B	NR/AA+/AAA	872,590
	Harris County, Texas Flood Control
	District Improvement
1,000,000	4.750%, 10/01/29	Aaa/AAA/AAA	1,067,500
	Las Vegas Valley, Nevada Water
	District Refunding
1,000,000	5.000%, 06/01/30 Series C	Aa2/AA+/NR	1,125,690
	Las Vegas Valley, Nevada Water
	District Refunding & Water
	Improvement
2,600,000	5.000%, 02/01/38 Series A	Aa2/AA+/NR	2,768,506
	Virgin Valley, Nevada Water District
955,000	5.000%, 03/01/34 AGC Insured	A1/NR/NR	997,211
	Total Utilities		6,831,497
	Total General Obligation Bonds		69,311,913

	Revenue Bonds (75.9%)

	Airport (2.2%)
	Alaska State International Airport
	Revenue
35,000	5.000%, 10/01/24 AMBAC Insured
	AMT	A1/NR/A+	35,119
	Broward County, Florida Airport System
	Revenue Refunding
1,000,000	5.375%, 10/01/29 Series O	A1/A+/A	1,146,850
	Clark County, Nevada Passenger
	Facilities Charge Revenue Las
	Vegas-McCarran International Airport
1,500,000	5.000%, 07/01/30	A1/A+/NR	1,691,055
	Jacksonville, Florida Aviation Authority
1,895,000	5.000%, 10/01/26 AMBAC Insured AMT	A2/A/A	2,048,230

4 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Airport (continued)
	Miami-Dade County, Florida Aviation
	Revenue Miami International Airport
$1,675,000	5.000%, 10/01/22 Series A-1	A2/A/A	$1,924,860
	Reno-Tahoe, Nevada Airport Authority
	Revenue Refunding
1,000,000	5.000%, 07/01/26 AGMC Insured	A2/NR/A	1,022,250
	Total Airport		7,868,364
	Education (8.9%)
	Florida Higher Education Facilities
	Authority Revenue, Refunding,
	Rollins College Project
1,000,000	5.000%, 12/01/37 Series A	A2/NR/NR	1,101,910
	Hammond, Indiana School Building
	Corp. First Mortgage
1,030,000	5.000%, 07/15/31 NPFG Insured
	(pre-refunded)	A3/AA+/NR	1,044,080
	Hillsborough County, Florida School
	Board COP
1,500,000	5.000%, 07/01/31 NPFG Insured	Aa2/AA-/AA	1,588,425
	Salt Lake County, Utah Westminster
	College Project
825,000	4.750%, 10/01/20	NR/BBB/NR	882,016
870,000	4.750%, 10/01/21	NR/BBB/NR	929,247
2,300,000	5.000%, 10/01/22	NR/BBB/NR	2,381,949
1,250,000	5.000%, 10/01/25	NR/BBB/NR	1,289,625
600,000	5.000%, 10/01/27	NR/BBB/NR	632,034
2,025,000	5.125%, 10/01/28	NR/BBB/NR	2,083,543
315,000	5.125%, 10/01/30	NR/BBB/NR	322,352
	Texas State University System
	Financing Revenue
2,000,000	5.250%, 03/15/25	Aa2/NR/AA	2,266,400
	Tooele County, Utah Municipal
	Building Authority School District
	Lease Revenue
1,000,000	5.000%, 06/01/28	A1/A+/NR	1,068,100
	Utah State Board of Regents
2,980,000	4.500%, 04/01/29	Aa2/AA/NR	3,246,680

5 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Education (continued)
	Utah State Board of Regents Lease
	Revenue
$410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA/NR	$432,407
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA/NR	447,742
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	474,449
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	126,431
	Utah State Board of Regents Office
	Facility Revenue
1,045,000	5.000%, 04/01/23 NPFG Insured
	(pre-refunded)	Aa2/AA-/NR	1,069,934
	Utah State Board of Regents, Utah,
	Valley University Student Center
	Building Fee And Unified System
	Revenue
3,005,000	5.000%, 11/01/28 Series 2012A	NR/AA/NR	3,437,870
	Utah State University Student
	Building Fee
1,285,000	5.000%, 12/01/29 Series B	NR/AA/NR	1,474,409
1,355,000	5.000%, 12/01/30 Series B	NR/AA/NR	1,549,185
	Warsaw, Indiana Multi-School Building
	Corp., First Mortgage
1,800,000	5.450%, 01/15/28 Series B	NR/AA+/NR	2,041,794
	Washington State Higher Education
	Facilities Authority Revenue, Refunding,
	Gonzaga University Project
950,000	5.000%, 04/01/24 Series B	A3/NR/NR	1,007,570
	Weber State University, Utah Student
	Facilities System
1,275,000	5.125%, 04/01/32 NPFG Insured	A3/AA/NR	1,304,121
	Total Education		32,202,273

	Education - Charter Schools (8.2%)
	Utah County, Utah Charter School
	Revenue Lakeview Academy
125,000	5.350%, 07/15/17 Series A	NR/BBB-/NR	130,716
610,000	4.500%, 07/15/22	NR/BBB-/NR	618,571
	Utah County, Utah Charter School
	Revenue Renaissance Academy
150,000	5.350%, 07/15/17 Series A 144A	NR/NR/NR*	153,290

6 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Education - Charter Schools (continued)
	Utah County, Utah Charter School
	Revenue, Ronald Wilson Reagan
	Academy
$1,000,000	6.000%, 02/15/38 Series A	NR/BB+/NR	$1,025,890
	Utah State Charter School Finance
	Authority Fast Forward Academy
2,717,000	6.500%, 11/15/37 144A	NR/NR/NR*	2,653,314
	Utah State Charter School Finance
	Authority George Washington
	Academy
1,000,000	6.750%, 07/15/28	NR/BB+/NR	1,055,110
	Utah State Charter School Finance
	Authority Hawthorn Academy Project
2,165,000	5.000%, 10/15/29 Series 2014	NR/AA/NR	2,489,144
	Utah State Charter School Finance
	Authority Legacy Preparatory
	Academy
405,000	4.000%, 04/15/22	NR/AA/NR	448,529
440,000	4.000%, 04/15/24	NR/AA/NR	488,963
2,530,000	5.000%, 04/15/29	NR/AA/NR	2,920,506
1,635,000	5.000%, 04/15/34	NR/AA/NR	1,852,815
	Utah State Charter School Finance
	Authority Monticello Academy
	(School Board Guaranty Program)
1,000,000	5.000%, 04/15/37 Series 2014	NR/AA/NR	1,102,780
	Utah State Charter School Finance
	Authority Ogden Preparatory
	Academy School Board Guaranty
	Program
475,000	4.000%, 10/15/22	NR/AA/NR	525,469
505,000	4.000%, 10/15/23	NR/AA/NR	551,743
525,000	4.000%, 10/15/24	NR/AA/NR	570,428
	Utah State Charter School Finance
	Authority Providence Hall Elementary
	School (School Board Guaranty
	Program)
1,000,000	5.250%, 10/15/28 Series 2013A	NR/AA/NR	1,162,260
1,000,000	5.000%, 10/15/33 Series 2013A	NR/AA/NR	1,113,660

7 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Education - Charter Schools (continued)
	Utah State Charter School Finance
	Authority, Refunding & Improvement,
	Davinci Academy
$1,000,000	7.050%, 09/15/26 Series 2011A	NR/BBB-/NR	$1,113,550
	Utah State Charter School Finance
	Authority Ronald Wilson Reagan
	Academy
1,100,000	5.750%, 02/15/22 Series A	NR/BB+/NR	1,150,490
	Utah State Charter School Finance
	Authority Venture Academy
6,905,000	6.750%, 11/15/38 144A	NR/BBB-/NR	6,911,560
	Utah State Charter School Finance
	Authority Wasatch Peak Academy
	Project, School Board Guaranty
	Program
740,000	5.000%, 10/15/29	NR/AA/NR	836,415
700,000	5.000%, 10/15/36	NR/AA/NR	767,669
	Total Education - Charter Schools		29,642,872

	Hospital (4.6%)
	Brevard County, Florida Health Facilities
	Authority Health First Inc. Project
1,215,000	5.000%, 04/01/18	A3/A-/NR	1,275,021
	Campbell County, Wyoming Hospital
	District, Hospital Revenue, Memorial
	Hospital Project
1,040,000	5.000%, 12/01/20	NR/A-/NR	1,172,111
1,000,000	5.500%, 12/01/34	NR/A-/NR	1,097,600
	Harris County, Texas Health Facilities
	Development Corp., Christus Health
260,000	4.750%, 07/01/30 AGMC Insured
	(pre-refunded)	NR/NR/NR*	307,278
	Harris County, Texas Health Facilities
	Development Corp., Christus Health,
	unrefunded balance
540,000	4.750%, 07/01/30 AGMC Insured	NR/AA/NR	561,416
	Henderson, Nevada Health Care
	Facilities, Catholic Healthcare West
1,350,000	5.250%, 07/01/31 Series B	A3/A/A	1,415,205

8 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Hospital (continued)
	Indiana Finance Authority Hospital
	Revenue, Parkview Health System,
	unrefunded balance
$300,000	5.875%, 05/01/29	A1/A+/NR	$300,033
	King County, Washington Public
	Hospital District No. 002, Refunding,
	Evergreen Healthcare
1,000,000	5.250%, 12/01/28	Aa3/A+/NR	1,138,940
	Murray City, Utah Hospital Revenue,
	IHC Health Services, Inc.
2,000,000	0.010%, 05/15/37 Series D VRDO**	Aa1/AA+/NR	2,000,000
	Reno, Nevada Hospital Revenue,
	Washoe Medical Center
725,000	5.000%, 06/01/23 AGMC Insured	A2/AA/NR	762,287
680,000	5.000%, 06/01/23 AGMC Insured	A2/AA/NR	714,972
	Richmond, Indiana Hospital Revenue
250,000	5.000%, 01/01/19	NR/A/A	263,658
	Riverton, Utah Hospital Revenue,
	Intermountain Health Care Health
	Services, Inc.
940,000	5.000%, 08/15/36	Aa1/AA+/NR	1,022,288
	Tarrant County, Texas Cultural Education
	Facilities Finance Corp. Hospital
	Refunding, Scott & White Healthcare
	Project
1,000,000	5.250%, 08/15/25	Aa3/A+/NR	1,143,880
	Utah County, Utah Hospital Revenue,
	IHC Health Services, Inc.
880,000	5.000%, 05/15/28	Aa1/AA+/NR	1,000,155
500,000	5.000%, 05/15/29	Aa1/AA+/NR	564,395
	Utah State Board of Regents, University
	of Utah Hospital Revenue,
	unrefunded balance
1,245,000	5.000%, 08/01/31	NR/AA/NR	1,369,488
	Washington State Health Care Facilities
	Authority Revenue, Refunding, Fred
	Hutchinson Cancer
595,000	5.000%, 01/01/18	A3/A/NR	659,694
	Total Hospital		16,768,421

9 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Housing (0.9%)
	Utah Housing Corporation Single
	Family Mortgage
$670,000	6.100%, 01/01/29 AMT	Aa3/AA-/AA-	$694,180
405,000	4.950%, 01/01/32 Series A Class II	Aa2/AA/AA	422,237
1,360,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-/AA-	1,419,813
240,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA/AA	249,492
525,000	4.500%, 07/01/23 Series C	Aa3/AA-/AA-	549,381
	Total Housing		3,335,103

	Local Public Property (14.3%)
	CIVIC Ventures, Alaska Revenue
	Anchorage Convention Center
1,285,000	4.625%, 09/01/30 NPFG Insured	A1/AA-/A+	1,296,090
	Clark County, Nevada Improvement
	District Special Local Improvement
	#128 (Summerlin)
500,000	5.000%, 02/01/21 Series A	NR/NR/NR*	465,230
	Cottonwood Heights, Utah Sales Tax
	Revenue
2,000,000	5.000%, 07/01/32 Series 2014	NR/AA-/NR	2,284,840
	Draper, Utah Sales Tax Revenue
1,000,000	5.000%, 05/01/32 Series A	NR/AA/NR	1,132,470
	Eagle Mountain, Utah Special
	Assessment Area
670,000	5.250%, 05/01/28 Series 2013	NR/A+/NR	741,563
	Herriman, Utah Special Assessment
	Towne Center Assessment Area
1,045,000	4.875%, 11/01/23	NR/AA-/NR	1,144,359
1,150,000	5.000%, 11/01/25	NR/AA-/NR	1,258,020
1,975,000	5.000%, 11/01/29	NR/AA-/NR	2,079,813
	Jacksonville, Florida Special Revenue
	and Refunding Bonds
1,015,000	5.250%, 10/01/32 Series A	Aa3/AA-/AA	1,180,821
	New Albany, Indiana Development
	Authority
500,000	4.250%, 02/01/22	NR/A+/NR	517,700
	Orem, Utah Special Assessment
1,150,000	7.750%, 11/01/25	NR/NR/NR*	1,152,231
	Reedy Creek, Florida Improvement
	District
1,000,000	5.250%, 06/01/29 Series A	Aa3/A+/AA-	1,159,700

10 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Local Public Property (continued)
	Riverton City, Utah Franchise & Sales
	Tax Revenue
$1,585,000	5.000%, 06/01/31 AMBAC Insured	NR/AA-/AA	$1,714,019
1,000,000	5.250%, 12/01/36	NR/AA-/AA	1,127,340
	Salt Lake City, Utah Local Building
	Authority Lease Revenue
955,000	4.000%, 10/15/23 Series A	Aa1/NR/AA+	1,048,304
	Salt Lake Valley, Utah Fire Service
	District Lease Revenue
2,645,000	5.200%, 04/01/28	Aa2/NR/AA-	2,969,277
1,000,000	5.250%, 04/01/30	Aa2/NR/AA-	1,120,670
	St. Augustine, Florida Capital
	Improvement Refunding
500,000	5.000%, 10/01/34	Aa3/A+/A+	548,945
	St. Lucie County, Florida School Board
	COP Master Lease Program
500,000	5.000%, 07/01/30 Series A	Aa3/A/A+	558,850
	Twin Creeks, Utah Special Services
	District
10,713,528	10.000%, 07/15/30 144A	NR/NR/NR*	10,750,383
	Uintah County, Utah Municipal Building
	Authority Lease Revenue
500,000	5.000%, 06/01/24	NR/A+/NR	532,975
2,000,000	5.300%, 06/01/28	NR/A+/NR	2,119,080
1,005,000	5.500%, 06/01/37	NR/A+/NR	1,070,968
1,120,000	5.500%, 06/01/40	NR/A+/NR	1,189,160
	Wasatch County, Utah Municipal
	Building Authority
535,000	0.250%, 12/01/14	NR/AA-/AA-	534,775
	Washington County/St. George
	Interlocal Agency, Utah Lease
	Revenue Refunding
650,000	0.500%, 12/01/15 Series A	A1/A+/NR	647,822
1,365,000	0.500%, 12/01/16 Series A	A1/A+/NR	1,344,102
	Weber County, Utah Municipal
	Building Authority
325,000	5.250%, 12/15/19 AMBAC Insured	Aa3/NR/NR	327,129
	Weber County, Utah Special
	Assessment Summit Mountain Area
1,500,000	5.500%, 01/15/28	NR/AA-/NR	1,731,510
4,130,000	5.750%, 01/15/33	NR/AA-/NR	4,748,096

11 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Local Public Property (continued)
	West Valley City, Utah Municipal
	Building Authority Lease Revenue
	Refunding
$1,645,000	4.500%, 08/01/22 Series A NPFG/
	FGIC Insured	A3/AA-/A+	$1,748,997
	West Valley City, Utah Sales Tax
	Revenue Capital Appreciation Bonds,
	Refunding
3,500,000	zero coupon, 07/15/35	NR/AA+/NR	1,379,595
	Total Local Public Property		51,624,834

	State Agency (1.9%)
	Utah Infrastructure Agency
	Telecommunications & Franchise Tax
1,000,000	5.500%, 10/15/30 Series A AGMC
	Insured	A2/AA/NR	1,133,720
1,475,000	5.250%, 10/15/33 Series A AGMC
	Insured	A2/AA/NR	1,631,778
	Utah State Building Ownership Authority
	Lease Revenue Refunding State
	Facilities Master Lease Program
465,000	5.000%, 05/15/21 (pre-refunded)	Aa1/AA+/NR	500,298
510,000	5.000%, 05/15/23 (pre-refunded)	Aa1/AA+/NR	548,714
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,204,910
1,575,000	5.000%, 05/15/26	Aa1/AA+/NR	1,784,585
	Total State Agency		6,804,005

	Tax Revenue (4.0%)
	Bountiful City, Utah Sales Tax
	Refunding Bond
635,000	4.000%, 06/01/17	NR/AA/NR	671,811
	Brigham, Utah Special Assessment
	Voluntary Assessment Area
1,140,000	5.250%, 08/01/23	A1/NR/NR	1,203,475
617,000	5.500%, 08/01/29	A1/NR/NR	651,682
	Clark County, Nevada Improvement
	District
250,000	5.000%, 08/01/16	NR/NR/NR*	250,055

12 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Tax Revenue (continued)
	Henderson, Nevada Local
	Improvement District
$280,000	5.000%, 09/01/15	NR/NR/NR*	$284,735
210,000	5.000%, 03/01/16	NR/NR/NR*	210,046
	Holladay, Utah Redevelopment Agency
1,967,500	4.900%, 12/30/20	NR/NR/NR*	1,961,086
	Jordanelle, Utah Special Service District
186,000	5.000%, 11/15/14	NR/NR/NR*	186,236
196,000	5.100%, 11/15/15	NR/NR/NR*	196,120
206,000	5.200%, 11/15/16	NR/NR/NR*	206,072
216,000	5.300%, 11/15/17	NR/NR/NR*	216,069
228,000	5.400%, 11/15/18	NR/NR/NR*	228,046
240,000	5.500%, 11/15/19	NR/NR/NR*	240,010
253,000	5.600%, 11/15/20	NR/NR/NR*	252,077
268,000	5.700%, 11/15/21	NR/NR/NR*	265,207
283,000	5.800%, 11/15/22	NR/NR/NR*	278,848
299,000	6.000%, 11/15/23	NR/NR/NR*	295,265
	La Verkin, Utah Sales and Franchise
	Tax Revenue
571,000	5.100%, 07/15/27***	NR/NR/NR*	577,549
	Mesquite, Nevada New Special
	Improvement District
120,000	5.250%, 08/01/17	NR/NR/NR*	117,256
255,000	5.350%, 08/01/19	NR/NR/NR*	240,672
105,000	5.400%, 08/01/20	NR/NR/NR*	97,583
400,000	5.500%, 08/01/25	NR/NR/NR*	352,440
	Payson City, Utah Sales Tax Revenue
445,000	5.000%, 08/01/21 AGMC Insured
	(pre-refunded)	A2/AA/NR	482,411
	Riverton City, Utah Franchise & Sales
	Tax Revenue
750,000	5.000%, 06/01/24 AMBAC Insured	NR/AA-/AA	819,450
	Salt Lake City, Utah Sales Tax
1,060,000	5.000%, 02/01/23 (pre-refunded)	NR/AAA/NR	1,076,769
1,115,000	5.000%, 02/01/24 (pre-refunded)	NR/AAA/NR	1,132,639
	Springville, Utah Special Assessment
	Revenue
116,000	5.500%, 01/15/17	NR/NR/NR*	116,021
122,000	5.650%, 01/15/18	NR/NR/NR*	122,001
130,000	5.800%, 01/15/19	NR/NR/NR*	129,988
112,000	5.900%, 01/15/20	NR/NR/NR*	110,989

13 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Tax Revenue (continued)
	West Valley City, Utah Redevelopment
	Agency
$320,000	5.000%, 03/01/22	NR/A-/NR	$324,768
350,000	5.000%, 03/01/23	NR/A-/NR	355,156
1,000,000	5.000%, 03/01/24	NR/A-/NR	1,014,520
	Total Tax Revenue		14,667,052

	Transportation (7.0%)
	Dallas, Texas Area Rapid Transit Sales
	Tax Revenue Refunding Senior Lien
2,470,000	5.000%, 12/01/36 AMBAC Insured	Aa2/AA+/AA	2,638,380
	North Texas Turnpike Authority
	Revenue
2,000,000	6.100%, 01/01/28	A2/A-/NR	2,351,640
	Utah Transit Authority Sales Tax
	Revenue
2,000,000	5.000%, 06/15/27 Series A	Aa2/AAA/AA	2,246,380
1,000,000	5.000%, 06/15/28 Series A	Aa2/AAA/AA	1,120,120
6,920,000	5.000%, 06/15/36 AGMC Insured
	Series A	Aa2/AAA/AA	7,622,795
	Utah Transit Authority Sales Tax
	Revenue Capital Appreciation
	Refunding
2,000,000	zero coupon, 06/15/29 NPFG Insured
	Series A	A1/AA-/A+	1,055,500
	Utah Transit Authority Sales Tax
	Revenue Refunding
5,185,000	zero coupon, 06/15/23 Series A NPFG
	Insured	A1/AA-/A+	3,734,963
1,000,000	5.000%, 06/15/32	A1/A/A+	1,111,840
	Utah Transit Authority Sales Tax &
	Transportation Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AAA/AA	249,990
	Washoe County, Nevada Highway
	Revenue Fuel Tax
1,000,000	5.500%, 02/01/28	A1/A+/NR	1,093,060
1,000,000	5.000%, 02/01/32	A1/A+/NR	1,095,880
1,000,000	5.000%, 02/01/38	A1/A+/NR	1,058,060
	Total Transportation		25,378,608

14 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Utility (11.3%)
	Clark County, Washington Public Utility
	District No. 001 Generating Refunding
$1,000,000	5.000%, 01/01/24	A2/A/A+	$1,131,060
	Consolidated Wyoming Municipalities
	Electric Facilities Improvement Lease,
	Gillette, Wyoming
1,000,000	5.000%, 06/01/31	A2/A+/NR	1,133,420
	Cowlitz County, Washington Public
	Utility District Electric Revenue
650,000	4.500%, 09/01/26 NPFG Insured	A1/NR/A	685,080
	Douglas County, Washington Public
	Utility District No. 001 Electric
	Distribution System
635,000	0.050%, 12/01/15	Aa3/AA/NR	633,749
	Eagle Mountain, Utah Gas & Electric
1,440,000	5.000%, 06/01/21 Radian Insured	NR/NR/NR*	1,456,574
1,215,000	5.000%, 06/01/22 Radian Insured	NR/NR/NR*	1,228,426
325,000	5.000%, 06/01/24 AGMC Insured	NR/AA/A	363,343
	Energy Northwest Washington Wind
	Project
1,000,000	4.500%, 07/01/30 Series A AMBAC
	Insured	A2/A/A-	1,038,770
	Houston, Texas Utility System Revenue,
	Refunding
450,000	5.000%, 11/15/35 AGMC Insured
	(pre-refunded)	Aa2/AA/AA	474,183
	Intermountain Power Agency, Utah
	Power Supply Revenue, Refunding
1,000,000	4.250%, 07/01/19 Series B
	(pre-refunded)	A1/A+/AA-	1,009,960
	Jacksonville Electric Authority, Florida
	Electric System Revenue
500,000	4.500%, 10/01/32 Series Three 2012A	Aa2/AA-/AA	530,310
	Lower Colorado River Authority, Texas
60,000	5.250%, 05/15/29 (pre-refunded)	NR/NR/NR*	71,207
5,000	5.250%, 05/15/29 (pre-refunded)	NR/NR/NR*	5,934
	Lower Colorado River Authority, Texas,
	unrefunded balance
1,470,000	5.250%, 05/15/29	A1/A/A	1,639,079

15 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Utility (continued)
	North Slope Borough, Alaska Service
	Area 10 Water & Wastewater Facilities
$1,000,000	5.250%, 06/30/27	NR/A-/NR	$1,159,100
1,000,000	5.250%, 06/30/28	NR/A-/NR	1,155,790
1,000,000	5.250%, 06/30/34	NR/A-/NR	1,096,280
	San Antonio, Texas Electric & Gas
	Revenue System
1,000,000	5.000%, 02/01/32	Aa1/AA/AA+	1,098,460
	San Jacinto, Texas River Authority
	Woodlands Waste Disposal
1,000,000	5.000%, 10/01/30 BAMI Insured	NR/AA/NR	1,140,560
	Santa Clara, Utah Electric Revenue
1,005,000	4.250%, 08/01/26 AGC Insured	A3/NR/NR	1,000,327
	Sarasota, Florida Utility System
	Revenue Refunding
1,455,000	5.000%, 10/01/27	NR/AA+/AA+	1,696,224
	St. George, Utah Electric Revenue
500,000	4.500%, 06/01/20 AGMC Insured
	(pre-refunded)	A2/NR/NR	514,265
3,750,000	5.000%, 06/01/38 AGMC Insured	A2/NR/NR	3,916,612
	Tacoma, Washington Solid Waste
	Utility Revenue
1,000,000	5.000%, 12/01/23 Syncora
	Guarantee, Inc. Insured	A2/AA/AA-	1,082,600
	Utah Associated Municipal Power
	System Revenue, Horse Butte Wind
	Project
1,005,000	5.000%, 09/01/32 Series A	NR/A-/A-	1,113,480
	Utah Associated Municipal Power
	System Revenue Refunding, Payson
	Power Project
2,000,000	5.000%, 04/01/24	NR/A-/A	2,306,540
1,000,000	5.000%, 04/01/25	NR/A-/A	1,148,450
6,375,000	5.000%, 04/01/26	NR/A-/A	7,242,956
	Utah Infrastructure Agency
	Telecommunications & Franchise Tax
1,000,000	5.000%, 10/15/33	A2/AA-/NR	1,112,840
1,630,000	5.250%, 10/15/38	A2/AA-/NR	1,817,189

16 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Utility (continued)
	Wyoming Municipal Power Agency
	Power Supply System Revenue
$720,000	5.500%, 01/01/28 Series A	A2/A-/NR	$805,262
	Total Utility		40,808,030

	Water and Sewer (12.6%)
	Cape Coral, Florida Water & Sewer
	Revenue
1,000,000	5.000%, 10/01/36 AGMC-AMBAC
	Insured	A1/AA/A	1,039,030
	Central Utah Water Conservancy
	District Refunding, Jordanelle Hydrant
1,125,000	4.500%, 10/01/27 Series A	NR/AA+/AA	1,251,011
	Central Weber, Utah Sewer
	Improvement District Revenue
	Refunding
1,000,000	5.000%, 03/01/28 Series A AGMC
	Insured	NR/AA/AA	1,113,450
4,000,000	5.000%, 03/01/33 Series A AGMC
	Insured	NR/AA/AA	4,400,920
	Davie, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/32 AGMC Insured	A1/AA/NR	1,089,110
	Jordan Valley, Utah Water Conservancy
	District Revenue
6,000,000	5.000%, 10/01/35 Series B	NR/AA+/AA	6,692,100
	King County, Washington Sewer
	Revenue
660,000	5.000%, 01/01/33 AGMC Insured	Aa2/AA+/NR	721,492
	Laredo, Texas Waterworks Sewer
	System Revenue
1,450,000	5.000%, 03/01/24 Series 2010	A1/AA-/AA-	1,687,379
	Miami-Dade County, Florida Water and
	Sewer Revenue System
1,500,000	5.000%, 10/01/29 AGMC Insured	Aa3/AA/A+	1,679,190
1,000,000	5.000%, 10/01/31 Series A	Aa3/A+/A+	1,129,090
	Mountain Regional Water Special
	Service District Utah Water Revenue
	Refunding
3,000,000	5.000%, 12/15/33 AGMC Insured	NR/AA/A+	3,359,010

17 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Water and Sewer (continued)
	Ogden City, Utah Sewer & Water
	Revenue Bonds
$1,160,000	5.250%, 06/15/30 Series B	Aa3/AA-/NR	$1,339,290
750,000	4.625%, 06/15/38 AGMC Insured	Aa3/NR/NR	771,390
	Ogden City, Utah Storm Drain Revenue
	Bonds
500,000	5.250%, 06/15/28	NR/AA/NR	584,310
	Orem, Utah Water & Storm Sewer
	Revenue
1,000,000	5.000%, 07/15/26	NR/AA/AA+	1,127,450
1,250,000	5.250%, 07/15/28	NR/AA/AA+	1,418,787
	Pleasant Grove City, Utah Water
	Revenue
450,000	4.300%, 12/01/20 NPFG Insured	A3/AA-/NR	481,964
1,000,000	5.250%, 12/01/29 AGMC Insured	NR/AA/NR	1,115,550
1,370,000	5.000%, 12/01/31 Series B NPFG Insured A3/AA-/NR		1,469,133
	Salt Lake & Sandy, Utah Metropolitan
	Water District, Water Revenue,
	Refunding
1,190,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	1,361,289
650,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	718,263
1,000,000	5.000%, 07/01/37 Series A	NR/AA+/AA+	1,121,830
	San Antonio, Texas Water Revenue
	Refunding
1,050,000	5.000%, 05/15/36 NPFG Insured	Aa1/AA+/AA+	1,074,958
	South Valley, Utah Water Reclamation
	Facility Sewer Revenue
425,000	5.000%, 08/15/30 AMBAC Insured
	(pre-refunded)	NR/A+/NR	442,731
	South Weber City, Utah Water
	Revenue
930,000	5.000%, 06/01/40 AGMC Insured	NR/AA/NR	1,037,424
	Utah Water Conservancy District
1,400,000	5.250%, 01/15/27	NR/A/NR	1,515,710
	Utah Water Finance Agency Revenue
830,000	4.500%, 10/01/22 AMBAC Insured
	(pre-refunded)	Aa3/NR/NR	847,754
870,000	4.500%, 10/01/23 AMBAC Insured
	(pre-refunded)	Aa3/NR/NR	888,609
1,645,000	4.500%, 10/01/28 AMBAC Insured	Aa3/NR/NR	1,757,024

18 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Water and Sewer (continued)
	White City, Utah Water Improvement
	District Revenue
$500,000	5.000%, 02/01/23 AGMC Insured	A2/NR/NR	$533,585
700,000	5.000%, 02/01/25 AGMC Insured	A2/NR/NR	745,367
840,000	5.000%, 02/01/27 AGMC Insured	A2/NR/NR	892,273
	Total Water and Sewer		45,406,473

	Total Revenue Bonds		274,506,035

	Total Investments (cost $328,621,456
	- note 4)	95.1%	343,817,948
	Other assets less liabilities	4.9	17,696,170
	Net Assets	100.0%	$361,514,118

			Percent of
	Portfolio Distribution by Quality Rating		Investments†
	Aaa of Moody’s or AAA of S&P and Fitch		8.9%
	Pre-Refunded bonds††/ Escrowed to Maturity bonds		4.3
	Aa of Moody’s or AA of S&P and Fitch		52.8
	A of Moody’s or S&P and Fitch		20.9
	Baa of Moody’s or BBB of S&P		5.0
	BB+ of S&P		0.9
	Not Rated*		7.2
			100.0%

	PORTFOLIO ABBREVIATIONS:
	AGC - Assured Guaranty Corp.
	AGMC - Assured Guaranty Municipal Corp.
	AMBAC - American Municipal Bond Assurance Corp.
	AMT - Alternative Minimum Tax
	BAMI - Build America Mutual Insurance
	COP - Certificates of Participation
	FGIC - Financial Guaranty Insurance Co.
	NPFG - National Public Finance Guarantee
	NR - Not Rated
	PSF - Permanent School Fund
	VRDO - Variable Rate Demand Obligation

19 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

*
Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**	Variable rate demand obligations (“VRDOs”) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

***
Illiquid security: Considered Illiquid because of restrictons as to sale. This security represents 0.2% of net assets.

Note: 144A – Private placement subject to SEC Rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

†	Calculated using the highest rating of the three NRSROs.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

20 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2014 (unaudited)

ASSETS
Investments at value (cost $328,621,456)	$343,817,948
Cash	12,936,156
Interest receivable	5,054,956
Receivable for Fund shares sold	636,897
Other assets	29,358
Total assets	362,475,315
LIABILITIES
Dividends payable	335,225
Deferred income	218,039
Payable for Fund shares redeemed	185,009
Management fee payable	125,975
Distribution and service fees payable	13,018
Accrued expenses payable	83,931
Total liabilities	961,197
NET ASSETS	$361,514,118
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares,
par value $0.01per share	$348,706
Additional paid-in capital	345,383,495
Net unrealized appreciation on investments (note 4)	15,196,492
Accumulated net realized gain on investments	403,001
Undistributed net investment income	182,424
	$361,514,118
CLASS A
Net Assets	$201,271,194
Capital shares outstanding	19,425,654
Net asset value and redemption price per share	$10.36
Maximum offering price per share (100/96 of $10.36)	$10.79
CLASS C
Net Assets	$78,599,193
Capital shares outstanding	7,589,142
Net asset value and offering price per share	$10.36
Redemption price per share (*a charge of 1% is imposed
on the redemption proceeds, or on the original price,
whichever is lower, if redeemed during the first 12
months after purchase)	$10.36	*
CLASS Y
Net Assets	$81,643,731
Capital shares outstanding	7,855,817
Net asset value, offering and redemption price per share	$10.39

See accompanying notes to financial statements.

21 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2014 (unaudited)

Investment Income:

Interest income		$7,355,506
Other income		8,603
		7,364,109

Expenses:

Management fee (note 3)	$900,190
Distribution and service fees (note 3)	603,135
Transfer and shareholder servicing agent fees .	124,647
Trustees’ fees and expenses (note 7)	70,205
Legal fees	63,650
Shareholders’ reports	26,594
Registration fees and dues	19,324
Custodian fees (note 6)	14,270
Fund accounting fees	13,164
Auditing and tax fees	11,090
Insurance	10,320
Chief compliance officer services (note 3)	1,801
Miscellaneous	24,960
Total expenses	1,883,350

Management fee waived (note 3)	(145,978)
Net expenses		1,737,372
Net investment income		5,626,737

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	123,897
Change in unrealized appreciation on
investments	8,910,042

Net realized and unrealized gain (loss) on
investments		9,033,939
Net change in net assets resulting from operations		$14,660,676

See accompanying notes to financial statements.

22 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2014	Year Ended
	(unaudited)	March 31, 2014
OPERATIONS:
Net investment income	$5,626,737	$12,427,047
Net realized gain (loss) from
securities transactions	123,897	258,971
Change in unrealized appreciation
(depreciation) on investments	8,910,042	(11,908,990)
Change in net assets from
operations	14,660,676	777,028

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(3,300,949)	(7,436,016)
Net realized gain on investments	—	(539,381)

Class C Shares:
Net investment income	(979,629)	(2,286,305)
Net realized gain on investments	—	(215,339)

Class Y Shares:
Net investment income	(1,327,012)	(2,660,091)
Net realized gain on investments	—	(179,243)
Change in net assets from
distributions	(5,607,590)	(13,316,375)
CAPITAL SHARE TRANSACTIONS (note 8):
Proceeds from shares sold	31,091,920	53,840,892
Reinvested dividends and
distributions	4,090,009	10,055,976
Cost of shares redeemed	(38,618,821)	(146,535,445)
Change in net assets from
capital share transactions	(3,436,892)	(82,638,577)

Change in net assets	5,616,194	(95,177,924)

NET ASSETS:
Beginning of period	355,897,924	451,075,848

End of period*	$361,514,118	$355,897,924

*Includes undistributed net investment income,
respectively, of:	$182,424	$163,277

See accompanying notes to financial statements.

23 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2014 (unaudited)

1. Organization

     Aquila Tax-Free Fund For Utah (the “Fund”), a series of Aquila Municipal Trust (from inception until the close of business on October 11, 2013, the Fund operated under the name Tax-Free Fund for Utah), a non-diversified, open-end investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are generally valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b)
Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

24 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2014:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable
Inputs — Municipal Bonds*	343,817,948
Level 3 – Significant Unobservable Inputs	—
Total	$343,817,948

*See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount. In connection with certain bonds, fee income is recognized by the Fund on a daily basis over the life of the bonds.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2011-2013) or expected to be taken in the Fund’s 2014 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

25 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2014, the Fund decreased undistributed net investment income by $62,124, increased additional paid-in capital by $39,773 and increased net realized gain on investments by $22,351. These reclassifications had no effect on net assets or net asset value per share.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s services include providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund’s net assets.

     The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses so that total Fund expenses will not exceed 0.83% for Class A Shares, 1.63% for Class C Shares, 0.97% for Class I Shares (none of which are currently outstanding) and 0.63% for Class Y Shares for the period ended September 30, 2014 and 0.84% for a Class A Shares, 1.64% for Class C Shares, 0.99% for Class I Shares and 0.64% for Class Y Shares for the period October 1, 2014 through September 30, 2015. The Manager may not terminate the arrangement without the approval of the Board of Trustees. For the six months ended September 30, 2014, the Fund incurred management fees of $900,190 of which $145,978 was waived.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

26 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.20% of the Fund’s average net assets represented by Class A Shares. For the six months ended September 30, 2014, distribution fees on Class A Shares amounted to $203,186, of which the Distributor retained $6,644.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares. For the six months ended September 30, 2014, these payments amounted to $299,962. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2014, amounted to $99,987. The total of these payments with respect to Class C Shares amounted to $399,949, of which the Distributor retained $95,056.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares.Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Utah, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended September 30, 2014, total commissions on sales of Class A Shares amounted to $141,110, of which the Distributor received $11,566.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2014, purchases of securities and proceeds from the sales of securities aggregated $25,048,414 and $37,348,105, respectively.

     At September 30, 2014, the aggregate tax cost for all securities was $328,442,112. At September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $15,788,492 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $412,656, for a net unrealized appreciation of $15,375,836.

27 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

5. Portfolio Orientation

     At least 50% of the Fund’s assets will always consist of obligations of Utah-based issuers. At September 30, 2014, the Fund had 58% of its net assets invested in municipal obligations of issuers within Utah. The Fund is also permitted to invest in tax-free municipal obligations of non-Utah-based issuers that are exempt from regular Federal income taxes and, pursuant to an administrative determination of the Utah State Tax Commission issued under statutory authority, the interest on which is currently exempt from Utah individual income taxes. Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers’ ability to meet their obligations.

6. Expenses

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. Trustees’ Fees and Expenses

     At September 30, 2014 there were 12 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2014 was $55,187. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended September 30, 2014, such meeting-related expenses amounted to $15,018.

28 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

8. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	September 30, 2014		Year Ended
	(unaudited)		March 31, 2014
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	945,111	$9,703,482	2,383,945	$24,046,155
Reinvested distributions	246,883	2,540,525	612,713	6,136,323
Cost of shares redeemed	(1,916,652)	(19,686,697)	(7,646,693)	(76,751,690)
Net change	(724,658)	(7,442,690)	(4,650,035)	(46,569,212)
Class C Shares:
Proceeds from shares sold	586,637	6,032,516	1,317,588	13,347,387
Reinvested distributions	73,424	755,088	192,925	1,931,462
Cost of shares redeemed	(1,132,318)	(11,626,192)	(3,651,794)	(36,644,823)
Net change	(472,257)	(4,838,588)	(2,141,281)	(21,365,974)
Class Y Shares:
Proceeds from shares sold	1,489,788	15,355,922	1,628,016	16,447,350
Reinvested distributions	76,959	794,396	197,532	1,988,191
Cost of shares redeemed	(708,426)	(7,305,932)	(3,287,216)	(33,138,932)
Net change	858,321	8,844,386	(1,461,668)	(14,703,391)
Total transactions in Fund
shares	(338,594)	$(3,436,892)	(8,252,984)	$(82,638,577)

29 | Aquila Tax-Free Fund For Utah

     AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

9. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act.

     The tax character of distributions was as follows:

	Year	Nine Months	Year
	Ended	Ended	Ended
	March 31, 2014	March 31, 2013	June 30, 2012
Net tax-exempt income	$12,391,442	$10,496,289	$14,072,731
Ordinary Income	419,559	–	225
Capital Gains	505,374	–	–
	$13,316,375	$10,496,289	$14,072,956

     As of March 31, 2014, the components of distributable earnings on a tax basis were:

Undistributed tax-exempt income	$164,034
Accumulated net realized gain	279,104
Unrealized appreciation	6,449,727
Other temporary differences	(164,034)
$6,728,831

     The difference between book basis and tax basis unrealized appreciation and undistributed income is due to the timing difference in recognizing dividends paid and market discount.

30 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended		Year		Nine Months
	9/30/14		Ended		Ended		Year Ended June 30,
	(unaudited)		3/31/14		3/31/13†		2012	2011	2010	2009
Net asset value, beginning of period	$10.10		$10.37		$10.27		$9.74	$9.80	$9.35	$9.73
Income (loss) from investment operations:
Net investment income(1)	0.17		0.33		0.26		0.38	0.42	0.43	0.44
Net gain (loss) on securities (both
realized and unrealized)	0.26		(0.24)		0.10		0.53	(0.05)	0.47	(0.37)
Total from investment operations	0.43		0.09		0.36		0.91	0.37	0.90	0.07
Less distributions (note 10):
Dividends from net investment income	(0.17)		(0.33)		(0.26)		(0.38)	(0.43)	(0.45)	(0.45)
Distributions from capital gains	–		(0.03)		–		–	–	–	–
Total distributions	(0.17)		(0.36)		(0.26)		(0.38)	(0.43)	(0.45)	(0.45)
Net asset value, end of period	$10.36		$10.10		$10.37		$10.27	$9.74	$9.80	$9.35
Total return(not reflecting sales charge)	4.25	%(2)	0.96%		3.48	%(2)	9.49%	3.87%	9.74%	0.91%
Ratios/supplemental data
Net assets, end of period (in millions)	$201		$204		$257		$255	$212	$232	$166
Ratio of expenses to average net assets	0.83	%(3)	0.83%		0.83	%(3)	0.83%	0.83%	0.80%	0.75%
Ratio of net investment income to
average net assets	3.26	%(3)	3.33%		3.28	%(3)	3.79%	4.31%	4.43%	4.80%
Portfolio turnover rate	7	%(2)	12%		20	%(2)	17%	25%	9%	25%
The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):
Ratio of expenses to average net assets	0.91	%(3)	0.91	%(4)	0.88	%(3)	0.88%	0.87%	0.87%	0.87%
Ratio of net investment income to
average net assets	3.18	%(3)	3.26	%(4)	3.23	%(3)	3.74%	4.28%	4.37%	4.68%
The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 3):
Ratio of expenses to average net assets	0.83	%(3)	0.83%		0.83	%(3)	0.83%	0.83%	0.80%	0.74%
___________________
(1)	Per share amounts have been calculated using the daily average shares method.

(2)	Not annualized.

(3)	Annualized.

(4)
Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.86% and 3.31%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

31 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended		Year		Nine Months
	9/30/14		Ended		Ended		Year Ended June 30,
	(unaudited)		3/31/14		3/31/13†		2012	2011	2010	2009
Net asset value, beginning of period	$10.10		$10.37		$10.27		$9.74	$9.79	$9.34	$9.72
Income (loss) from investment operations:
Net investment income(1)	0.13		0.25		0.19		0.30	0.34	0.35	0.37
Net gain (loss) on securities (both
realized and unrealized)	0.26		(0.24)		0.11		0.53	(0.04)	0.47	(0.37)
Total from investment operations	0.39		0.01		0.30		0.83	0.30	0.82	–
Less distributions (note 10):
Dividends from net investment income	(0.13)		(0.25)		(0.20)		(0.30)	(0.35)	(0.37)	(0.38)
Distributions from capital gains	–		(0.03)		–		–	–	–	–
Total distributions	(0.13)		(0.28)		(0.20)		(0.30)	(0.35)	(0.37)	(0.38)
Net asset value, end of period	$10.36		$10.10		$10.37		$10.27	$9.74	$9.79	$9.34
Total return(not reflecting CDSC)	3.84	%(2)	0.15%		2.86	%(2)	8.62%	3.15%	8.87%	0.10%
Ratios/supplemental data
Net assets, end of period (in millions)	$79		$81		$106		$96	$83	$89	$50
Ratio of expenses to average net assets	1.63	%(3)	1.63%		1.63	%(3)	1.63%	1.63%	1.60%	1.55%
Ratio of net investment income to
average net assets	2.46	%(3)	2.53%		2.47	%(3)	2.98%	3.51%	3.60%	3.99%
Portfolio turnover rate	7	%(2)	12%		20	%(2)	17%	25%	9%	25%
The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):
Ratio of expenses to average net assets	1.71	%(3)	1.70	%(4)	1.67	%(3)	1.68%	1.67%	1.66%	1.67%
Ratio of net investment income to
average net assets	2.38	%(3)	2.46	%(4)	2.42	%(3)	2.93%	3.48%	3.54%	3.88%
The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 3):
Ratio of expenses to average net assets	1.63	%(3)	1.63%		1.63	%(3)	1.63%	1.63%	1.60%	1.54%

(1)	Per share amounts have been calculated using the daily average shares method.

(2)	Not annualized.

(3)	Annualized.

(4)
Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.66% and 2.50%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

32 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period
	Class Y
	Six Months
	Ended		Year		Nine Months
	9/30/14		Ended		Ended		Year Ended June 30,
	(unaudited)		3/31/14		3/31/13		2012	2011	2010	2009
Net asset value, beginning of period	$10.13		$10.41		$10.30		$9.77	$9.83	$9.38	$9.76
Income (loss) from investment operations:
Net investment income(1)	0.18		0.36		0.27		0.40	0.44	0.45	0.46
Net gain (loss) on securities (both
realized and unrealized)	0.26		(0.26)		0.11		0.53	(0.05)	0.47	(0.37)
Total from investment operations	0.44		0.10		0.38		0.93	0.39	0.92	0.09
Less distributions (note 10):
Dividends from net investment income	(0.18)		(0.35)		(0.27)		(0.40)	(0.45)	(0.47)	(0.47)
Distributions from capital gains	–		(0.03)		–		–	–	–	–
Total distributions	(0.18)		(0.38)		(0.27)		(0.40)	(0.45)	(0.47)	(0.47)
Net asset value, end of period	$10.39		$10.13		$10.41		$10.30	$9.77	$9.83	$9.38
Total return	4.35	%(2)	1.07%		3.83	%(2)	9.69%	4.08%	9.94%	1.13%
Ratios/supplemental data
Net assets, end of period (in millions)	$82		$71		$88		$76	$56	$59	$44
Ratio of expenses to average net assets	0.63	%(3)	0.63%		0.63	%(3)	0.63%	0.63%	0.60%	0.55%
Ratio of net investment income to
average net assets	3.46	%(3)	3.53%		3.47	%(3)	3.98%	4.51%	4.64%	5.00%
Portfolio turnover rate	7	%(2)	12%		20	%(2)	17%	25%	9%	25%
The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):
Ratio of expenses to average net assets	0.71	%(3)	0.70	%(4)	0.68	%(3)	0.68%	0.67%	0.67%	0.67%
Ratio of net investment income to
average net assets	3.38	%(3)	3.46	%(4)	3.43	%(3)	3.93%	4.47%	4.57%	4.88%
The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 3):
Ratio of expenses to average net assets	0.63	%(3)	0.63%		0.63	%(3)	0.63%	0.63%	0.60%	0.54%

(1)	Per share amounts have been calculated using the daily average shares method.

(2)	Not annualized.

(3)	Annualized.

(4)
Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.66% and 3.50%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

33 | Aquila Tax-Free Fund For Utah

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement for the Fund.

     In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2014. The independent Trustees met telephonically in August, 2014 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

     At a meeting held in September, 2014, based on their evaluation of the information provided by the Manager and the independent consultant, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2015. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager.

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement.

     The Trustees reviewed the Manager’s investment approach for the Fund and its research process. The Trustees considered that the Manager had provided all advisory and administrative services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Utah state and regular Federal income taxes as is consistent with preservation of capital. The Trustees considered the personnel of the Manager who provide investment management services to the Fund. The Manager has employed Mr. James Thompson and Mr. Todd Curtis as co-portfolio managers for the Fund and has established facilities and capabilities for credit analysis of the Fund’s portfolio securities. The Trustees noted the extensive experience of the co-portfolio managers. They considered that Mr. Thompson is based in Salt Lake City, Utah and that he has a comprehensive understanding regarding the economy of the State of Utah and the securities in which the Fund invests, including non-rated securities and those securities with less than the highest ratings from the rating agencies.

34 | Aquila Tax-Free Fund For Utah

     The Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Fund were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Fund.

     The Trustees reviewed the Fund’s performance and compared its performance to the performance of:

•
the funds in the Fund’s peer group (the “Peer Group”), as selected by the independent consultant (five municipal single-state intermediate and municipal single-state long funds, as classified by Morningstar, that are similar to the Fund in size and that charge a front-end sales charge);

•
the funds in the Fund’s product category for performance (the “Product Category for Performance”) (all funds in the Peer Group and, without duplication, all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Fund’s benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was higher than the average annual total return of the funds in the Peer Group and the funds in the Product Category for Performance, in each case for the one, three, five and ten year periods ended June 30, 2014. They also considered that the Fund’s average annual total return was higher than the average annual total return of the benchmark index for each of those periods. The Trustees noted that the Fund was the only Utah state-specific tax-free municipal bond fund in the State. The Trustees noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees or expenses.

     The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

Advisory Fees and Fund Expenses.

     The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for: • the funds in the Peer Group (as defined above); and • the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single State Long Municipal Bond Funds from states within which 1-3 mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Fund’s contractual advisory fee was lower than the average contractual advisory fees of the funds in the Peer Group (at the Fund’s current asset level). They also considered that the Fund’s contractual advisory fee was lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses at the Fund’s current asset level and lower than or about equal to the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses at various higher asset levels. They also noted that the Fund’s expenses were less than the average actual expenses of the funds in the Product Category for Expenses, but higher than the average actual expenses of the funds in the Peer Group.

35 | Aquila Tax-Free Fund For Utah

     The Trustees reviewed management fees charged by the Manager to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager with respect to the Fund. In evaluating the fees associated with the other funds, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those funds.

     The Trustees considered that the Manager was currently waiving a portion of its fees and had been since the Fund’s inception. Additionally, it was noted that the Manager had contractually undertaken to waive fees and/or reimburse Fund expenses so that total Fund expenses would not exceed 0.83% for Class A Shares, 1.63% for Class C Shares, 0.97% for Class I Shares and 0.63% for Class Y Shares through September 30, 2014, and 0.84% for Class A Shares, 1.64% for Class C Shares, 0.99% for Class I Shares and 0.64% for Class Y Shares for the period October 1, 2014 through September 30, 2015. The Manager may not terminate these arrangements without the approval of the Trustees. The Manager had indicated that it intended to continue waiving fees as necessary in order that the Fund would remain competitive. The Trustees concluded that the advisory fee was reasonable in relation to the nature and quality of the services provided by the Manager to the Fund.

Profitability.

     The Trustees received materials from the Manager and the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors, Inc. of distribution services provided to the Fund. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to the advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows.

     The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Fund. The Trustees considered that the materials indicated that the Fund’s fees, after fee waivers, are comparable to those of its peers, including those funds with breakpoints in the advisory fee schedule. Additionally, the Trustees noted that the Manager continued to waive a portion of its fees. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

36 | Aquila Tax-Free Fund For Utah

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Fund.

     The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliate, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliate, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

37 | Aquila Tax-Free Fund For Utah

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2014 and held for the six months ended September 30, 2014.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2014

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	4.25%	$1,000.00	$1,042.50	$4.25
Class C	3.84%	$1,000.00	$1,038.40	$8.33
Class Y	4.35%	$1,000.00	$1,043.50	$3.23

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized; as such, it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.83%, 1.63% and 0.63% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

38 | Aquila Tax-Free Fund For Utah

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2014

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,020.91	$4.20
Class C	5.00%	$1,000.00	$1,016.90	$8.24
Class Y	5.00%	$1,000.00	$1,021.91	$3.19

(1)
Expenses are equal to the annualized expense ratio of 0.83%, 1.63% and 0.63% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

39 | Aquila Tax-Free Fund For Utah

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings and/ or sector holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2014, the Fund did not hold any portfolio securities for which the Fund was entitled to participate in proxy voting. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2014, $12,391,442 of dividends paid by Aquila Tax-Free Fund For Utah, constituting 93.1% of total dividends paid, were exempt-interest dividends; $505,374 of dividends paid by the Fund constituting 3.8% of total dividends paid were capital gains distributions; and the balance was ordinary income.

     Prior to February 15, 2015, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2014 calendar year.

40 | Aquila Tax-Free Fund For Utah

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Founders
     Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
120 West 45th Street, Suite 3600
New York, New York 10036

Board of Trustees
     John C. Lucking, Chair
Diana P. Herrmann, Vice Chair
Ernest Calderón
Thomas A. Christopher
Gary C. Cornia
David A. Duffy
Grady Gammage, Jr.
Lyle W. Hillyard
Glenn P. O’Flaherty
John J. Partridge
James R. Ramsey
Laureen L. White

Officers
     Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President
and Secretary
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Todd W. Curtis, Vice President
and Co-Portfolio
Manager James T. Thompson, Vice President
and Co-Portfolio
Manager M. Kayleen Willis, Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer
and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
120 West 45th Street, Suite 3600
New York, New York 10036

Transfer and Shareholder Servicing Agent
     BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
14201 N. Dallas Parkway
Dallas, Texas 75254

Further information is contained in the Prospectus,
which must precede or accompany this report.

Semi-Annual Report September 30, 2014

Aquila Tax-Free Fund of Colorado “Sooner Rather Than Later - The Miracle of Compound Interest” Serving Colorado investors since 1987

November, 2014

Dear Fellow Shareholder:

     Type the words “compound interest” into any internet search engine and you’re bound to find literally hundreds of examples of the concept. Most examples would likely be fairly standard and show the effect that compound interest has on the growth of savings when the interest rate is applied to both the initial sum invested as well as to reinvested income.

     However, we’d like to share with you another example. The following table vividly demonstrates the power of both compounding and beginning to invest sooner rather than later.

•	Example 1 assumes a hypothetical investment from age 19 through age 26.

•	Example 2 assumes a hypothetical investment from age 27 through age 39.

     Both examples assume a $2,000 yearly investment, with no withdrawals and with no allowance for income taxes. In each case, income compounds at a hypothetical annual interest rate of 5%. These assumptions are for the sake of the illustration and do not represent past or future performance of any investment. The advantage of beginning a saving plan sooner, rather than later, applies whether you earn 3%, 5% or some other amount.

     As you can see, a person who begins to invest $2,000 per year at age 19 and continues to invest over a period of eight years (through age 26) will have more money at age 39 (through the “miracle of compound interest”) than will someone who begins to invest at a later age (27) and continues to invest through age 39.

     We encourage you to share these examples with your family and friends. Beginning a saving plan early can pay off over time, particularly with the assistance of the miracle of compound interest.

     You can take advantage of the powers of compounding when you set up an automatic investment plan in Aquila Tax-Free Fund of Colorado and reinvest your dividends. To do so, please contact your investment professional or the Fund’s Shareholder Servicing Agent at 1-800-437-1000.

     Before investing in the Fund, carefully read about and consider the investment objectives, risks, charges, expenses, and other information found in the Fund prospectus. The prospectus is available from your financial advisor, and when you call 800-437-1020 or visit www.aquilafunds.com.

NOT A PART OF THE SEMI-ANNUAL REPORT

	EXAMPLE 1		EXAMPLE 2
	5% Annual Interest Rate		5% Annual Interest Rate
	Annual		Annual
Age	Investment	Year-End Value	Investment	Year-End Value
19	$2,000	$2,100	0	0
20	2,000	4,305	0	0
21	2,000	6,620	0	0
22	2,000	9,051	0	0
23	2,000	11,604	0	0
24	2,000	14,284	0	0
25	2,000	17,098	0	0
26	2,000	20,053	0	0
27	0	21,056	$2,000	$2,100
28	0	22,109	2,000	4,305
29	0	23,214	2,000	6,620
30	0	24,375	2,000	9,051
31	0	25,593	2,000	11,604
32	0	26,873	2,000	14,284
33	0	28,217	2,000	17,098
34	0	29,628	2,000	20,053
35	0	31,109	2,000	23,156
36	0	32,664	2,000	26,414
37	0	34,298	2,000	29,834
38	0	36,013	2,000	33,426
39	0	37,813	2,000	37,197

This chart is for illustration purposes only;
it does not represent past or future performance of any investment.

Sincerely,
Diana P. Herrmann, Vice Chair and President

Any information in this Semi-Annual Report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Fund’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low and are expected to rise at some point in time.

Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely a ected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Fund may be a ected significantly by adverse economic, political or other events a ecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

A portion of income may be subject to local, state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (24.9%)	and Fitch	Value
	Hospital (0.8%)
	Rangely, Colorado Hospital District
	Refunding
$2,000,000	5.500%, 11/01/22	Baa1/NR/NR	$2,254,140

	Metropolitan District (5.3%)
	Denver, Colorado Urban Renewal
	Authority, Tax Increment Revenue,
	Stapleton Senior Series A-1
2,600,000	5.000%, 12/01/25	NR/NR/A-	2,973,854
	Fraser Valley, Colorado Metropolitan
	Recreational District
1,875,000	5.000%, 12/01/25 (pre-refunded)	NR/A/NR	2,124,712
	Hyland Hills Metro Park & Recreation
	District, Colorado
875,000	4.375%, 12/15/26 ACA Insured	NR/NR/NR*	899,552
	Meridian Metropolitan District,
	Colorado Refunding
1,645,000	4.500%, 12/01/23 Series A	NR/A-/A	1,784,118
	North Metro Fire Rescue District,
	Colorado
1,200,000	4.625%, 12/01/20 AMBAC Insured	NR/AA/NR	1,299,480
	Park Creek Metropolitan District,
	Colorado Revenue Refunding &
	Improvement - Senior Property Tax
	Support
2,000,000	5.500%, 12/01/21 AGC Insured	NR/AA/BBB	2,218,160
	Poudre Tech Metropolitan District,
	Colorado Unlimited Property Tax
	Supported Revenue Refunding &
	Improvement, Series B
1,990,000	5.000%, 12/01/28 AGMC Insured	NR/AA/NR	2,225,337
	Stonegate Village Metropolitan District,
	Colorado Refunding & Improvement
500,000	5.000%, 12/01/23 NPFG Insured	A3/AA-/NR	534,745
900,000	5.000%, 12/01/24 NPFG Insured	A3/AA-/NR	961,551
	Total Metropolitan District		15,021,509

	School Districts (18.3%)
	Adams 12 Five Star Schools, Colorado
1,000,000	5.000%, 12/15/25	Aa2/AA-/NR	1,247,300

1 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	School Districts (continued)
	Adams County, Colorado School
	District #50
$1,000,000	4.000%, 12/01/23	Aa2/AA-/NR	$1,124,230
3,000,000	4.000%, 12/01/24	Aa2/AA-/NR	3,353,760
	Adams & Arapahoe Counties, Colorado
	Joint School District #28J
2,500,000	5.500%, 12/01/23 (pre-refunded)	Aa2/AA-/NR	2,959,600
	Adams & Weld Counties, Colorado
	School District #27J
1,030,000	5.000%, 12/01/22	Aa2/AA-/NR	1,236,670
2,000,000	5.000%, 12/01/24	Aa2/AA-/NR	2,381,620
1,000,000	5.375%, 12/01/26 NPFG Insured	Aa2/AA-/NR	1,102,370
	Arapahoe County, Colorado School
	District #001 Englewood
3,235,000	5.000%, 12/01/27	Aa2/NR/NR	3,755,253
	Boulder Larimer & Weld Counties,
	Colorado
1,260,000	5.000%, 12/15/26 AGMC Insured	Aa2/AA/NR	1,372,556
1,500,000	5.000%, 12/15/28	Aa2/AA-/NR	1,702,410
	Denver, Colorado City & County
	School District No. 1
3,000,000	4.000%, 12/01/26	Aa2/AA-/AA+	3,303,630
3,000,000	5.250%, 12/01/27	Aa2/AA-/AA+	3,456,330
	Eagle County School District, Colorado,
	Eagle, Garfield & Routt School
	District #50J
1,170,000	5.000%, 12/01/25	Aa2/AA-/NR	1,403,883
	El Paso County, Colorado School
	District #20
1,500,000	4.500%, 12/15/25 AGMC Insured	Aa2/NR/NR	1,636,605
	El Paso County, Colorado School
	District #20 Refunding
1,945,000	4.375%, 12/15/23	Aa2/NR/NR	2,181,142
	Gunnison Watershed, Colorado
	School District
1,025,000	5.250%, 12/01/26	Aa2/AA-/NR	1,154,724
	Jefferson County, Colorado School
	District #R-001
3,000,000	5.250%, 12/15/25 AGMC Insured
	(pre-refunded)	Aa2/AA/NR	3,315,570

2 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	School Districts (continued)
	La Plata County, Colorado School
	District #9-R Durango Refunding
$2,470,000	5.000%, 11/01/22	Aa2/NR/NR	$2,892,716
3,000,000	4.500%, 11/01/23	Aa2/NR/NR	3,393,180
	Larimer, Weld & Boulder Counties,
	Colorado School District No. R-2J,
	Thompson Refunding
1,500,000	4.250%, 12/15/24	Aa2/NR/NR	1,684,020
	Mesa County, Colorado Valley School
	District No. 051, Grand Junction
	Refunding
3,000,000	5.000%, 12/01/23	Aa2/NR/NR	3,665,550
	Summit County, Colorado School
	District No. RE 1 Refunding
2,000,000	4.000%, 12/01/24	Aa1/NR/NR	2,192,780
	Teller County, Colorado School
	District #2 Woodland Park
1,265,000	5.000%, 12/01/17 NPFG Insured
	(pre-refunded)	Aa2/AA-/NR	1,274,880
	Weld County, Colorado School
	District #2
170,000	5.000%, 12/01/15 AGMC Insured	Aa2/AA/NR	170,615
	Total School Districts		51,961,394

	Water & Sewer (0.5%)
	Central Colorado Water Conservancy
	District, Adams Morgan & Weld
	Counties
1,185,000	5.000%, 12/01/24	NR/A/NR	1,397,482
	Total General Obligation Bonds		70,634,525
	Revenue Bonds (73.2%)
	Airport (3.8%)
	Denver, Colorado City & County
	Airport Revenue System, Series A
4,340,000	5.000%, 11/15/24	A1/A+/A+	4,965,003
1,210,000	5.250%, 11/15/28	A1/A+/A+	1,411,223
3,000,000	5.250%, 11/15/29	A1/A+/A+	3,471,900

3 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Airport (continued)
	Walker Field, Colorado Public Airport
	Authority Airport Revenue
$1,000,000	5.000%, 12/01/22	Baa2/NR/NR	$1,066,080
	Total Airport		10,914,206

	Electric (4.0%)
	Colorado Springs, Colorado Utilities
	Revenue, Refunding Series A
2,000,000	4.750%, 11/15/27	Aa2/AA/AA	2,234,180
	Colorado Springs, Colorado Utilities
	Revenue, Refunding Series A-1
1,000,000	4.000%, 11/15/26	Aa2/AA/AA	1,076,920
1,000,000	4.000%, 11/15/27	Aa2/AA/AA	1,071,070
	Colorado Springs, Colorado Utilities
	Revenue Refunding Series B
1,285,000	5.250%, 11/15/23	Aa2/AA/AA	1,479,433
2,600,000	5.000%, 11/15/23	Aa2/AA/AA	3,140,514
	Colorado Springs, Colorado Utilities
	Revenue, Series C-2
1,060,000	5.000%, 11/15/23	Aa2/AA/AA	1,280,363
	Colorado Springs, Colorado Utilities
	Revenue Subordinated Lien
	Improvement Series B
1,160,000	5.000%, 11/15/23 (pre-refunded)	Aa2/AA/AA	1,166,554
	Total Electric		11,449,034

	Higher Education (18.1%)
	Adams State College, Colorado
	Auxiliary Facilities Improvement
	Series A
1,000,000	5.200%, 05/15/27	Aa2/AA-/NR	1,139,000
	Adams State College, Colorado
	Auxiliary Facilities Refunding, Series B
3,000,000	4.500%, 05/15/29	Aa2/AA-/NR	3,133,260
	Colorado Educational & Cultural
	Facility Authority, Student Housing -
	Campus Village Apartments Refunding
2,935,000	5.375%, 06/01/28	NR/A/NR	3,220,810
	Colorado Educational & Cultural Facility
	Authority, University Corp.
	Atmosphere Project, Refunding
1,700,000	5.000%, 09/01/22	A2/A+/NR	1,872,227
1,635,000	5.000%, 09/01/28	A2/A+/NR	1,762,170

4 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Higher Education (continued)
	Colorado Educational & Cultural
	Facility Authority, University of
	Denver Project
$845,000	4.000%, 03/01/24	A1/NR/NR	$925,148
	Colorado Educational & Cultural
	Facility Authority Refunding,
	University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/AA-/NR	1,227,990
	Colorado Educational & Cultural
	Facility Authority Refunding,
	University of Denver Project, Series B
3,085,000	5.000%, 03/01/22 NPFG/ FGIC
	Insured (pre-refunded)	A1/AA-/NR	3,289,474
	Colorado Educational & Cultural
	Facility Authority, University of
	Denver Project, Series B Refunding
3,620,000	5.250%, 03/01/23 NPFG Insured	A1/A+/AA	3,825,544
	Colorado School of Mines Enterprise
	Refunding & Improvement
1,455,000	5.000%, 12/01/24	Aa2/AA-/NR	1,623,474
	Colorado State Board of Governors
	University Enterprise System, Series A
2,300,000	5.000%, 03/01/25	Aa2/AA-/NR	2,714,000
930,000	5.000%, 03/01/28 AGMC Insured	Aa3/AA/NR	1,020,247
	Colorado State COP University of
	Colorado at Denver Health Sciences
	Center Fitzsimons Academic Projects
	Series B
3,135,000	5.250%, 11/01/25 NPFG (pre-refunded)	A3/AA-/NR	3,306,046
	Mesa State College, Colorado
	Auxiliary Facilities Enterprise
1,000,000	5.000%, 05/15/20 Syncora Guarantee,
	Inc. Insured (pre-refunded)	A2/NR/NR	1,029,750
2,000,000	5.700%, 05/15/26 (pre-refunded)	NR/AA-/NR	2,314,460
	University of Colorado Enterprise
	System
1,270,000	5.000%, 06/01/25 Series A	Aa2/NR/AA+	1,549,502
2,000,000	5.000%, 06/01/27	Aa2/NR/AA+	2,271,440
2,000,000	4.750%, 06/01/27 Series A	Aa2/NR/AA+	2,238,000

5 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Higher Education (continued)
	University of Colorado Enterprise
	System, Refunding, Series B
$1,680,000	4.000%, 06/01/23	Aa2/NR/AA+	$1,828,882
	University of Colorado Enterprise
	System, Refunding & Improvement
50,000	5.000%, 06/01/24 NPFG/ FGIC Insured	Aa2/NR/NR	51,409
	University of Northern Colorado
	Greeley Institutional Enterprise
	Refunding, SHEIP, Series A
1,000,000	5.000%, 06/01/25	Aa2/AA-/NR	1,208,590
2,810,000	5.000%, 06/01/26	Aa2/AA-/NR	3,207,025
2,940,000	5.000%, 06/01/28	Aa2/AA-/NR	3,286,861
	University of Northern Colorado
	Refunding
1,000,000	5.000%, 06/01/24 AGMC Insured
	(pre-refunded)	A1/AA/NR	1,031,830
	Western State College, Colorado
	Institutional Enterprise, SHEIP, Series A
1,160,000	5.000%, 05/15/24	Aa2/AA-/NR	1,274,028
	Western State College, Colorado, SHEIP
1,020,000	5.000%, 05/15/27	Aa2/AA-/NR	1,095,011
	Total Higher Education		51,446,178

	Hospital (11.0%)
	Colorado Health Facility Authority
	Hospital Revenue, Adventist
	Health/Sunbelt, Refunding
2,500,000	5.125%, 11/15/29	Aa2/AA-/AA	2,676,700
	Colorado Health Facility Authority
	Hospital Revenue, Catholic Health
1,000,000	4.750%, 09/01/25 AGMC Insured	A1/AA/A+	1,097,020
	Colorado Health Facility Authority
	Hospital Revenue, Evangelical
	Lutheran Project Refunding
1,575,000	5.250%, 06/01/19	A3/A-/NR	1,673,123
1,000,000	5.250%, 06/01/21	A3/A-/NR	1,060,590
2,000,000	5.250%, 06/01/24	A3/A-/NR	2,121,860
	Colorado Health Facility Authority
	Hospital Revenue, NCMC, Inc. Project
2,000,000	5.250%, 05/15/26 Series A AGMC
	Insured	NR/AA/A+	2,228,180

6 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Hospital (continued)
	Colorado Health Facility Authority
	Hospital Revenue, Poudre Valley
	Health Care Series F Refunding
$4,760,000	5.000%, 03/01/25	A1/A+/AA-	$4,834,113
	Colorado Health Facility Authority
	Hospital Revenue Refunding,
	Catholic Health, Series A
2,000,000	5.250%, 07/01/24	A1/A+/A+	2,252,180
	Colorado Health Facility Authority
	Hospital Revenue, Valley View
	Hospital Association, Refunding
1,500,000	5.500%, 05/15/28	NR/A-/NR	1,646,460
	Colorado Health Facility Authority,
	Catholic Health Initiatives, Series D
2,000,000	5.000%, 10/01/16	A1/A+/A+	2,170,040
1,000,000	6.000%, 10/01/23	A1/A+/A+	1,167,070
	Colorado Health Facility Authority,
	Sisters Leavenworth, Refunding
3,000,000	5.250%, 01/01/25	Aa3/AA-/AA-	3,483,060
	Denver, Colorado Health & Hospital
	Authority Healthcare, Series A
	Refunding
2,000,000	5.000%, 12/01/18	NR/BBB/BBB+	2,193,200
1,500,000	5.000%, 12/01/19	NR/BBB/BBB+	1,641,150
	Park Hospital District Larimer County,
	Colorado Limited Tax
1,010,000	4.500%, 01/01/21 AGC Insured	A3/AA/NR	1,037,704
	Total Hospital		31,282,450

	Housing (1.3%)
	Colorado Housing & Finance Authority,
	Single Family Mortgage Class II
585,000	5.500%, 11/01/29	Aaa/AAA/NR	610,758
	Colorado Housing Finance Authority,
	Single Family Mortgage Class III
	Series A-5
2,490,000	5.000%, 11/01/34	A2/A/NR	2,515,174
	Colorado Housing and Finance
	Authority, Multi-Family Project C1-II
	Series A-2
435,000	5.400%, 10/01/29	Aa2/AA/NR	463,136
	Total Housing		3,589,068

7 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Lease (16.0%)
	Adams 12 Five Star Schools,
	Colorado COP
$1,770,000	4.625%, 12/01/24	Aa3/A+/NR	$1,938,256
500,000	5.000%, 12/01/25	Aa3/A+/NR	560,230
	Adams County, Colorado Corrections
	Facility COP, Series B
1,600,000	5.000%, 12/01/26	Aa2/AA/NR	1,760,416
1,200,000	5.125%, 12/01/27	Aa2/AA/NR	1,321,716
	Aurora, Colorado COP, Refunding
	Series A
1,500,000	5.000%, 12/01/26	Aa2/AA-/NR	1,700,670
	Brighton, Colorado COP Refunding
	Series A
1,865,000	5.000%, 12/01/24 AGMC Insured	A1/AA/NR	2,031,694
	Broomfield, Colorado COP
2,000,000	4.500%, 12/01/28	Aa3/NR/NR	2,144,260
	Colorado Educational & Cultural
	Facilities Authority, Ave Maria School
	Project Refunding
1,000,000	4.850%, 12/01/25 Radian Insured	NR/NR/NR*	1,012,500
	Colorado Educational & Cultural
	Facilities Authority, Charter School -
	James, Refunding & Improvement
3,000,000	5.000%, 08/01/27 AGC Insured	NR/AA/NR	3,115,980
	Colorado State BEST COP Series G
3,000,000	4.250%, 03/15/23	Aa2/AA-/NR	3,286,560
	Colorado State BEST COP Series H
3,490,000	4.000%, 03/15/26	Aa2/AA-/NR	3,733,427
	Colorado State Higher Education
	Capital Construction Lease
3,000,000	5.250%, 11/01/23	Aa2/AA-/NR	3,398,820
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	2,013,280
	Denver, Colorado City and County
	COP (Botanical Gardens)
2,015,000	5.250%, 12/01/22	Aa2/AA+/AA+	2,329,259
	Douglas County, Colorado School
	District No. RE-1 Douglas & Elbert
	Counties COP
3,075,000	5.000%, 01/15/29	Aa2/NR/NR	3,353,933

8 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Lease (continued)
	El Paso County, Colorado COP (Judicial
	Complex Project) Series A
$1,820,000	4.500%, 12/01/26 AMBAC Insured	NR/AA-/NR	$1,960,395
	Garfield County, Colorado COP Public
	Library District
1,000,000	5.375%, 12/01/27	NR/A/NR	1,081,400
	Gypsum, Colorado COP
1,050,000	5.000%, 12/01/28	NR/A+/NR	1,094,142
	Pueblo, Colorado COP (Police
	Complex Project)
2,170,000	5.500%, 08/15/22 AGC Insured	Aa3/AA/NR	2,465,077
	Rangeview Library District Project,
	Colorado COP
2,210,000	5.000%, 12/15/26 AGC Insured	Aa3/AA/NR	2,462,515
1,000,000	5.000%, 12/15/28 AGC Insured	Aa3/AA/NR	1,102,410
	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	A2/AA/NR	1,631,448
	Total Lease		45,498,388

	Sales Tax (7.5%)
	Boulder, Colorado General Fund
	Capital Improvement Projects
2,235,000	4.000%, 10/01/25	Aa1/AA+/NR	2,500,630
	Boulder County, Colorado Open Space
	Capital Improvement Series A
1,500,000	5.000%, 01/01/24 AGMC Insured
	(pre-refunded)	A2/AA/NR	1,517,700
	Castle Rock, Colorado Sales & Use Tax
1,015,000	4.000%, 06/01/25	Aa3/AA-/NR	1,099,945
	Commerce City, Colorado Sales &
	Use Tax
1,000,000	5.000%, 08/01/21 AMBAC Insured	NR/A+/NR	1,071,500
	Denver, Colorado City & County Excise
	Tax Refunding Series A
4,000,000	5.250%, 09/01/19 AGMC Insured	A1/AA/AA-	4,656,040
	Grand Junction, Colorado General Fund
1,900,000	5.000%, 03/01/23	NR/AA/NR	2,203,658
	Greeley, Colorado Sales & Use Tax
	Refunding
2,170,000	4.000%, 10/01/22	Aa3/AA/NR	2,441,706

9 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Sales Tax (continued)
	Gypsum County, Colorado Sales Tax
	& General Fund
$1,690,000	5.250%, 06/01/30 AGC Insured	NR/AA/NR $	1,719,102
	Park Meadows Business Implementation
	District, Colorado Shared Sales Tax
1,500,000	5.300%, 12/01/27	NR/NR/NR*	1,586,055
	Pueblo, Colorado Urban Renewal
	Authority, Refunding & Improvement,
	Series B
1,250,000	5.250%, 12/01/28	A2/A/NR	1,384,938
	Westminster, Colorado Economic
	Development Authority, Mandalay
	Gardens Urban Renewal Project
1,090,000	4.000%, 12/01/22	NR/A/NR	1,139,399
	Total Sales Tax		21,320,673

	Transportation (1.3%)
	Regional Transportation District,
	Colorado COP, Series A
3,500,000	5.000%, 06/01/25 AMBAC Insured
	(pre-refunded)	Aa3/A/A	3,611,405

	Water & Sewer (9.1%)
	Aurora, Colorado Water Improvement
	First Lien, Series A
1,250,000	5.000%, 08/01/25 AMBAC Insured	Aa2/NR/AA+	1,377,250
	Broomfield, Colorado Sewer and
	Waste Water
1,975,000	4.000%, 12/01/21 AGMC Insured	A2/NR/NR	2,203,764
1,550,000	5.000%, 12/01/24 AGMC Insured	A2/AA/NR	1,800,868
	Broomfield, Colorado Water Activity
	Enterprise
3,385,000	5.000%, 12/01/21	A1/NR/NR	4,051,811
	Colorado Water Resource & Power
	Development Authority
2,675,000	5.000%, 09/01/16 NPFG Insured	A3/AA-/NR	2,681,313
1,855,000	5.000%, 09/01/17 NPFG Insured	A3/AA-/NR	1,859,025
	Denver, Colorado City and County
	Board Water Commissioners Master
	Resolution, Refunding, Series B
1,000,000	4.000%, 12/15/22	Aaa/AAA/AAA	1,104,490

10 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Water & Sewer (continued)
	Erie, Colorado Water Enterprise
	Revenue, Series A
$1,000,000	5.000%, 12/01/25 AGMC Insured	A1/NR/NR	$1,078,030
	Greeley, Colorado Water Revenue
1,920,000	4.200%, 08/01/24 NPFG Insured	NR/AA/NR	1,991,174
	North Weld County, Colorado Water
	District Enterprise Revenue Refunding
1,465,000	4.000%, 11/01/22 AGMC Insured	NR/AA/NR	1,648,770
	Parker, Colorado Water & Sanitation
	District Water & Sewer Enterprise
	Refunding
1,000,000	5.000%, 11/01/22 AGMC Insured	A2/AA/NR	1,187,530
	Thorton, Colorado Water Enterprise
	Revenue, Series 2013
1,970,000	4.000%, 12/01/24	Aa2/AA/NR	2,188,394
	Woodmoor, Colorado Water &
	Sanitation District #1 Enterprise
2,570,000	4.500%, 12/01/26	NR/AA-/NR	2,823,633
	Total Water & Sewer		25,996,052

	Miscellaneous Revenue (1.1%)
	Colorado Educational & Cultural Facility
	Authority, Independent School
	Revenue Refunding, Kent Denver
	School Project
1,000,000	5.000%, 10/01/30	NR/A/NR	1,051,800
	Colorado Educational & Cultural
	Facility Authority, Independent
	School Revenue Refunding, Vail
	Mountain School Project
1,820,000	6.000%, 05/01/30	NR/BBB-/NR	1,988,896
	Total Miscellaneous Revenue		3,040,696
	Total Revenue Bonds		208,148,150
	Total Investments (cost $263,458,483
	– note 4)	98.1%	278,782,675
	Other assets less liabilities	1.9	5,286,497
	Net Assets	100.0%	$284,069,172

11 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

Percent of
Portfolio Distribution by Quality Rating	Investments†
Aaa of Moody’s or AAA of S&P or Fitch	0.6%
Pre-Refunded bonds††/Escrowed to Maturity bonds	9.7
Aa of Moody’s or AA of S&P or Fitch	66.3
A of Moody’s or S&P or Fitch	18.8
Baa of Moody’s or BBB of S&P	3.3
Not Rated*	1.3
100.0%

PORTFOLIO ABBREVIATIONS:

ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BEST - Building Excellent Schools Today
COP - Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
NCMC - Northern Colorado Medical Center
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program

*
Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

†	Where applicable, calculated using the highest rating of the three NRSROs.

††	Pre-refunded bonds are bonds for which U.S. Govenment Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

12 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2014 (unaudited)

ASSETS
Investments at value (cost $263,458,483)	$278,782,675
Cash	2,055,892
Interest receivable	3,690,980
Receivable for Fund shares sold	32,868
Other assets	23,583
Total assets	284,585,998
LIABILITIES
Dividends payable	225,468
Management fee payable	112,178
Payable for Fund shares redeemed	85,884
Distribution and service fees payable	4,052
Accrued expenses payable	89,244
Total liabilities	516,826
NET ASSETS	$284,069,172
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares,
par value $0.01 per share	$266,608
Additional paid-in capital	270,324,285
Net unrealized appreciation on investments (note 4)	15,324,192
Accumulated net realized loss on investments	(1,919,693)
Undistributed net investment income	73,780
	$284,069,172
CLASS A
Net Assets	$204,007,281
Capital shares outstanding	19,151,372
Net asset value and redemption price per share	$10.65
Maximum offering price per share (100/96 of $10.65)	$11.09
CLASS C
Net Assets	$26,792,279
Capital shares outstanding	2,520,076
Net asset value and offering price per share	$10.63
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds, or on the original price, whichever is
lower, if redeemed during the first 12 months after purchase)	$10.63	*
CLASS Y
Net Assets	$53,269,612
Capital shares outstanding	4,989,392
Net asset value, offering and redemption price per share	$10.68

See accompanying notes to financial statements.

13 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2014 (unaudited)

Investment Income:

Interest income		$5,425,075

Expenses:

Management fees (note 3)	$713,299
Distribution and service fees (note 3)	191,235
Transfer and shareholder servicing agent fees	88,648
Legal fees	76,260
Trustees’ fees and expenses (note 8)	61,728
Shareholders’ reports	22,196
Registration fees and dues	16,530
Auditing and tax fees	10,463
Custodian fees (note 6)	10,380
Insurance	7,929
Chief compliance officer services (note 3)	2,771
Miscellaneous	21,026
Total expenses	1,222,465

Management fees waived (note 3)	(28,529)
Net expenses		1,193,936
Net investment income		4,231,139

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from securities
transactions	(139,607)
Change in unrealized appreciation on
investments	5,702,682
Net realized and unrealized gain (loss) on
investments		5,563,075
Net change in net assets resulting from
operations		$9,794,214

See accompanying notes to financial statements.

14 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2014	Year Ended
	(unaudited)	March 31, 2014
OPERATIONS:
Net investment income	$4,231,139	$8,927,518
Net realized gain (loss) from
securities transactions	(139,607)	(1,667,569)
Change in unrealized
appreciation on investments	5,702,682	(9,568,329)
Change in net assets from
operations	9,794,214	(2,308,380)

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(3,179,108)	(6,672,870)

Class C Shares:
Net investment income	(291,427)	(681,024)

Class Y Shares:
Net investment income	(753,431)	(1,563,325)
Change in net assets from
distributions	(4,223,966)	(8,917,219)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	16,176,244	31,045,738
Reinvested dividends and
distributions	2,973,174	5,996,454
Cost of shares redeemed	(22,963,529)	(70,455,959)
Change in net assets from
capital share transactions	(3,814,111)	(33,413,767)
Change in net assets	1,756,137	(44,639,366)

NET ASSETS:
Beginning of period	282,313,035	326,952,401
End of period*	$284,069,172	$282,313,035
*Includes undistributed net investment income of:	$73,780	$66,607

See accompanying notes to financial statements.

15 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2014 (unaudited)

1. Organization

     Aquila Tax-Free Fund of Colorado (the “Fund”), a series of Aquila Municipal Trust (from inception until the close of business on October 11, 2013, the Fund operated under the name Tax-Free Fund of Colorado), a non-diversified, open-end investment company, was organized in February, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are generally valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

16 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

b)
Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2014:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable
Inputs — Municipal Bonds*	278,782,675
Level 3 – Significant Unobservable Inputs	—
Total	$278,782,675
* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

17 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2014 (unaudited)

Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2011-2013) or expected to be taken in the Fund’s 2014 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2014, the Fund decreased undistributed net investment income by $6,732, decreased realized losses by $11,272 and decreased additional paid-in capital by $4,540 due primarily to differing book/tax treatment of distributions and bond amortization. These reclassifications had no effect on net assets or net asset value per share.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund’s accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% of net assets of the Fund. The Manager has contractually agreed to waive fees through September 30, 2015 to the extent necessary in order to pass savings through to the shareholders with respect to the Sub-Advisory Agreement such that its fees are as follows: the annual rate shall be equivalent to 0.48% of net assets of the Fund up to $400 million; 0.46% of the Fund’s net assets above that amount to $1 billion and 0.44% of the Fund’s net assets above $1 billion. For the six months ended September 30, 2014, the Fund incurred management fees of $713,299 of which $28,529 was waived under the contractual fee waiver.

18 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

     Kirkpatrick Pettis Capital Management (the “Sub-Adviser”) serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund’s portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20%. The Sub-Adviser has contractually agreed to waive its fee through September 30, 2015 such that its annual rate of fees is at 0.18% of net assets of the Fund up to $400 million; 0.16% of net assets above $400 million up to $1 billion; and 0.14% of net assets above $1 billion.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. While the Board of Trustees and shareholders approved an amendment to the Fund’s Distribution Plan applicable to Class A Shares which permits the Fund to make distribution fee payments at the rate of up to 0.15% on the entire net assets represented by Class A Shares, the Fund currently makes payment of this distribution fee at the annual rate of 0.05%. For the six months ended September 30, 2014, distribution fees on Class A Shares amounted to $52,202 of which the Distributor retained $2,107.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2014, amounted to $104,275. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2014, amounted to $34,758. The total of these payments with respect to Class C Shares amounted to $139,033 of which the Distributor retained $34,608.

19 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Colorado, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended September 30, 2014, total commissions on sales of Class A Shares amounted to $84,370 of which the Distributor received $16,422.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2014, purchases of securities and proceeds from the sales of securities aggregated $8,833,112 and $11,985,840, respectively.

     At September 30, 2014, the aggregate tax cost for all securities was $263,384,703. At September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $15,811,498 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $413,526 for a net unrealized appreciation of $15,397,972.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Colorado, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Colorado and whatever effects these may have upon Colorado issuers’ ability to meet their obligations.

6. Expenses

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

20 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

7. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	September 30, 2014		Year Ended
	(unaudited)		March 31, 2014
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	445,895	$4,727,543	1,687,894	$17,638,317
Reinvested distributions	226,158	2,400,357	439,343	4,576,321
Cost of shares redeemed	(1,513,333)	(16,068,221)	(3,706,185)	(38,463,843)
Net change	(841,280)	(8,940,321)	(1,578,948)	(16,249,205)
Class C Shares:
Proceeds from shares sold	172,332	1,825,767	323,041	3,425,784
Reinvested distributions	21,994	233,064	51,500	535,583
Cost of shares redeemed	(391,313)	(4,143,513)	(1,122,061)	(11,704,673)
Net change	(196,987)	(2,084,682)	(747,520)	(7,743,306)
Class Y Shares:
Proceeds from shares sold	904,163	9,622,934	950,783	9,981,637
Reinvested distributions	31,926	339,753	84,565	884,550
Cost of shares redeemed	(258,782)	(2,751,795)	(1,948,383)	(20,287,443)
Net change	677,307	7,210,892	(913,035)	(9,421,256)
Total transactions in Fund
shares	(360,960)	$(3,814,111)	(3,239,503)	$(33,413,767)

21 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

8. Trustees’ Fees and Expenses

     At September 30, 2014 there were 12 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2014 was $46,334. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended September 30, 2014, such meeting-related expenses amounted to $15,394.

9. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Colorado income taxes. Due to the distribution levels maintained by the Fund and the differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. As a result of the passage of the Regulated Investment Company Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At March 31, 2014, the Fund had capital loss carry forwards of $1,613,810 of which $55,212 expires in 2017 and $1,558,598 has no expiration and retains its character of short-term. At March 31, 2014, there was a post October capital loss deferral of $166,275. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code.

22 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

     The tax character of distributions was as follows:

	Year	Three Months	Year
	Ended	Ended	Ended
	March 31, 2014	March 31, 2013	Dec. 31, 2012
Net tax-exempt income	$8,917,219	$2,330,161	$9,687,040
Ordinary Income	–	709	1,327
	$8,917,219	$2,330,870	$9,688,367

     As of March 31, 2014 the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$135,740
Unrealized appreciation	9,688,117
Accumulated net loss on investments	(1,613,811)
Other temporary differences	(302,015)
$7,908,031

     The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid and the tax treatment of market discount amortization.

23 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months				Three
	Ended		Year		Months
	9/30/14		Ended		Ended		Year Ended December 31,
	(unaudited)		3/31/14		3/31/13†		2012	2011	2010	2009
Net asset value, beginning of period	$10.45		$10.80		$10.89		$10.63	$10.14	$10.39	$9.88
Income (loss) from investment operations:
Net investment income(1)	0.16		0.32		0.08		0.35	0.39	0.40	0.40
Net gain (loss) on securities (both
realized and unrealized)	0.21		(0.35)		(0.09)		0.26	0.49	(0.25)	0.52
Total from investment operations	0.37		(0.03)		(0.01)		0.61	0.88	0.15	0.92
Less distributions (note 10):
Dividends from net investment income	(0.17)		(0.32)		(0.08)		(0.35)	(0.39)	(0.40)	(0.41)
Distributions from capital gains	–		–		–		–	–	–	–
Total distributions	(0.17)		(0.32)		(0.08)		(0.35)	(0.39)	(0.40)	(0.41)
Net asset value, end of period	$10.65		$10.45		$10.80		$10.89	$10.63	$10.14	$10.39
Total return(not reflecting sales charge)	3.48	%(2)	(0.20)%		(0.10	)%(2)	5.85%	8.81%	1.38%	9.42%
Ratios/supplemental data
Net assets, end of period (in millions)	$204		$209		$233		$240	$221	$213	$213
Ratio of expenses to average net assets	0.75	%(3)	0.74	%(4)	0.70	%(3)	0.71%	0.75%	0.73%	0.77%
Ratio of net investment income to
average net assets	3.05	%(3)	3.09	%(4)	2.98	%(3)	3.27%	3.75%	3.81%	3.94%
Portfolio turnover rate	3	%(2)	4%		2	%(2)	15%	13%	14%	12%
The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):
Ratio of expenses to average net assets	0.77	%(3)	0.76	%(4)(5)	0.72	%(3)	0.73%	–	–	–
Ratio of net investment income to
average net assets	3.03	%(3)	3.07	%(4)(5)	2.96	%(3)	3.26%	–	–	–
The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were:
Ratio of expenses to average net assets	0.75	%(3)	0.74	%(4)	0.70	%(3)	0.71%	0.75%	0.73%	0.77%
________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust.
(5)	Without these expenses, the expense ratio and the net investment income ratio would have been 0.72% and 3.11%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31. The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

24 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months				Three
	Ended		Year		Months
	9/30/14		Ended		Ended		Year Ended December 31,
	(unaudited)		3/31/14		3/31/13†		2012	2011	2010	2009
Net asset value, beginning of period	$10.43		$10.78		$10.87		$10.61	$10.12	$10.37	$9.86
Income (loss) from investment operations:
Net investment income(1)	0.11		0.22		0.05		0.25	0.29	0.30	0.30
Net gain (loss) on securities (both
realized and unrealized)	0.20		(0.35)		(0.09)		0.26	0.49	(0.25)	0.52
Total from investment operations	0.31		(0.13)		(0.04)		0.51	0.78	0.05	0.82
Less distributions (note 10):
Dividends from net investment income	(0.11)		(0.22)		(0.05)		(0.25)	(0.29)	(0.30)	(0.31)
Distributions from capital gains	–		–		–		–	–	–	–
Total distributions	(0.11)		(0.22)		(0.05)		(0.25)	(0.29)	(0.30)	(0.31)
Net asset value, end of period	$10.63		$10.43		$10.78		$10.87	$10.61	$10.12	$10.37
Total return(not reflecting CDSC)	2.99	%(2)	(1.15)%		(0.33	)%(2)	4.86%	7.80%	0.42%	8.40%
Ratios/supplemental data
Net assets, end of period (in millions)	$27		$28		$37		$38	$29	$26	$14
Ratio of expenses to average net assets	1.70	%(3)	1.68	%(4)	1.65	%(3)	1.66%	1.70%	1.67%	1.71%
Ratio of net investment income to
average net assets	2.10	%(3)	2.14	%(4)	2.03	%(3)	2.31%	2.79%	2.83%	2.95%
Portfolio turnover rate	3	%(2)	4%		2	%(2)	15%	13%	14%	12%
The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):
Ratio of expenses to average net assets	1.72	%(3)	1.70	%(4)(5)	1.67	%(3)	1.68%	–	–	–
Ratio of net investment income to
average net assets	2.08	%(3)	2.12	%(4)(5)	2.01	%(3)	2.30%	–	–	–
The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were:
Ratio of expenses to average net assets	1.70	%(3)	1.68	%(4)	1.65	%(3)	1.66%	1.70%	1.67%	1.71%

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust.
(5)	Without these expenses, the expense ratio and the net investment income ratio would have been 1.67% and 2.16%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31. The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

25 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months				Three
	Ended		Year		Months
	9/30/14		Ended		Ended		Year Ended December 31,
	(unaudited)		3/31/14		3/31/13†		2012	2011	2010	2009
Net asset value, beginning of period	$10.47		$10.83		$10.92		$10.66	$10.16	$10.41	$9.90
Income (loss) from investment operations:
Net investment income(1)	0.17		0.33		0.08		0.36	0.39	0.40	0.41
Net gain (loss) on securities (both
realized and unrealized)	0.20		(0.36)		(0.09)		0.26	0.50	(0.25)	0.51
Total from investment operations	0.37		(0.03)		(0.01)		0.62	0.89	0.15	0.92
Less distributions (note 10):
Dividends from net investment income	(0.16)		(0.33)		(0.08)		(0.36)	(0.39)	(0.40)	(0.41)
Distributions from capital gains	–		–		–		–	–	–	–
Total distributions	(0.16)		(0.33)		(0.08)		(0.36)	(0.39)	(0.40)	(0.41)
Net asset value, end of period	$10.68		$10.47		$10.83		$10.92	$10.66	$10.16	$10.41
Total return	3.59	%(2)	(0.24)%		(0.08	)%(2)	5.89%	8.96%	1.44%	9.47%
Ratios/supplemental data
Net assets, end of period (in millions)	$53		$45		$57		$50	$37	$34	$24
Ratio of expenses to average net assets	0.70	%(3)	0.68	%(4)	0.65	%(3)	0.66%	0.70%	0.67%	0.72%
Ratio of net investment income to
average net assets	3.10	%(3)	3.14	%(4)	3.03	%(3)	3.31%	3.80%	3.85%	3.97%
Portfolio turnover rate	3	%(2)	4%		2	%(2)	15%	13%	14%	12%
The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):
Ratio of expenses to average net assets	0.72	%(3)	0.70	%(4)(5)	0.67	%(3)	0.68%	–	–	–
Ratio of net investment income to
average net assets	3.08	%(3)	3.12	%(4)(5)	3.01	%(3)	3.30%	–	–	–
The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were:
Ratio of expenses to average net assets	0.70	%(3)	0.68	%(4)	0.65	%(3)	0.66%	0.70%	0.67%	0.72%

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust.
(5)	Without these expenses, the expense ratio and the net investment income ratio would have been 0.66% and 3.16%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31. The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

26 | Aquila Tax-Free Fund of Colorado

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement and the Sub-Advisory Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). The Manager has retained Davidson Fixed Income Management, Inc., doing business as Kirkpatrick Pettis Capital Management (the “Sub-Adviser”), to serve as the sub-adviser to the Fund pursuant to a Sub-Advisory Agreement between the Manager and the Sub-Adviser (the “Sub-Advisory Agreement”). In order for the Manager and the Sub-Adviser to continue to serve in their respective roles, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement and the Sub-Advisory Agreement for the Fund.

     In considering whether to approve the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2014. The independent Trustees met telephonically in August, 2014 and in person in September, 2014 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager and the Sub-Adviser. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable by the Fund under the Advisory Agreement against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting. The Trustees considered the Advisory Agreement and the Sub-Advisory Agreement separately as well as in conjunction with each other to determine their combined effects on the Fund.

     At a meeting held in September, 2014, based on their evaluation of the information provided by the Manager, the Sub-Adviser and the independent consultant, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of each of the Advisory Agreement and the Sub-Advisory Agreement until September 30, 2015. In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement or the Sub-Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager and the Sub-Adviser.

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager and the Sub-Adviser to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement and the Sub-Advisory Agreement.

     The Manager has retained the Sub-Adviser to provide investment management of the Fund’s portfolio. The Trustees reviewed the Sub-Adviser’s investment approach for the Fund. The Trustees considered the personnel of the Sub-Adviser who provide investment management services to the Fund. The Trustees noted the extensive experience of the Sub-Adviser’s portfolio manager, Mr. Christopher Johns. They considered that Mr. Johns is based in Denver, Colorado and that he has a comprehensive understanding regarding the economy of the State of Colorado and the securities in which the Fund invests, including those securities with less than the highest ratings from the rating agencies.

27 | Aquila Tax-Free Fund of Colorado

     The Trustees considered that the Manager supervised and monitored the performance of the Fund’s service providers (including the Sub-Adviser). The Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations.

     The Trustees considered that the Manager and the Sub-Adviser had provided all administrative and advisory services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Colorado state and regular Federal income taxes as is consistent with preservation of capital. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager and the Sub-Adviser to the Fund were satisfactory and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement, as applicable.

The investment performance of the Fund.

     The Trustees reviewed the Fund’s performance and compared its performance to the performance of:

•
the funds in the Fund’s peer group (the “Peer Group”), as selected by the independent consultant (four municipal single-state intermediate and municipal single-state long funds, as classified by Morningstar, that are similar to the Fund in size and that charge a front-end sales charge);

•
the funds in the Fund’s product category for performance (the “Product Category for Performance”) (all funds in the Peer Group and, without duplication, all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Fund’s benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was lower than the average annual total return of the funds in the Peer Group for the one, three, five and ten year periods ended June 30, 2014. However, the Trustees considered that the Fund’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for the one, three, five and ten year periods ended June 30, 2014 and higher than the average annual return of the benchmark index for the one and three year periods ended June 30, 2014. The Trustees considered that, as reflected in the Consultant’s Report, the Fund delivered satisfactory results on a risk-adjusted basis for the three and five year periods ended June 30, 2014 (as evidenced by its Sharpe ratio) when compared to the funds in the Product Category for Performance.

     The Trustees discussed the Fund’s performance record with the Manager and the Sub-Adviser and considered the Manager’s and Sub-Adviser’s view that the Fund’s performance, as compared to its peer group, was explained in part by the Fund’s somewhat higher-quality portfolio and its historical intermediate maturity structure.

28 | Aquila Tax-Free Fund of Colorado

     The Trustees noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges. The Trustees considered these results to be consistent with the investment objectives of the Fund. Evaluation of the investment performance of the Fund indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

Advisory and Sub-Advisory Fees and Fund Expenses.

     The Trustees evaluated the fee payable under the Advisory Agreement. They noted that the Manager, and not the Fund, paid the Sub-Adviser under the Sub-Advisory Agreement. The Trustees evaluated both the fee under the Sub-Advisory Agreement and the portion of the advisory fee paid under the Advisory Agreement and retained by the Manager. The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for: • the funds in the Peer Group (as defined above); and • the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single State Long Municipal Bond Funds from states within which 4-7 mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Fund’s contractual advisory fee was lower than the average contractual advisory fee of the funds in the Peer Group (at the Fund’s current asset level). They also considered that the Fund’s contractual advisory fee was lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses at the Fund’s current asset level and lower than or about equal to the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses at various higher asset levels. They also noted that the Fund’s expenses were lower than the average actual expenses of the funds in both the Product Category for Expenses and the Peer Group.

     The Trustees reviewed management fees charged by each of the Manager and the Sub-Adviser to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager by the Fund. With respect to the Sub-Adviser, the Trustees noted that the fee rates for its other clients were generally lower than the fees paid to the Sub-Adviser with respect to the Fund. In evaluating the fees associated with the client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those client accounts.

     The Trustees concluded that the advisory and sub-advisory fees were reasonable in relation to the nature and quality of the services provided to the Fund by the Manager and the Sub-Adviser.

Profitability.

     The Trustees received materials from the Manager and the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors, Inc. of distribution services provided to the Fund. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

29 | Aquila Tax-Free Fund of Colorado

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

     The Trustees also considered information provided by the Sub-Adviser regarding the profitability of the Sub-Adviser with respect to the sub-advisory services provided by the Sub-Adviser to the Fund. The Trustees concluded that the profitability of the Sub-Adviser with respect to sub-advisory services provided to the Fund did not argue against approval of the fees to be paid under the Sub-Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows.

     The Trustees considered the extent to which the Manager and the Sub-Adviser may realize economies of scale or other efficiencies in managing the Fund. The Trustees noted that the Sub-Adviser has agreed to waive a portion of its sub-advisory fees and to introduce breakpoints in its fee which would be realized as the Fund grows. The Sub-Adviser has contractually agreed to waive its fees as noted below through September 30, 2015. The Manager, in turn, has contractually waived its fees through September 30, 2015 to the extent necessary in order to pass savings through to the shareholders with respect to the Sub-Advisory Agreement. The above arrangement may be amended only with approval of the Board of Trustees. Likewise, as long as the sub-advisory fee waiver arrangement is in effect, the Manager may not terminate its arrangement without the approval of the Board of Trustees. Under the fee waiver agreement, the Manager compensates the Sub-Adviser at the annual rate of 0.18 of 1% on the Fund’s net assets up to $400 million; 0.16% on assets above that amount to $1 billion in net assets and 0.14% on net assets thereafter, rather than the contractual sub-advisory fee at the annual rate of 0.20 of 1%. The Trustees considered that the Manager agreed to similarly waive its advisory fee so long as the Sub-Adviser waives its sub-advisory fees under the fee waiver. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and the Sub-Adviser and their affiliates from their relationships with the Fund.

     The Trustees observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that could produce efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

30 | Aquila Tax-Free Fund of Colorado

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2014 and held for the six months ended September 30, 2014.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2014

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	3.48%	$1,000.00	$1,034.80	$3.83
Class C	2.99%	$1,000.00	$1,029.90	$8.65
Class Y	3.59%	$1,000.00	$1,035.90	$3.57

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized; as such, it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.75%, 1.70% and 0.70% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

31 | Aquila Tax-Free Fund of Colorado

Analysis of Expenses (unaudited) (continued)
Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2014

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.31	$3.80
Class C	5.00%	$1,000.00	$1,016.55	$8.59
Class Y	5.00%	$1,000.00	$1,021.56	$3.55

(1)
Expenses are equal to the annualized expense ratio of 0.75%, 1.70% and 0.70% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

32 | Aquila Tax-Free Fund of Colorado

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings and/or sector holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

During the 12 month period ended June 30, 2014, the Fund did not hold any portfolio securities for which the Fund was entitled to participate in proxy voting. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2014, $8,917,219 of dividends paid by Aquila Tax-Free Fund of Colorado, constituting 100% of total dividends paid, were exempt-interest dividends.

     Prior to February 15, 2015, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2014 calendar year.

33 | Aquila Tax-Free Fund of Colorado

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Founders
     Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
120 West 45th Street, Suite 3600
New York, New York 10036

Investment Sub-Adviser
KIRKPATRICK PETTIS CAPITAL MANAGEMENT
1600 Broadway, Suite 1100
Denver, Colorado 80202

Board of Trustees
     John C. Lucking, Chair
Diana P. Herrmann, Vice Chair
Ernest Calderón
Thomas A. Christopher
Gary C. Cornia
David A. Duffy
Grady Gammage, Jr.
     Lyle W. Hillyard
Glenn P. O’Flaherty
John J. Partridge
James R. Ramsey
Laureen L. White

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President
and Secretary
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Craig T. DiRuzzo, Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer
and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
120 West 45th Street, Suite 3600
New York, New York 10036

Transfer and Shareholder Servicing Agent
     BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
     JPMORGAN CHASE BANK, N.A.
14201 N. Dallas Parkway
Dallas, Texas 75254

Further information is contained in the Prospectus,
which must precede or accompany this report.

Semi-Annual Report September 30, 2014

Aquila Tax-Free Trust of Arizona “Sooner Rather Than Later - The Miracle of Compound Interest” Serving Arizona investors since 1986

November, 2014

Dear Fellow Shareholder:

     Type the words “compound interest” into any internet search engine and you’re bound to find literally hundreds of examples of the concept. Most examples would likely be fairly standard and show the effect that compound interest has on the growth of savings when the interest rate is applied to both the initial sum invested as well as to reinvested income.

     However, we’d like to share with you another example. The following table vividly demonstrates the power of both compounding and beginning to invest sooner rather than later.

•	Example 1 assumes a hypothetical investment from age 19 through age 26.

•	Example 2 assumes a hypothetical investment from age 27 through age 39.

     Both examples assume a $2,000 yearly investment, with no withdrawals and with no allowance for income taxes. In each case, income compounds at a hypothetical annual interest rate of 5%. These assumptions are for the sake of the illustration and do not represent past or future performance of any investment. The advantage of beginning a saving plan sooner, rather than later, applies whether you earn 3%, 5% or some other amount.

     As you can see, a person who begins to invest $2,000 per year at age 19 and continues to invest over a period of eight years (through age 26) will have more money at age 39 (through the “miracle of compound interest”) than will someone who begins to invest at a later age (27) and continues to invest through age 39.

     We encourage you to share these examples with your family and friends. Beginning a saving plan early can pay off over time, particularly with the assistance of the miracle of compound interest.

     You can take advantage of the powers of compounding when you set up an automatic investment plan in Aquila Tax-Free Trust of Arizona and reinvest your dividends. To do so, please contact your investment professional or the Trust’s Shareholder Servicing Agent at 1-800-437-1000.

     Before investing in the Trust, carefully read about and consider the investment objectives, risks, charges, expenses, and other information found in the Trust prospectus. The prospectus is available from your financial advisor, and when you call 800-437-1020 or visit www.aquilafunds.com.

NOT A PART OF THE SEMI-ANNUAL REPORT

	EXAMPLE 1		EXAMPLE 2
	5% Annual Interest Rate		5% Annual Interest Rate
	Annual		Annual
Age	Investment	Year-End Value	Investment	Year-End Value
19	$2,000	$2,100	0	0
20	2,000	4,305	0	0
21	2,000	6,620	0	0
22	2,000	9,051	0	0
23	2,000	11,604	0	0
24	2,000	14,284	0	0
25	2,000	17,098	0	0
26	2,000	20,053	0	0
27	0	21,056	$2,000	$2,100
28	0	22,109	2,000	4,305
29	0	23,214	2,000	6,620
30	0	24,375	2,000	9,051
31	0	25,593	2,000	11,604
32	0	26,873	2,000	14,284
33	0	28,217	2,000	17,098
34	0	29,628	2,000	20,053
35	0	31,109	2,000	23,156
36	0	32,664	2,000	26,414
37	0	34,298	2,000	29,834
38	0	36,013	2,000	33,426
39	0	37,813	2,000	37,197

This chart is for illustration purposes only;
it does not represent past or future performance of any investment

Sincerely,
Diana P. Herrmann, Vice Chair and President

Any information in this Semi-Annual Report regarding market or economic trends or the factors influencing the Trust’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Trust’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low and are expected to rise at some point in time.

Investments in the Trust are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely a ected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Trust may be a ected significantly by adverse economic, political or other events a ecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Trust could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

A portion of income may be subject to local, state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE SCHEDULE OF INVESTMENTS(continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (20.4%)	and Fitch	Value

	Buckeye Jackrabbit Trail Sanitary Sewer
	Improvement District
$1,468,000	6.250%, 01/01/29	NR/A-/NR	$1,544,688
	Coconino & Yavapai Counties Joint
	Unified School District No. 9 Sedona
1,000,000	5.375%, 07/01/28	Aa2/A+/NR	1,147,120
	Flagstaff Improvement District (Aspen
	Place Sawmill)
1,300,000	5.000%, 01/01/32	Aa3/NR/NR	1,301,924
	Gila Co. Unified School District No. 10
	(Payson)
400,000	5.250%, 07/01/27 AMBAC Insured	Aa3/NR/NR	440,516
1,000,000	5.750%, 07/01/28	Aa3/NR/NR	1,170,100
	Gilbert Improvement District No. 19
235,000	5.200%, 01/01/23	Aa3/A+/NR	235,545
	Gilbert Improvement District No. 20
700,000	5.100%, 01/01/29	Aa3/A+/NR	754,243
	Glendale Union High School District
	No. 205
525,000	5.000%, 07/01/27 BAMAC Insured	NR/AA/NR	612,680
	Goodyear, Arizona Refunding
1,000,000	5.000%, 07/01/29	Aa2/AA/NR	1,116,370
	Goodyear McDowell Road Commercial
	Corridor Improvement District
3,000,000	5.250%, 01/01/32 AMBAC Insured	A1/A/NR	3,071,130
	Maricopa Co. Elementary School
	District No. 8 (Osborn)
920,000	6.250%, 07/01/22	NR/A/NR	992,965
	Maricopa Co. Elementary School
	District No. 38 (Madison)
730,000	5.000%, 07/01/22 NPFG Insured	A3/AA-/NR	751,980
	Maricopa Co. High School District
	No. 210 (Phoenix Union)
250,000	4.000%, 07/01/26	Aa2/AA/NR	269,665
	Maricopa Co. School District No. 11
	(Peoria)
1,500,000	4.000%, 07/01/25	Aa3/AA-/NR	1,647,510
	Maricopa Co. School District No. 28
	(Kyrene Elementary)
250,000	1.000%, 07/01/30 (coupon converts
	to 5.50% 7/01/15)	Aa1/AA/NR	276,168

1 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	Maricopa Co. Unified School District
	No. 24 (Gila Bend)
$430,000	5.500%, 07/01/22	NR/NR/NR*	$433,978
	Maricopa Co. Unified School District
	No. 48 (Scottsdale)
500,000	4.000%, 07/01/16	Aa1/AA/NR	531,255
1,500,000	4.750%, 07/01/30	Aa1/AA/NR	1,659,135
	Maricopa Co. Unified School District
	No. 60 (Higley)
1,615,000	5.000%, 07/01/29	Aa1/AA-/NR	1,893,539
	Maricopa Co. Unified School District
	No. 69 (Paradise Valley)
1,000,000	4.500%, 07/01/30	Aa2/NR/AA	1,113,770
	Maricopa Co. Unified School District
	No. 89 (Dysart)
2,185,000	5.500%, 07/01/22 NPFG/ FGIC Insured	A3/AA-/NR	2,640,420
1,300,000	5.000%, 07/01/25 Syncora
	Guarantee, Inc. Insured	NR/A+/AA-	1,384,071
1,500,000	6.000%, 07/01/28	NR/A+/AA-	1,725,915
	Maricopa Co. Unified School District
	No. 90 (Saddle Mountain)
1,300,000	5.125%, 07/01/25 AGMC Insured	A2/AA/NR	1,450,670
	Maricopa Co. Unified School District
	No. 95 (Queen Creek)
500,000	5.000%, 07/01/27 AGMC Insured	A1/NR/NR	550,990
	Mohave Co. Unified School District
	No. 20 (Kingman)
1,175,000	5.250%, 07/01/24 AGMC Insured	Aa3/AA/NR	1,321,570
	Navajo Co. Unified School District
	No. 2 (Joseph City)
1,250,000	5.000%, 07/01/18	A2/NR/NR	1,335,575
	Navajo Co. Unified School District
	No. 10 (Show Low)
500,000	5.250%, 07/01/15 NPFG/ FGIC Insured	A3/NR/NR	513,210
	Phoenix, Arizona
1,240,000	6.250%, 07/01/17	Aa1/AA+/NR	1,427,835
	Pima Co. Unified School District No. 1
	(Tucson)
270,000	4.000%, 07/01/24	Aa2/NR/AA-	292,799
1,500,000	5.000%, 07/01/27 AGMC Insured	Aa2/AA/NR	1,685,190

2 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	Pima Co. Unified School District No. 6
	(Marana)
$950,000	5.250%, 07/01/25 AGMC Insured	NR/AA/NR	$1,103,102
1,250,000	5.000%, 07/01/25	NR/A+/NR	1,404,813
	Pima Co. Unified School District No. 8
	(Flowing Wells)
1,000,000	5.375%, 07/01/29	NR/A+/NR	1,091,310
	Pima Co. Unified School District No. 10
	(Amphitheater)
700,000	5.000%, 07/01/27	Aa2/A+/NR	785,785
	Pima Co. Unified School District No. 12
	(Sunnyside)
1,050,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	1,094,846
	Pinal Co. Elementary School District
	No. 4 (Casa Grande)
925,000	4.250%, 07/01/18 AGMC Insured	A1/AA/NR	991,054
	Pinal Co. High School District No. 82
	(Casa Grande)
640,000	5.000%, 07/01/24	NR/A+/NR	708,915
	Pinal Co. Unified School District No. 1
	(Florence)
1,500,000	5.000%, 07/01/27 NPFG/ FGIC Insured	A3/AA-/NR	1,625,835
	Queen Creek Improvement District
	No. 1
1,500,000	5.000%, 01/01/26	A3/A-/A-	1,502,850
1,500,000	5.000%, 01/01/32	A3/A-/A-	1,501,635
	Tempe, Arizona
2,245,000	4.000%, 07/01/22	Aa1/AAA/AAA	2,481,039
1,000,000	4.500%, 07/01/24	Aa1/AAA/AAA	1,080,910
	Tempe High School District No. 213
650,000	4.000%, 07/01/32	Aa2/AA/NR	680,264
	Tempe Improvement District
	(Pier Town Lake)
2,000,000	5.000%, 01/01/29	Aa3/NR/NR	2,161,300
	Tubac Fire District
760,000	5.500%, 07/01/28 AGC Insured	A1/NR/NR	826,568
	Western Maricopa Education Center
	District No. 402
1,200,000	4.000%, 07/01/28	NR/AA-/NR	1,269,852
	Total General Obligation Bonds		55,602,604

3 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (78.4%)	and Fitch	Value
	Airports (2.3%)
	Phoenix Civic Improvement Corp.
	Airport Revenue Bonds
$1,000,000	5.250%, 07/01/18 AMT	Aa3/AA-/NR	$1,149,430
1,000,000	5.250%, 07/01/19 AMT	Aa3/AA-/NR	1,147,840
1,475,000	5.000%, 07/01/32 AMT	Aa3/AA-/NR	1,654,522
1,000,000	5.250%, 07/01/33	A1/A+/NR	1,118,990
1,200,000	5.000%, 07/01/33	Aa3/AA-/NR	1,313,760
	Total Airports		6,384,542

	Excise Tax (13.0%)
	Arizona Sports & Tourism Authority,
	Revenue Refunding, Multipurpose
	Stadium Facility Project
2,000,000	5.000%, 07/01/32	A1/NR/A	2,156,820
	Casa Grande Excise Tax Revenue Bonds
1,435,000	5.000%, 04/01/28	NR/AA/AA	1,609,324
	Gilbert Public Facilities Municipal
	Property Corp.
850,000	5.000%, 07/01/23	Aa2/AA/NR	966,501
1,250,000	5.000%, 07/01/24	Aa2/AA/NR	1,418,288
	Glendale Municipal Property Corp.
	Excise Tax Revenue Bonds
1,000,000	5.000%, 07/01/31	Baa1/AA/NR	1,032,540
	Goodyear Public Improvement Corp.
1,500,000	5.000%, 07/01/26	Aa3/AA-/NR	1,693,710
1,310,000	6.000%, 07/01/31	Aa3/AA-/NR	1,464,894
	Marana Pledged Excise Tax Revenue
	Bonds
275,000	4.000%, 07/01/30	NR/AA/NR	285,269
1,400,000	5.000%, 07/01/33	NR/AA/NR	1,570,394
	Page, Arizona Pledged Revenue
	Refunding
1,080,000	5.000%, 07/01/25	NR/AA-/NR	1,197,040
	Phoenix Civic Improvement Corp.
	(Civic Plaza)
1,000,000	5.500%, 07/01/23 NPFG/ FGIC Insured	Aa3/AA/NR	1,227,240
2,000,000	5.500%, 07/01/27 BHAC Insured	Aa1/AA+/NR	2,548,180
2,000,000	5.500%, 07/01/30 BHAC Insured	Aa1/AA+/NR	2,588,480
2,525,000	5.500%, 07/01/33 NPFG/ FGIC Insured	Aa3/AA/NR	3,259,523

4 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Excise Tax (continued)
	Phoenix Civic Improvement Corp.
	Transit Excise Tax (Light Rail)
$2,000,000	4.000%, 07/01/20	Aa2/AA/NR $	2,265,920
	Pinal Co. Revenue Obligations
	Refunding Bonds
1,755,000	4.000%, 08/01/17	NR/AA-/NR	1,893,750
	Scottsdale Municipal Property Corp.
3,000,000	4.500, 07/01/20 AMBAC Insured	Aa1/AAA/AAA	3,268,980
	Scottsdale Municipal Property Corp.
	Water & Sewer Project
2,000,000	5.000%, 07/01/28	Aa1/AAA/AAA	2,243,820
	Show Low Improvement District No. 6
510,000	6.000%, 01/01/18 ACA Insured	NR/NR/NR*	511,438
	Sierra Vista Municipal Property Corp.
1,000,000	4.000%, 01/01/21	A1/AA/AA-	1,045,630
	Tempe Excise Tax Revenue Bonds
1,000,000	5.000%, 07/01/33	Aa2/AAA/NR	1,108,830
	Total Excise Tax		35,356,571

	Higher Education (5.2%)
	Arizona Board of Regents - Arizona
	State University System Revenue
1,000,000	5.000%, 07/01/32	Aa3/AA/NR	1,141,710
	Arizona Board of Regents - Northern
	Arizona University System
1,115,000	5.000%, 06/01/22 NPFG/ FGIC Insured	A1/AA-/NR	1,183,338
575,000	5.000%, 06/01/32	A1/A+/NR	659,893
	Arizona Board of Regents - University
	of Arizona System
400,000	5.000%, 06/01/29	Aa2/AA-/NR	472,908
460,000	5.000%, 06/01/31	Aa2/AA-/NR	523,544
	Arizona State University Speed Stimulas
	Plan for Economic & Educational
	Development
625,000	5.000%, 08/01/34	A1/AA-/NR	711,281
	Cochise Co. Community College District
1,825,000	5.125%, 07/01/28 AGC Insured	A2/NR/NR	1,961,966
	Maricopa Co. Community College
	District
2,000,000	4.000%, 07/01/21	Aaa/AAA/AAA	2,219,400
500,000	4.750%, 07/01/24	Aaa/AAA/AAA	535,405

5 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Higher Education (continued)
	Northern Arizona University Speed
	Stimulus Plan for Economic &
	Educational Development
$1,445,000	5.000%, 08/01/38	A2/A/NR	$1,599,066
	Phoenix Industrial Development
	Authority (Rowan University Project)
2,000,000	5.250%, 06/01/34	A3/A+/NR	2,186,920
	Yavapai Co. Community College District
1,000,000	4.875%, 07/01/25 AGMC Insured	A2/AA/NR	1,104,030
	Total Higher Education		14,299,461

	Hospitals (18.4%)
	Arizona Health Facilities Authority
	(Banner Health)
3,100,000	5.375%, 01/01/32	NR/AA-/AA-	3,350,790
1,000,000	5.000%, 01/01/43	NR/AA-/AA-	1,069,430
	Arizona Health Facilities Authority
	(Catholic Healthcare West)
1,500,000	5.000%, 07/01/28	A3/A/A	1,591,425
2,000,000	5.250%, 03/01/39	A3/A/A	2,192,160
	Arizona Health Facilities Authority
	(Phoenix Children’s Hospital)
2,200,000	5.000%, 02/01/34	NR/BBB+/NR	2,371,732
	Arizona Health Facilities Authority
	(Samaritan Health)
755,000	5.625%, 12/01/15 NPFG Insured ETM	NR/AA-/NR	762,074
	Arizona Health Facilities Authority
	(Yavapai Regional Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	A2/NR/NR	1,590,930
	Flagstaff Industrial Development
	Authority (Northern Arizona Senior
	Living Center)
1,985,000	5.600%, 07/01/25	NR/NR/NR*	1,987,104
	Glendale Industrial Development
	Authority (John C. Lincoln Hospital)
1,400,000	5.250%, 12/01/22	NR/A-/NR	1,447,824
1,000,000	4.700%, 12/01/28	NR/A-/NR	1,006,680
	Maricopa Co. Hospital Revenue
	(Sun Health)
2,345,000	5.000%, 04/01/17 (pre-refunded)	NR/NR/NR*	2,400,365
1,500,000	5.000%, 04/01/25 (pre-refunded)	NR/NR/NR*	1,785,405
2,125,000	5.000%, 04/01/35 (pre-refunded)	NR/NR/NR*	2,630,261

6 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Hospitals (continued)
	Maricopa Co. Industrial Development
	Authority (Catholic Healthcare West -
	St. Joseph’s Hospital)
$3,500,000	5.375%, 07/01/23	A3/A/A	$3,506,615
3,000,000	5.250%, 07/01/32	A3/A/A	3,136,890
	Scottsdale Industrial Development
	Authority (Scottsdale Healthcare
	System)
1,000,000	5.000%, 09/01/18	A2/A-/A	1,139,820
5,000,000	5.250%, 09/01/30	A2/A-/A	5,062,400
750,000	5.000%, 09/01/35 AGMC Insured	A2/AA/A	802,140
	University Medical Center Hospital
	Revenue Bonds
4,880,000	5.000%, 07/01/35	Baa2/BBB/NR	4,956,518
910,000	6.500%, 07/01/39	Baa2/BBB/NR	1,062,088
500,000	6.000%, 07/01/39	Baa2/BBB/NR	570,935
	Yavapai Co. Industrial Development
	Authority (Northern Arizona
	Healthcare System)
500,000	5.250%, 10/01/25	NR/AA/NR	582,500
500,000	5.250%, 10/01/26	NR/AA/NR	579,390
	Yavapai Co. Industrial Development
	Authority (Yavapai Regional Medical
	Center)
1,000,000	5.250%, 08/01/33	Baa1/NR/BBB+	1,100,740
1,250,000	5.625%, 08/01/37	Baa1/NR/BBB+	1,338,762
	Yuma Industrial Development Authority
	(Yuma Regional Medical Center)
1,635,000	5.000%, 08/01/23	NR/A-/NR	1,881,411
200,000	5.000%, 08/01/32	NR/A-/NR	221,248
	Total Hospitals		50,127,637
	Lease (10.0%)
	Arizona Board of Regents - Northern
	Arizona University COP
600,000	5.000%, 09/01/27	A2/A/NR	669,168
500,000	5.000%, 09/01/28	A2/A/NR	553,970
1,000,000	5.000%, 09/01/29	A2/A/NR	1,102,840

7 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Lease (continued)
	Arizona School Facilities Board COP
$1,000,000	5.125%, 09/01/21 AGC Insured	A1/AA/NR	$1,146,620
3,000,000	5.500%, 09/01/23	A1/A+/NR	3,466,500
	Arizona State Lottery Revenue Bonds
3,000,000	5.000%, 07/01/28 AGMC Insured	A1/AA/NR	3,369,510
	Cave Creek COP
290,000	5.750%, 07/01/19	NR/AA/NR	291,810
	Mohave Co. Industrial Development
	Authority Correctional Facilities
1,000,000	8.000%, 05/01/25	NR/BBB+/NR	1,165,770
	Nogales Municipal Development
	Authority
1,000,000	5.000%, 06/01/27 AMBAC Insured
	(pre-refunded)	A1/AA/NR	1,031,830
	Phoenix Industrial Development
	Authority Government Office Lease
	Revenue Refunding Capitol Mall LLC
	Project
2,040,000	5.000%, 09/15/21 AMBAC Insured	A1/A+/NR	2,122,906
	Pinal Co. COP
3,230,000	5.250%, 12/01/21	NR/A+/A+	3,255,356
1,000,000	5.000%, 12/01/29	NR/A+/A+	1,007,790
	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB/NR	1,506,338
	Pinetop Fire District COP
1,000,000	7.500%, 12/15/23	A3/NR/NR	1,044,020
	Prescott Municipal Property Corp.
500,000	5.000%, 07/01/34	Aa3/AA/NR	577,530
	State of Arizona COP Department
	Administration
1,500,000	5.250%, 10/01/26 AGMC Insured	A1/AA/NR	1,714,500
670,000	5.250%, 10/01/28 AGMC Insured	A1/AA/NR	741,730
	State of Arizona COP
2,000,000	5.000%, 09/01/26 AGMC Insured	A1/AA/NR	2,210,800
	Willcox Municipal Property Corp.
295,000	4.625%, 07/01/21	NR/A+/NR	309,868
	Total Lease		27,288,856

8 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Mortgage (4.7%)
	Agua Fria Ranch Community
	Facilities District
$600,000	5.800%, 07/15/30 144A	NR/NR/NR* $	592,014
	Goodyear Community Facilities Utilities
	District No. 1
500,000	4.000%, 07/15/28	A1/A-/NR	523,495
	Maricopa Co. Industrial Development
	Authority Multi-Family Mortgage
	Revenue Bonds (National Health
	Project)
945,000	5.500%, 01/01/18 AGMC Insured ETM	A2/AA/NR	993,469
	Maricopa Co. Industrial Development
	Authority Single Family Mortgage
	Revenue Bonds
3,180,000	zero coupon, 02/01/16 ETM	Aaa/AA+/NR	3,163,591
3,715,000	zero coupon, 12/31/16 ETM	Aaa/AA+/NR	3,666,185
	Merrill Ranch Community Facilities
	District #2
680,000	6.750%, 07/15/38	NR/BBB-/NR	751,475
	Scottsdale Waterfront Community
	Facilities District
530,000	6.000%, 07/15/27 144A	NR/NR/NR*	523,433
930,000	6.050%, 07/15/32 144A	NR/NR/NR*	912,051
	Sundance Community Facilities District
655,000	5.125%, 07/15/30	A3/BBB/NR	657,220
490,000	5.125%, 07/15/30 (pre-refunded)	NR/NR/NR*	508,757
	Verrado Community Facilities Utilities
	District No. 1
500,000	6.000%, 07/15/33 144A	NR/NR/NR*	552,355
	Total Mortgage		12,844,045

	Pollution Control (1.7%)
	Apache Co. Industrial Development
	Authority, Pollution Control, Tucson
	Electric Power Co.
2,400,000	4.500%, 03/01/30	Baa1/BBB/BBB+	2,540,952
	Maricopa Co. Pollution Control
	(Southern California Edison Co.)
1,000,000	5.000%, 06/01/35	Aa3/A/NR	1,109,420

9 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Pollution Control (continued)
	Phoenix Industrial Development
	Authority Solid Waste Disposal
	(Vieste Project)
$1,000,000	4.500%, 04/01/33 AMT	NR/A+/NR	$996,270
	Total Pollution Control		4,646,642

	Transportation (3.3%)
	Arizona Transportation Board Revenue
	Bonds
1,900,000	5.250%, 07/01/24	Aa2/AA/AA	2,219,979
1,000,000	5.250%, 07/01/24 (pre-refunded)	Aa1/AAA/NR	1,062,210
2,550,000	5.000%, 07/01/28	Aa1/AAA/NR	2,861,865
550,000	5.250%, 07/01/32	Aa2/AA+/NR	638,501
1,500,000	5.000%, 07/01/33	Aa1/AAA/NR	1,662,090
	Pima County Regional Transportation
	Authority Excise Tax
500,000	5.000%, 06/01/26	NR/AA+/AA	598,510
	Total Transportation		9,043,155

	Utility (13.9%)
	Arizona Power Authority (Hoover Dam
	Project)
1,500,000	5.250%, 10/01/15	Aa2/AA/NR	1,575,840
3,500,000	5.250%, 10/01/16	Aa2/AA/NR	3,828,790
1,220,000	5.250%, 10/01/17	Aa2/AA/NR	1,381,870
	Arizona Water Infrastructure Finance
	Authority
650,000	5.000%, 10/01/22 (pre-refunded)	Aaa/AAA/AAA	650,000
3,500,000	5.000%, 10/01/28	Aaa/AAA/AAA	3,955,805
	Greater Arizona Development
	Authority Revenue Bonds
2,000,000	5.000%, 08/01/22 NPFG Insured	A1/AA-/NR	2,133,940
700,000	5.000%, 08/01/24	NR/A/NR	740,362
500,000	5.000%, 08/01/28 AGMC Insured	A1/AA/NR	575,110
1,200,000	5.500%, 08/01/29	A1/A/NR	1,202,268
1,200,000	5.000%, 08/01/29	A1/A/NR	1,268,328
	Mesa Utility System
1,500,000	3.250%, 07/01/30**	Aa2/AA-/NR	1,465,530
2,100,000	5.000%, 07/01/35	Aa2/AA-/NR	2,323,545

10 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Utility (continued)
	Pinal Co. Electrical District No. 3,
	Electrical System Revenue Refunding
$250,000	5.250%, 07/01/36	NR/A/NR	$277,175
	Rio Nuevo Facilities District (Tucson)
1,500,000	6.500%, 07/15/24 AGC Insured	A1/AA/BBB	1,754,880
	Salt River Project Agricultural
	Improvement and Power Revenue
	Bonds
1,000,000	5.000%, 12/01/28	Aa1/AA/NR	1,172,970
2,000,000	5.000%, 12/01/31	Aa1/AA/NR	2,317,860
1,975,000	5.000%, 01/01/33	Aa1/AA/NR	2,194,383
5,205,000	5.000%, 01/01/37	Aa1/AA/NR	5,428,659
	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	Baa2/A-/NR	3,563,640
	Total Utility		37,810,955

	Water/Sewer (5.9%)
	Cottonwood Water Revenue System
260,000	5.000%, 07/01/30 Syncora Guarantee,
	Inc. Insured	Baa2/BBB+/NR	267,597
	Gilbert Water Resource Municipal
	Property Corp.
2,000,000	5.000%, 10/01/29 NPFG Insured	A3/AA-/AA	2,186,980
	Glendale Water & Sewer Revenue
1,670,000	4.750%, 07/01/24 AGMC Insured	A1/AA/NR	1,792,812
750,000	5.000%, 07/01/27	A1/AA/NR	851,273
500,000	5.000%, 07/01/28	A1/AA/NR	563,840
	Goodyear Water and Sewer Revenue
1,750,000	5.375%, 07/01/30	A2/AA-/NR	1,924,090
635,000	5.250%, 07/01/31 AGMC Insured	A2/AA/NR	700,405
	Oro Valley Water Revenue
560,000	4.000%, 07/01/23	NR/AA/AA-	615,894
	Phoenix Civic Improvement Corp.
	Wastewater Revenue Bonds
1,500,000	5.500%, 07/01/24 NPFG/ FGIC
	Insured	Aa2/AAA/NR	1,907,820
500,000	5.000%, 07/01/37 NPFG Insured	Aa2/AA+/NR	536,795
	Pima Co. Sewer Revenue System
2,000,000	5.000%, 07/01/26	NR/AA-/AA-	2,285,800

11 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Water/Sewer (continued)
	Yuma Municipal Property Corp. Utility
	System Revenue Bonds
$700,000	5.000%, 07/01/21 Syncora Guarantee,
	Inc. Insured	A1/AA-/AA-	$754,425
500,000	5.000%, 07/01/22 Syncora Guarantee,
	Inc. Insured	A1/A+/AA-	541,385
1,000,000	5.000%, 07/01/24 Syncora Guarantee,
	Inc. Insured	A1/A+/AA-	1,071,100
	Total Water/Sewer		16,000,216
	Total Revenue Bonds		213,802,080
	Total Investments (cost $250,015,984 –
	note 4)	98.8%	269,404,684
	Other assets less liabilities	1.2	3,163,179
	Net Assets	100.0%	$272,567,863

Percent of
Portfolio Distribution By Quality Rating	Investments†
Aaa of Moody’s or AAA of S&P or Fitch	8.7%
Pre-refunded bonds ††/ETM Bonds	6.9
Aa of Moody’s or AA of S&P or Fitch	49.7
A of Moody’s or S&P or Fitch	26.1
Baa of Moody’s or BBB of S&P or Fitch	6.5
Not Rated*	2.1
100.0%

PORTFOLIO ABBREVIATIONS

ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BHAC - Berkshire Hathaway Assurance Corp.
COP - Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated

12 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2014 (unaudited)

*
Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be rankedin the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**	Security purchased on delayed delivery or when-issued basis.

†	Where applicable, calculated using the highest rating of the three NRSROs.

††
Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

Note: 144A – Private placement subject to SEC Rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

13 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2014 (unaudited)

ASSETS
Investments at value (cost $250,015,984)	$269,404,684
Cash	1,594,985
Interest receivable	3,219,050
Receivable for Trust shares sold	319,197
Other assets	22,060
Total assets	274,559,976
LIABILITIES
Payable for investment securities purchased	1,451,385
Dividends payable	187,294
Payable for Trust shares redeemed	166,795
Management fee payable	89,479
Distribution and service fees payable	5,644
Accrued expenses	91,516
Total liabilities	1,992,113
NET ASSETS	$272,567,863
Net Assets consist of:
Capital Stock - Authorized an unlimited number of
shares, par value $0.01 per share	$250,867
Additional paid-in capital	252,286,196
Net unrealized appreciation on investments (note 4)	19,388,700
Accumulated net realized loss on investments	(86,695)
Undistributed net investment income	728,795
	$272,567,863

CLASS A
Net Assets	$231,952,007
Capital shares outstanding	21,351,853
Net asset value and redemption price per share	$10.86
Maximum offering price per share (100/96 of $10.86)	$11.31

CLASS C
Net Assets	$16,812,669
Capital shares outstanding	1,547,789
Net asset value and offering price per share	$10.86
Redemption price per share (*a charge of 1% is imposed
on the redemption proceeds, or on the original price,
whichever is lower, if redeemed during the first 12
months after purchase)	$10.86	*

CLASS Y
Net Assets	$23,803,187
Capital shares outstanding	2,187,097
Net asset value, offering and redemption price per share	$10.88

See accompanying notes to financial statements.

14 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2014 (unaudited)

Investment Income:

Interest income		$5,816,551

Expenses:

Management fee (note 3)	$542,754
Distribution and service fees (note 3)	257,097
Transfer and shareholder servicing agent fees	66,170
Legal fees	54,815
Trustees’ fees and expenses (note 8)	53,378
Registration fees and dues	15,936
Custodian fees (note 6)	11,974
Shareholders’ reports	11,799
Auditing and tax fees	10,586
Insurance	7,298
Chief compliance officer services (note 3)	2,771
Miscellaneous	22,127
Total expenses		1,056,705
Net investment income		4,759,846

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	399,490
Change in unrealized appreciation on
investments	5,390,445

Net realized and unrealized gain (loss) on
investments		5,789,935
Net change in net assets resulting from
operations		$10,549,781

See accompanying notes to financial statements.

15 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2014	Year Ended
	(unaudited)	March 31, 2014

OPERATIONS:
Net investment income	$4,759,846	$9,877,573
Net realized gain (loss) from
securities transactions	399,490	(486,185)
Change in unrealized
appreciation on investments	5,390,445	(9,539,263)
Change in net assets resulting
from operations	10,549,781	(147,875)

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(4,092,565)	(8,497,365)
Net realized gain on investments	—	(180,368)
Class C Shares:
Net investment income	(221,205)	(516,530)
Net realized gain on investments	—	(13,951)
Class Y Shares:
Net investment income	(411,239)	(766,393)
Net realized gain on investments	—	(15,376)
Change in net assets from
distributions	(4,725,009)	(9,989,983)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	12,915,087	21,297,845
Reinvested dividends and
distributions	3,555,674	7,530,348
Cost of shares redeemed	(15,704,097)	(64,680,498)
Change in net assets from
capital share transactions	766,664	(35,852,305)

Change in net assets	6,591,436	(45,990,163)

NET ASSETS:
Beginning of period	265,976,427	311,966,590

End of period*	$272,567,863	$265,976,427

*Includes undistributed net investment income of:	$728,795	$693,958

See accompanying notes to financial statements.

16 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2014 (unaudited)

1. Organization

     Aquila Tax-Free Trust of Arizona (the “Trust”), a series of Aquila Municipal Trust (from inception until the close of business on October 11, 2013, the Trust operated under the name Tax-Free Trust of Arizona), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on March 13, 1986. The Trust is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are generally valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b)
Fair value measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy: Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

17 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of September 30, 2014:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable
Inputs — Municipal Bonds*	269,404,684
Level 3 – Significant Unobservable Inputs	—
Total	$269,404,684
* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2011-2013) or expected to be taken in the Trust’s 2014 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

18 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

f)
Multiple Class Allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)

Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2014, the Trust decreased undistributed net investment income by $34,444, decreased accumulated net realized loss on investments by $129 and increased additional paid-in capital by $34,315. These reclassifications had no effect on net assets or net asset value per share.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Trust. The Manager’s services include providing the office of the Trust and all related services as well as managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% on the Trust’s net assets.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Trust for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

19 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

b) Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (“the Distributor”) including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.15% of the Trust’s average net assets represented by Class A Shares. For the six months ended September 30, 2014, distribution fees on Class A Shares amounted to $174,294, of which the Distributor retained $10,909.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/ or retention of the Trust’s Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2014, amounted to $62,102. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2014, these payments amounted to $20,701. The total of these payments with respect to Class C Shares amounted to $82,803, of which the Distributor retained $19,756.

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Trust’s shares are sold primarily through the facilities of these intermediaries having offices within Arizona, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended September 30, 2014, total commissions on sales of Class A Shares amounted to $142,399, of which the Distributor received $26,772.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2014, purchases of securities and proceeds from the sales of securities aggregated $14,733,751 and $10,868,832, respectively.

     At September 30, 2014, the aggregate tax cost for all securities was $249,356,403. At September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $20,164,677 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $116,396 for a net unrealized appreciation of $20,048,281.

20 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

5. Portfolio Orientation

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers’ ability to meet their obligations. The Trust is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Trust is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At September 30, 2014, the Trust had all of its assets invested in the securities of Arizona issuers.

6. Expenses

     The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

21 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

7. Capital Share Transactions

     Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	September 30, 2014		Year Ended
	(unaudited)		March 31, 2014
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	590,612	$6,373,896	1,331,489	$14,103,649
Reinvested distributions	291,286	3,148,205	625,293	6,602,783
Cost of shares redeemed	(1,109,842)	(11,987,236)	(4,494,556)	(47,362,203)
Net change	(227,944)	(2,465,135)	(2,537,774)	(26,655,771)
Class C Shares:
Proceeds from shares sold	168,244	1,817,288	239,704	2,544,474
Reinvested distributions	18,688	201,946	46,068	486,425
Cost of shares redeemed	(181,004)	(1,949,845)	(915,847)	(9,690,553)
Net change	5,928	69,389	(630,075)	(6,659,654)
Class Y Shares:
Proceeds from shares sold	437,198	4,723,903	436,094	4,649,722
Reinvested distributions	18,968	205,523	41,614	441,140
Cost of shares redeemed	(163,165)	(1,767,016)	(722,592)	(7,627,742)
Net change	293,001	3,162,410	(244,884)	(2,536,880)
Total transactions in Fund
shares	70,985	$766,664	(3,412,733)	$(35,852,305)

22 | Aquila Tax-Free Trust of Arizona

     AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

8. Trustees’ Fees and Expenses

     At September 30, 2014 there were 12 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2014 was $42,113. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the six months ended September 30, 2014, such meeting-related expenses amounted to $11,265.

9. Securities Traded on a When-Issued Basis

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act.

23 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

     The tax character of distributions was as follows:

	Year	Nine Months	Year
	Ended	Ended	Ended
	March 31, 2014	March 31, 2013	June 30, 2012
Net tax-exempt income	$9,752,435	$8,011,285	$10,971,115
Ordinary Income	27,853	18,962	39,616
Long-term capital gains	209,695	–	–
	$9,989,983	$8,030,247	$11,010,731

     As of March 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$123,371
Accumulated net realized loss on investments	(486,185)
Unrealized appreciation	14,692,213
Other temporary differences	(123,371)
$14,206,028

     The difference between book basis and tax basis unrealized appreciation and undistributed income is due to the timing difference in recognizing dividends paid and the amortization of discount securities.

24 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended		Year		Nine Months
	9/30/14		Ended		Ended		Year Ended June 30,
	(unaudited)		3/31/14		3/31/13 †		2012	2011	2010	2009
Net asset value, beginning of period	$10.63		$10.97		$10.92		$10.37	$10.50	$10.14	$10.19
Income from investment operations:
Net investment income(1)	0.19		0.38		0.29		0.41	0.42	0.43	0.43
Net gain (loss) on securities (both
realized and unrealized)	0.23		(0.34)		0.05		0.54	(0.13)	0.36	(0.05)
Total from investment operations	0.42		0.04		0.34		0.95	0.29	0.79	0.38
Less distributions (note 10):
Dividends from net investment income	(0.19)		(0.37)		0.29		(0.40)	(0.42)	(0.43)	(0.43)
Distributions from capital gains	–		(0.01)		–		–	–	– (2)	–
Total distributions	(0.19)		(0.38)		(0.29)		(0.40)	(0.42)	(0.43)	(0.43)
Net asset value, end of period	$10.86		$10.63		$10.97		$10.92	$10.37	$10.50	$10.14
Total return(not reflecting sales charge)	3.98	%(3)	0.49%		3.08	%(3)	9.29%	2.80%	7.87%	3.86%
Ratios/supplemental data
Net assets, end of period (in millions)	$232		$229		$265		$274	$260	$295	$289
Ratio of expenses to average net assets	0.74	%(4)	0.78	%(5)(6)	0.73	%(4)	0.73%	0.73%	0.74%	0.75%
Ratio of net investment income to
average net assets	3.55	%(4)	3.59	%(5)(6)	3.50	%(4)	3.78%	4.07%	4.08%	4.26%
Portfolio turnover rate	4	%(3)	10%		8	%(3)	17%	12%	14%	19%
The expense ratios after giving effect to the expense offset for uninvested cash balances were:
Ratio of expenses to average net assets	0.74	%(4)	0.78	%(5)	0.73	%(4)	0.73%	0.73%	0.74%	0.74%
________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Amount represents less than $0.01.
(3)	Not Annualized.
(4)	Annualized.
(5)	Includes expenses incurred in connection with the reorganization of the Trust into a series of Aquila Municipal Trust.
(6)	Without these expenses, the expense ratio and the net investment income ratio would have been 0.73% and 3.64%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

25 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended		Year		Nine Months
	9/30/14		Ended		Ended		Year Ended June 30,
	(unaudited)		3/31/14		3/31/13†		2012	2011	2010	2009
Net asset value, beginning of period	$10.63		$10.97		$10.92		$10.37	$10.50	$10.14	$10.19
Income from investment operations:
Net investment income(1)	0.15		0.29		0.22		0.31	0.33	0.33	0.34
Net gain (loss) on securities (both
realized and unrealized)	0.23		(0.34)		0.05		0.55	(0.13)	0.37	(0.05)
Total from investment operations	0.38		(0.05)		0.27		0.86	0.20	0.70	0.29
Less distributions (note 10):
Dividends from net investment income	(0.15)		(0.28)		(0.22)		(0.31)	(0.33)	(0.34)	(0.34)
Distributions from capital gains	–		(0.01)		–		–	–	– (2)	–
Total distributions	(0.15)		(0.29)		(0.22)		(0.31)	(0.33)	(0.34)	(0.34)
Net asset value, end of period	$10.86		$10.63		$10.97		$10.92	$10.37	$10.50	$10.14
Total return(not reflecting CDSC)	3.54	%(3)	(0.36)%		2.43	%(3)	8.36%	1.93%	6.95%	2.98%
Ratios/supplemental data
Net assets, end of period (in millions)	$17		$16		$24		$21	$15	$14	$7
Ratio of expenses to average net assets	1.59	%(4)	1.63	%(5)(6)	1.57	%(4)	1.58%	1.57%	1.58%	1.60%
Ratio of net investment income to
average net assets	2.70	%(4)	2.74	%(5)(6)	2.64	%(4)	2.91%	3.21%	3.19%	3.38%
Portfolio turnover rate	4	%(3)	10%		8	%(3)	17%	12%	14%	19%
The expense ratios after giving effect to the expense offset for uninvested cash balances were:
Ratio of expenses to average net assets	1.59	%(4)	1.63	%(5)	1.57	%(4)	1.58%	1.57%	1.58%	1.59%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Amount represents less than $0.01.
(3)	Not Annualized.
(4)	Annualized.
(5)	Includes expenses incurred in connection with the reorganization of the Trust into a series of Aquila Municipal Trust.
(6)	Without these expenses, the expense ratio and the net investment income ratio would have been 1.58% and 2.79%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

26 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended		Year		Nine Months
	9/30/14		Ended		Ended		Year Ended June 30,
	(unaudited)		3/31/14		3/31/13		2012	2011	2010	2009
Net asset value, beginning of period	$10.65		$10.99		$10.94		$10.39	$10.52	$10.16	$10.21
Income from investment operations:
Net investment income(1)	0.20		0.40		0.30		0.42	0.44	0.44	0.44
Net gain (loss) on securities (both
realized and unrealized)	0.23		(0.34)		0.05		0.55	(0.14)	0.36	(0.05)
Total from investment operations	0.43		0.06		0.35		0.97	0.30	0.80	0.39
Less distributions (note 10):
Dividends from net investment income	(0.20)		(0.39)		(0.30)		(0.42)	(0.43)	(0.44)	(0.44)
Distributions from capital gains	–		(0.01)		–		–	–	– (2)	–
Total distributions	(0.20)		(0.40)		(0.30)		(0.42)	(0.43)	(0.44)	(0.44)
Net asset value, end of period	$10.88		$10.65		$10.99		$10.94	$10.39	$10.52	$10.16
Total return	4.05	%(3)	0.64%		3.20	%(3)	9.44%	2.95%	8.02%	4.02%
Ratios/supplemental data
Net assets, end of period (in millions)	$24		$20		$24		$16	$11	$13	$10
Ratio of expenses to average net assets	0.59	%(4)	0.63	%(5)(6)	0.58	%(4)	0.58%	0.58%	0.59%	0.60%
Ratio of net investment income to
average net assets	3.69	%(4)	3.74	%(5)(6)	3.64	%(4)	3.92%	4.22%	4.22%	4.39%
Portfolio turnover rate	4	%(3)	10%		8	%(3)	17%	12%	14%	19%
The expense ratios after giving effect to the expense offset for uninvested cash balances were:
Ratio of expenses to average net assets	0.59	%(4)	0.63	%(5)	0.58	%(4)	0.58%	0.58%	0.59%	0.59%
_________________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Amount represents less than $0.01.
(3)	Not Annualized.
(4)	Annualized.
(5)	Includes expenses incurred in connection with the reorganization of the Trust into a series of Aquila Municipal Trust.
(6)	Without these expenses, the expense ratio and the net investment income ratio would have been 0.58% and 3.79%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

27 | Aquila Tax-Free Trust of Arizona

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Trust pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Trust, the Trustees of the Trust must determine annually whether to renew the Advisory Agreement for the Trust.

     In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2014. The independent Trustees met telephonically in August, 2014 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager. They also considered information presented in a report prepared by an independent consultant with respect to the Trust’s fees, expenses and investment performance, which included comparisons of the Trust’s investment performance against peers and the Trust’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Trust’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Trust provided to the Trustees at each regularly scheduled meeting.

     At a meeting held in September, 2014, based on their evaluation of the information provided by the Manager and the independent consultant, the Trustees of the Trust, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2015. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager.

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Trust, taking into account the investment objectives and strategies of the Trust. The Trustees reviewed the terms of the Advisory Agreement.

     The Trustees reviewed the Manager’s investment approach for the Trust and its research process. The Trustees considered that the Manager had provided all advisory and administrative services to the Trust that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Trust, given that it seeks to provide shareholders with as high a level of current income exempt from Arizona state and regular Federal income taxes as is consistent with preservation of capital. The Trustees considered the personnel of the Manager who provide investment management services to the Trust. The Manager has employed Mr. Todd Curtis as portfolio manager for the Trust and has established facilities and capabilities for credit analysis of the Trust’s portfolio securities. The Trustees noted the extensive experience of the portfolio manager. They considered that Mr. Curtis is based in Phoenix, Arizona and that he has a comprehensive understanding regarding the economy of the State of Arizona and the securities in which the Trust invests, including those securities with less than the highest ratings from the rating agencies.

     The Manager has additionally provided all administrative services to the Trust and provided the Trust with personnel (including Trust officers) and other resources that are necessary for the Trust’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Trust’s shareholder servicing agent and custodian.

28 | Aquila Tax-Free Trust of Arizona

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Trust were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Trust.

     The Trustees reviewed the Trust’s performance and compared its performance to the performance of:

•
the funds in the Trust’s peer group (the “Peer Group”), as selected by the independent consultant (eight municipal single-state intermediate and municipal single-state long funds, as classified by Morningstar, that are similar to the Trust in size and that charge a front-end sales charge);

•
the funds in the Trust’s product category for performance (the “Product Category for Performance”) (all funds in the Peer Group and, without duplication, all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Trust’s benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Trust’s average annual total return was higher than the average annual total return of the funds in the Peer Group for the one and three year periods but lower than the average for the five and ten year periods ended June 30, 2014. However, the Trustees considered that, as reflected in the Consultant’s Report, the Trust’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for the one, three, five and ten year periods ended June 30, 2014, as well as the benchmark index for each of the one, three and five year periods ended June 30, 2014. The Trustees considered that, as reflected in the Consultant’s Report, the Trust delivered above-average results on a risk-adjusted basis for the three and five year periods ended June 30, 2014 (as evidenced by its Sharpe ratio) when compared to the funds in the Product Category for Performance.

     The Trustees discussed the Trust’s performance record with the Manager and considered the Manager’s view that the Trust’s performance, as compared to its product category and peer group, was explained in part by the Trust’s somewhat higher-quality portfolio and its historical intermediate maturity structure.

     The Trustees noted that, unlike the Trust’s returns, the performance of the benchmark index did not reflect any fees or expenses. The Trustees considered the Trust’s investment performance to be consistent with the investment objectives of the Trust.

     The Trustees concluded that the performance of the Trust was acceptable, in light of market conditions, the length of its average maturities and its investment objectives. Evaluation of the investment performance of the Trust indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

Advisory Fees and Trust Expenses.

     The Trustees reviewed the Trust’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

29 | Aquila Tax-Free Trust of Arizona

•
the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single State Long Municipal Bond Funds from states within which eight or more mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Trust’s contractual advisory fee was lower than the average contractual advisory fee of the funds in the Peer Group (at the Trust’s current asset level) and lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses (at various asset levels). They also noted that the Trust’s expenses were less than the average actual expenses of the funds in both the Product Category for Expenses and the Peer Group.

     The Trustees reviewed management fees charged by the Manager to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager with respect to the Trust. In evaluating the fees associated with the other funds, the Trustees took into account the respective demands, resources and complexity associated with the Trust and those funds.

     The Trustees concluded that the advisory fee and expenses of the Trust were reasonable in relation to the nature and quality of the services provided by the Manager to the Trust.

Profitability.

     The Trustees received materials from each of the Manager and the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Trust, as well as the profitability of Aquila Distributors, Inc. of distribution services provided to the Trust. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Trust, including the methodology used by the Manager in allocating certain of its costs to the management of the Trust. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to the advisory services provided to the Trust did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Trust grows.

     The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Trust. The Trustees considered that the materials indicated that the Trust’s fees are already generally lower than those of its peers, including those with breakpoints. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Trust.

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Trust.

     The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliate, by providing services to a number of funds including the Trust, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliate, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

30 | Aquila Tax-Free Trust of Arizona

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2014 and held for the six months ended September 30, 2014.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2014

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	3.98%	$1,000.00	$1,039.80	$3.78
Class C	3.54%	$1,000.00	$1,035.40	$8.11
Class Y	4.05%	$1,000.00	$1,040.50	$3.02

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized; as such, it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.74%, 1.59% and 0.59% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

31 | Aquila Tax-Free Trust of Arizona

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2014

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.36	$3.75
Class C	5.00%	$1,000.00	$1,017.10	$8.04
Class Y	5.00%	$1,000.00	$1,022.11	$2.99

(1)
Expenses are equal to the annualized expense ratio of 0.74%, 1.59% and 0.59% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

32 | Aquila Tax-Free Trust of Arizona

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Trust publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. The Trust may also disclose other portfolio holdings as of a specified date (currently the Trust discloses its five largest holdings and/or sector holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2014, the Trust did not hold any portfolio securities for which the Trust was entitled to participate in proxy voting. Applicable regulations require us to inform you that the Trust’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2014, $9,752,435 of dividends paid by Aquila Tax-Free Trust of Arizona, constituting 97.62% of total dividends paid, were exempt-interest dividends; $209,695 of dividends paid by the Trust constituting 2.10% of total dividends paid were capital gains distributions; and the balance was ordinary dividend income.

     Prior to February 15, 2015, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2014 calendar year.

33 | Aquila Tax-Free Trust of Arizona

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Founders
Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
120 West 45th Street, Suite 3600
New York, New York 10036

Board of Trustees
     John C. Lucking, Chair
Diana P. Herrmann, Vice Chair
Ernest Calderón
Thomas A. Christopher
Gary C. Cornia
David A. Duffy
Grady Gammage, Jr.
     Lyle W. Hillyard
Glenn P. O’Flaherty
John J. Partridge
James R. Ramsey
Laureen L. White

Officers
     Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President
and Secretary
Todd W. Curtis, Senior Vice President
and Portfolio Manager
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Alan R. Stockman, Senior Vice President
Randall S. Fillmore, Chief Compliance
Officer Joseph P. DiMaggio, Chief Financial Officer
and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
120 West 45th Street, Suite 3600
New York, New York 10036

Transfer and Shareholder Servicing Agent
     BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
14201 N. Dallas Parkway
Dallas, Texas 75254

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FORCLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENTAND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA MUNICIPAL TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee December , 2014

By:	/s/ Joseph P. DiMaggio
December , 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee December , 2014

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer December , 2014

AAUILA MUNICIPAL TRUST
(formerly, TAX-FREE TRUST OF ARIZONA)
EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.